                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Robert H. Nelson     800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: March 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[FIRST AMERICAN FUNDS LOGO]

[GRAPHIC]

2003 SEMIANNUAL REPORT

TAX FREE BOND FUNDS


OUR STRENGTH

WE ARE A PERFORMANCE-DRIVEN, INDEPENDENT-STYLE FIRM, BACKED BY THE RESOURCES AND STABILITY OF A LEADING FINANCIAL ORGANIZATION.


OUR GOAL

SUPERIOR LONG-TERM PERFORMANCE.


OUR PLEDGE

WE TAILOR OUR APPROACH TO YOUR INVESTMENT NEEDS AND MEASURE OUR PERFORMANCE AGAINST YOUR GOALS.

FIRST AMERICAN FUNDS

ON THE COVER

OUR CORPORATE CONSTITUTION

THIS STATEMENT IS DESIGNED TO CAPTURE THE CHARACTER AND AMBITION OF OUR FIRM. WE ARE FOUNDED ON STRENGTH, FOCUSED ON OUR GOAL, AND COMMITTED TO OUR PLEDGE.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH-CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.


OUR FUND FAMILY

- HIGHER RISK AND RETURN POTENTIAL

SECTOR FUNDS
INTERNATIONAL FUND
SMALL CAP FUNDS
MID CAP FUNDS
LARGE CAP FUNDS
GROWTH & INCOME FUNDS
INDEX FUNDS
ASSET ALLOCATION FUNDS
BOND FUNDS

- TAX FREE BOND FUNDS

     - ARIZONA TAX FREE
     - CALIFORNIA INTERMEDIATE TAX FREE
     - CALIFORNIA TAX FREE
     - COLORADO INTERMEDIATE TAX FREE
     - COLORADO TAX FREE
     - INTERMEDIATE TAX FREE
     - MINNESOTA INTERMEDIATE TAX FREE
     - MINNESOTA TAX FREE
     - MISSOURI TAX FREE
     - NEBRASKA TAX FREE
     - OHIO TAX FREE
     - OREGON INTERMEDIATE TAX FREE
     - SHORT TAX FREE
     - TAX FREE

MONEY MARKET FUNDS

- LOWER RISK AND RETURN POTENTIAL


FUND CATEGORIES ARE PRESENTED ACCORDING TO RISK AND RETURN POTENTIAL. FUNDS WITHIN EACH CATEGORY ARE LISTED IN ALPHABETICAL ORDER.

INCOME FROM TAX-EXEMPT FUNDS MAY BE SUBJECT TO STATE AND LOCAL TAXES AND A PORTION OF INCOME MAY BE SUBJECT TO THE STATE AND/OR FEDERAL ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS. FEDERAL INCOME TAX RULES WILL APPLY TO ANY CAPITAL GAINS DISTRIBUTIONS.

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@firstamericanfunds.com
Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Funds Investor Services at 800.677.FUND or visit firstamericanfunds.com.


TABLE OF CONTENTS
Schedule of Investments                                                     2
Statements of Assets and Liabilities                                       58
Statements of Operations                                                   60
Statements of Changes in Net Assets                                        64
Financial Highlights                                                       66
Notes to Financial Statements                                              74

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

ARIZONA TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.1%
REVENUE BONDS - 75.5%
EDUCATION - 15.2%
Arizona Educational Loan Marketing,
 Series A-3 (AMT) (GTSL)
   3.700%, 03/01/09                                                 $           750   $           756
Arizona School Facilities Board, State School
 Improvement, Callable 07/01/12 @ 100
   5.250%, 07/01/16                                                             750               828
   5.250%, 07/01/20                                                             250               269
Arizona State University,
 Callable 07/01/12 @ 100 (FGIC)
   5.000%, 07/01/23                                                             500               515
Arizona Student Loan Acquisition Authority,
 Series A, Callable 11/01/09 @ 102 (AMT)
   5.900%, 05/01/24                                                             100               106
Gilbert Industrial Development Authority,
 Southwest Student Services,
 Callable 02/01/09 @ 102
   5.850%, 02/01/19                                                           1,300             1,263
Glendale Industrial Development Authority,
 Callable 05/15/11 @ 101
   5.750%, 05/15/21                                                             250               267
University of Arizona Board of Regents,
 Series A, Callable 12/01/09 @ 100 (FGIC)
   5.800%, 06/01/24                                                             150               166
                                                                                      ---------------
                                                                                                4,170
                                                                                      ---------------
HEALTHCARE - 9.6%
Arizona Health Facilities Authority,
 John C. Lincoln Health Network,
 Callable 12/01/12 @ 101
   5.750%, 12/01/32                                                             150               141
Johnson City, Tennessee Health & Elderly Facilities
 Authority, Callable 07/01/12 @ 103
   7.500%, 07/01/25                                                             100               109
Mesa Industrial Development Authority, Discovery
 Health Systems, Series A,
 Callable 01/01/10 @ 101 (MBIA)
   5.750%, 01/01/25                                                             500               541
   5.625%, 01/01/29                                                             500               533
Scottsdale Industrial Development Authority,
 Scottsdale Healthcare, Callable 12/01/11 @ 101
   5.700%, 12/01/21                                                           1,000             1,028
Yuma Industrial Development Authority, Yuma
 Regional Medical Center,
 Callable 08/01/07 @ 102 (MBIA)
   5.500%, 08/01/17                                                             250               273
                                                                                      ---------------
                                                                                                2,625
                                                                                      ---------------
HOUSING - 7.2%
Douglas Community Housing Corporation, Rancho
 La Perilla, Callable 01/20/10 @ 102 (GNMA)
   5.900%, 07/20/20                                                             500               529
   6.000%, 07/20/25                                                             475               499
Maricopa County Industrial Development Authority,
 Avalon Apartments, Series A,
 Callable 04/01/10 @ 102 (RAAI)
   6.100%, 04/01/13                                                             105               114
   6.350%, 04/01/30                                                             200               216
Maricopa County Industrial Development Authority,
 Sun King Apartments, Series A,
 Callable 05/01/10 @ 102
   6.750%, 11/01/18                                                 $           260   $           271
   6.750%, 05/01/31                                                             200               206
Phoenix Industrial Development Authority,
 The Phoenix Authority, Series 1A,
 Callable 06/01/10 @ 102 (FHLMC) (FNMA) (GNMA)
   5.875%, 06/01/16                                                             130               144
                                                                                      ---------------
                                                                                                1,979
                                                                                      ---------------
LEASE REVENUE - 1.8%
Navajo County Municipal Property Corporation,
 Jail Facility (ACA)
   5.625%, 07/01/09                                                             310               346
Puerto Rico Public Buildings Authority, Series L,
 Callable 07/01/03 @ 101.50 (COMGTY)
   5.750%, 07/01/16                                                             150               154
                                                                                      ---------------
                                                                                                  500
                                                                                      ---------------
MISCELLANEOUS - 0.8%
Greater Arizona Infrastructure Development Authority,
 Series A, Callable 08/01/08 @ 102 (MBIA)
   5.625%, 08/01/20                                                             200               221
                                                                                      ---------------
RECREATIONAL FACILITY AUTHORITY - 3.8%
Arizona Tourism & Sports Authority,
 Multipurpose Stadium Facility, Series A,
 Callable 07/01/13 @ 100 (MBIA)
   5.000%, 07/01/24                                                           1,000             1,026
                                                                                      ---------------
TAX REVENUE - 5.3%
Oro Valley, Excise Tax,
 Callable 07/01/10 @ 101 (AMBAC)
   5.200%, 07/01/14                                                             400               436
Phoenix Civic Improvements, Excise Tax,
 Callable 07/01/09 @ 101
   5.750%, 07/01/16                                                             300               343
Surprise Municipal Property Corporation,
 Callable 07/01/09 @ 101 (FGIC)
   5.700%, 07/01/20                                                             300               335
Tempe, Excise Tax, Series A,
 Callable 07/01/09 @ 100
   5.625%, 07/01/20                                                             300               332
                                                                                      ---------------
                                                                                                1,446
                                                                                      ---------------
TRANSPORTATION - 17.0%
Arizona State Transportation Highway Board,
 Pre-refunded 07/01/09 @ 100
   5.750%, 07/01/18 (A)                                                         200               233
Arizona State Transportation Highway Board,
 Series A
   5.000%, 07/01/09                                                             400               447
Arizona State Transportation Highway Board,
 Series B, Callable 07/01/12 @ 100
   5.250%, 07/01/22                                                             500               530
Chandler Street & Highway
   4.250%, 07/01/13                                                             500               522
Mesa Street & Highway,
 Pre-refunded 07/01/09 @ 100 (FSA)
   5.100%, 07/01/14 (A)                                                         500               564
   5.500%, 07/01/16 (A)                                                         100               115
Phoenix Civic Improvements, Series B,
 Callable 07/01/12 @ 100 (AMT) (FGIC)
   5.250%, 07/01/21                                                             250               258
   5.250%, 07/01/27                                                             750               766

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Highway &
 Transportation Authority, Series X,
 Callable 07/01/03 @ 101.50
   5.500%, 07/01/19                                                 $            75   $            77
Tucson Airport Authority (FSA)
   5.000%, 06/01/13                                                             750               823
Tuscon Street & Highway Improvements,
 Series 1994-E, Callable 07/01/10 @ 100 (FGIC)
   5.000%, 07/01/18                                                             300               315
                                                                                      ---------------
                                                                                                4,650
                                                                                      ---------------
UTILITIES - 14.8%
Chandler Water & Sewer Improvements,
 Callable 07/01/10 @ 101 (FSA)
   5.800%, 07/01/17                                                             250               286
Energy Management Services,
 Arizona State University Project, Main Campus,
 Callable 07/01/12 @ 100 (MBIA)
   5.000%, 07/01/13                                                             500               550
Mesa Utility System, Series A (FGIC)
   5.000%, 07/01/15                                                           1,000             1,107
Oro Valley Municipal Water Systems,
 Callable 07/01/08 @ 101 (MBIA)
   5.550%, 07/01/17                                                             100               111
Oro Valley Water Development,
 Callable 04/01/03 @ 100
   6.100%, 01/01/04                                                              15                15
Peoria Water & Sewer,
 Callable 07/01/09 @ 100 (FGIC)
   5.000%, 07/01/13                                                             400               433
Phoenix Civic Improvements Water System,
 Pre-refunded 07/01/04 @ 102
   5.500%, 07/01/24 (A)                                                         100               107
Puerto Rico Electric Power Authority, Series X,
 Callable 07/01/05 @ 100
   5.500%, 07/01/25                                                             100               105
Salt River Project, Agricultural Improvement &
 Power District, Series A, Callable 04/01/03 @ 100
   5.500%, 01/01/19                                                              15                15
Salt River Project, Agricultural Improvement &
 Power District, Series A, Callable 01/01/12 @ 101
   5.125%, 01/01/27                                                             500               517
Salt River Project, Agricultural Improvement &
 Power District, Series B, Callable 04/01/03 @ 102
   5.250%, 01/01/19                                                               5                 5
Tucson Water, Series D,
 Callable 07/01/09 @ 100 (FGIC)
   5.400%, 07/01/17                                                             250               275
Tuscon Water, Series 1994-A (MBIA)
   6.250%, 07/01/16                                                             170               210
Yavapai Industrial Development Authority,
 Waste Management Project, Series A-2,
 Mandatory Put 03/01/08 @ 100 (AMT)
   4.450%, 03/01/28                                                             300               302
                                                                                      ---------------
                                                                                                4,038
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                            20,655
                                                                                      ---------------
GENERAL OBLIGATIONS - 18.9%
Chandler Public & Recreational Improvements,
 Callable 07/01/10 @ 101
   5.800%, 07/01/18                                                             250               285
Maricopa County School District #11, Peoria Unit,
 Pre-refunded 07/01/09 @ 101 (FGIC)
   5.500%, 07/01/14 (A)                                             $           100   $           116
   5.500%, 07/01/15 (A)                                                         120               139
Maricopa County Unified School District #41, Gilbert,
 Callable 07/01/12 @ 100 (FSA)
   4.600%, 07/01/14                                                             295               314
Mesa, Callable 07/01/09 @ 100 (FGIC)
   5.000%, 07/01/18                                                             250               262
Navajo County Unified School District #32,
 Blue Ridge (FSA)
   5.000%, 07/01/12                                                             700               776
Peoria, Callable 04/01/09 @ 100 (FGIC)
   5.400%, 04/01/15                                                             100               111
   5.000%, 04/01/18                                                             575               609
   5.000%, 04/01/19                                                             125               131
Phoenix, Callable 07/01/07 @ 102
   5.250%, 07/01/20                                                             250               266
Phoenix, Callable 07/01/10 @ 100
   5.250%, 07/01/19                                                             350               374
   5.375%, 07/01/25                                                             750               786
Pima County Unified School District #6, Marana,
 Series A, Callable 07/01/10 @ 101 (FGIC)
   5.250%, 07/01/15                                                             250               273
Pima County Unified School District #12,
 Sunnyside, Callable 07/01/09 @ 100 (FGIC)
   5.300%, 07/01/13                                                             150               166
Scottsdale, Pre-refunded 07/01/09 @ 100
   5.500%, 07/01/22 (A)                                                         250               287
Tucson
   5.500%, 07/01/18                                                             250               288
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                       5,183
                                                                                      ---------------
CERTIFICATES OF PARTICIPATION - 2.7%
El Mirage, Callable 08/01/03 @ 100
   6.625%, 08/01/11                                                              60                60
   6.900%, 08/01/16                                                             300               301
Tucson, Callable 07/01/08 @ 100 (MBIA)
   5.500%, 07/01/15                                                             200               223
University of Arizona Parking & Student Housing
 Authority, Callable 06/01/09 @ 100 (AMBAC)
   5.750%, 06/01/19                                                             140               158
                                                                                      ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                               742
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $24,858)                                                                              26,580
                                                                                      ---------------

DESCRIPTION                                                                  SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
MONEY MARKET FUND - 1.6%
Federated Arizona
 Municipal Money Market Fund                                                440,715   $           441
                                                                                      ---------------
TOTAL MONEY MARKET FUND
   (Cost $441)                                                                                    441
                                                                                      ---------------
TOTAL INVESTMENTS - 98.7%
   (Cost $25,299)                                                                              27,021
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.3%                                                          346
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $        27,367
                                                                                      ---------------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $2,188,194, which represents 8.0% of net assets.

COMGTY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GTSL - Guaranteed Student Loans

MBIA - Municipal Bond Insurance Association

RAAI - Radian Asset Assurance Inc.

CALIFORNIA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.7%
REVENUE BONDS - 62.8%
EDUCATION - 9.8%
ABAG Financial Authority, Schools of the
 Sacred Heart, Series A
   5.800%, 06/01/08                                                 $           200   $           220
Aztec Shops, California State Auxiliary
 Organization, San Diego State University,
 Callable 09/01/10 @ 101
   5.400%, 09/01/11                                                           1,035             1,114
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A
   5.300%, 03/01/04                                                             255               263
   5.650%, 03/01/07                                                             380               414
   5.750%, 03/01/08                                                             400               437
California State Higher Educational Facilities
 Authority, Occidental College Project,
 Callable 10/01/07 @ 102 (MBIA)
   5.300%, 10/01/10                                                             500               559
California State Higher Educational Facilities
 Authority, University of La Verne & Western
 University of Health Sciences, Series B
   6.000%, 06/01/10                                                             495               552
California State Higher Educational Facilities
 Authority, University of Redlands, Series A
   5.550%, 06/01/09                                                             225               254
California State Higher Educational Facilites
 Authority, University of Redlands, Series A,
 Callable 06/01/10 @ 101
   5.700%, 06/01/11                                                             250               282
   5.750%, 06/01/12                                                             260               291
California State University Fresno Association,
 Auxiliary Organization Event Center,
 Callable 07/01/12 @ 101
   6.000%, 07/01/22                                                             500               518
                                                                                      ---------------
                                                                                                4,904
                                                                                      ---------------
HEALTHCARE - 17.4%
ABAG Financial Authority, O'Connor Woods (ACA)
   5.250%, 11/01/05                                                             500               541
ABAG Financial Authority, Odd Fellows
 Home of California (CMI)
   4.950%, 08/15/07                                                             500               542
California Health Facilities Financing Authority,
 Casa Colina, Callable 04/01/12 @ 100
   5.500%, 04/01/13                                                             300               312
California Health Facilities Financing Authority,
 Paradise Valley Estates (CMI)
   4.125%, 01/01/10                                                             500               506
   4.375%, 01/01/12                                                             540               546
California Health Facilities Financing Authority,
 Valleycare Medical Center, Series A,
 Callable 05/01/12 @ 100 (CMI)
   4.625%, 05/01/13                                                             300               305
   4.800%, 05/01/14                                                             715               733
California State Communities Development
 Authority, Hospital of Monterey Peninsula,
 Callable 08/15/08 @ 101 (MBIA)
   5.250%, 08/15/09                                                             500               562
California State Health Facilities Authority,
 Casa de las Campanas, Series A,
 Callable 08/01/08 @ 100 (CMI)
   5.375%, 08/01/09                                                             250               271

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
California Statewide Communities Development
 Authority, Elder Care Alliance, Series A
   7.250%, 11/15/11                                                 $           500   $           502
California Statewide Communities Development
 Authority, Health Facilities, Series A, Escrowed
 to Maturity, Callable 08/01/03 @ 102 (CMI)
   5.200%, 08/01/04 (A)                                                         200               206
California Statewide Communities Development
 Authority, Kaiser Permanente, Series D,
 Mandatory Put 03/01/07 @ 100
   4.350%, 11/01/36 (B)                                                         500               526
California Statewide Communities Development
 Authority, Los Angeles Orthopedic Hospital
 Foundation, Callable 06/01/07 @ 101 (AMBAC)
   5.000%, 06/01/12                                                             150               162
John C. Fremont Hospital District, Health Facility (CMI)
   6.000%, 06/01/04                                                             130               136
La Verne, Brethren Hillcrest Homes, Series B,
 Callable 02/15/13 @ 101 (ACA)
   5.600%, 02/15/33                                                             500               505
Marysville Hospital, Fremont Rideout Health Project,
 Series A, Callable 07/01/08 @ 103 (AMBAC)
   5.000%, 01/01/10                                                             500               553
Puerto Rico Industrial, Tourist, Educational,
 Medical & Environmental Control Facilities,
 Hospital de la Concepcion, Series A
   5.500%, 11/15/09                                                             650               726
Rancho Mirage Joint Powers Finance Authority,
 Eisenhower Medical Center, Series A,
 Callable 07/01/07 @ 102 (MBIA)
   5.125%, 07/01/08                                                             500               561
Riverside County Public Financing Authority,
 Air Force Village West
   5.125%, 05/15/05                                                             525               534
                                                                                      ---------------
                                                                                                8,729
                                                                                      ---------------
HOUSING - 5.7%
ABAG Financial Authority, Archstone Redwood
 Housing Project, Series A
   5.300%, 10/01/08                                                             500               537
California Rural Home Mortgage Finance
 Authority, Single Family Mortgage,
 Series D (AMT) (FNMA) (GNMA)
   5.250%, 06/01/10                                                             210               227
California State Housing Finance Agency,
 Series E (MBIA)
   5.850%, 08/01/04                                                             150               158
California State Housing Finance Agency,
 Series G, Callable 08/01/04 @ 102
   6.550%, 02/01/05                                                             150               153
California Statewide Communities Development
 Authority, Series B, Mandatory Put 06/15/09 @ 100
   5.200%, 12/01/29                                                             500               536
California Statewide Communities Development
 Authority, Archstone Communities Trust,
 Mandatory Put 06/01/08 @ 100
   5.300%, 06/01/29                                                             500               535
California Statewide Communities Development
 Authority, Multifamily Housing, Citrus Gardens
 Apartments, Callable 07/01/12 @ 102
   5.375%, 07/01/26                                                             700               705
Redondo Beach Redevelopment Agency,
 Residential Mortgages, Series A (FNMA)
   5.150%, 06/01/03                                                 $            10   $            10
                                                                                      ---------------
                                                                                                2,861
                                                                                      ---------------
LEASE REVENUE - 2.7%
California State Public Works Board,
 California Community Colleges, Series A,
 Callable 12/01/09 @ 101
   4.875%, 12/01/18                                                             200               204
California State Public Works Board,
 Department of Corrections, Series A (AMBAC) (MLO)
   6.000%, 01/01/06                                                             545               607
California State Public Works Board,
 Department of Health Services,
 Callable 11/01/09 @ 101 (MBIA) (MLO)
   5.200%, 11/01/12                                                             500               551
                                                                                      ---------------
                                                                                                1,362
                                                                                      ---------------
MISCELLANEOUS - 0.6%
Children's Trust Fund, Puerto Rico
 Tobacco Settlement Issue
   5.000%, 07/01/08                                                             250               281
                                                                                      ---------------
SANITATION DISTRICT - 1.1%
Los Angeles Municipal Improvement Corporation,
 Sanitation Equipment, Series A (FSA) (MLO)
   6.000%, 02/01/07                                                             500               571
                                                                                      ---------------
SCHOOL DISTRICT - 3.6%
Golden West Schools Financing Authority,
 Series A (MBIA)
   5.700%, 02/01/13                                                             720               836
   5.750%, 02/01/14                                                             520               608
Golden West Schools Financing Authority,
 Series A, Zero Coupon Bond (MBIA)
   5.000%, 02/01/12 (C)                                                         535               373
                                                                                      ---------------
                                                                                                1,817
                                                                                      ---------------
TAX REVENUE - 4.0%
Long Beach Community Facilities District #5,
 Towne Center Special Tax, Callable 10/01/06 @ 102
   6.100%, 10/01/12                                                             165               175
Los Angeles County Public Works Financing Authority,
 Regional Park & Open Space District,
 Series A, Callable 10/01/07 @ 101
   5.000%, 10/01/19                                                             500               518
Los Angeles County Public Works Financing
 Authority, Regional Park & Open Space District,
 Series A, Escrowed to Maturity
   5.625%, 10/01/03 (A)                                                         500               512
Los Angeles County Transportation Commission,
 Series B (FGIC)
   6.000%, 07/01/04                                                             250               265
West Covina Redevelopment Agency,
 Fashion Plaza Project
   5.125%, 09/01/05                                                             300               324
William S. Hart Joint School Financing Authority,
 Special Tax, Callable 09/01/05 @ 102 (FSA)
   6.100%, 09/01/06                                                             200               226
                                                                                      ---------------
                                                                                                2,020
                                                                                      ---------------
TRANSPORTATION - 4.6%
San Francisco Bay Area Transportation
 Financing Authority, Bridge Toll (ACA)
   5.500%, 08/01/05                                                             690               743

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
San Francisco City & County International
 Airports Commission, Second Series,
 Callable 05/01/04 @ 101 (AMT) (FGIC)
   5.400%, 05/01/06                                                 $           500   $           522
San Francisco City & County International
 Airports Commission, Second Series,
 Issue 25 (AMT) (FSA)
   5.500%, 05/01/08                                                             500               557
San Francisco City & County International
 Airports Commission, SFO Fuel,
 Series A (AMT) (FSA)
   5.250%, 01/01/07                                                             450               492
                                                                                      ---------------
                                                                                                2,314
                                                                                      ---------------
UTILITIES - 13.3%
California State Department of Water, Central
 Valley Project, Series O, Callable 12/01/05 @ 101
   5.000%, 12/01/12                                                             500               553
California State Department of Water, Central
 Valley Project, Series P,
 Pre-refunded 06/01/06 @ 101
   5.300%, 12/01/07 (D)                                                         750               844
California State Department of Water,
 Series A, Callable 05/01/12 @ 101
   5.875%, 05/01/16                                                             500               562
Chino Basin Regional Financing Authority,
 Inland Empire Utility Agency Sewer Project,
 Callable 11/01/09 @ 101 (MBIA)
   5.200%, 11/01/11                                                             405               448
Contra Costa Water District, Series G (MBIA)
   5.400%, 10/01/03                                                             500               511
Imperial, Wastewater Treatment Facility,
 Callable 10/15/11 @ 102 (FGIC)
   5.000%, 10/15/20                                                           1,000             1,051
Inland Empire Solid Waste Authority, Landfill
 Improvement Financing Project, Series B,
 Escrowed to Maturity (AMT) (FSA)
   5.750%, 02/01/04 (A)                                                         500               519
Metropolitan Water District of Southern California,
 Series B, Callable 07/01/06 @ 102 (MBIA)
   4.875%, 07/01/10                                                             325               353
   5.000%, 07/01/14                                                             500               541
Richmond Wastewater Systems,
 Callable 08/01/09 @ 102 (FGIC)
   5.200%, 08/01/11                                                             500               552
Turlock Irrigation District, Series A,
 Callable 04/01/03 @ 102 (MBIA)
   6.000%, 01/01/04                                                             100               102
Whittier Utility Authority,
 Callable 06/01/13 @ 100 (MBIA)
   4.400%, 06/01/17                                                             305               311
   4.500%, 06/01/18                                                             315               321
                                                                                      ---------------
                                                                                                6,668
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                            31,527
                                                                                      ---------------
GENERAL OBLIGATIONS - 26.0%
Alisal Unified School District, Series C,
 Zero Coupon Bond (FGIC)
   5.050%, 08/01/08 (C)                                                         860               734
Central Union High School District, Imperial County,
 Callable 08/01/11 @ 102 (FGIC)
   5.000%, 08/01/18                                                           1,000             1,068
Foothill-De Anza Community College District,
 Callable 08/01/10 @ 101
   6.000%, 08/01/11                                                 $           300   $           352
Fresno Unified School District, Series A (MBIA)
   6.050%, 08/01/11                                                             500               596
Jefferson Union High School District,
 San Mateo County, Series A (MBIA)
   6.250%, 02/01/14                                                             300               363
La Canada Unified School District (FGIC)
   5.100%, 08/01/03                                                             400               405
Lemon Grove School District, Election of 1998-B,
 Zero Coupon Bond (FSA)
   3.329%, 11/01/20 (C)                                                         375               160
Los Angeles, Series A, Pre-refunded
 09/01/04 @ 102 (MBIA)
   5.800%, 09/01/07 (D)                                                         250               271
Montebello Unified School District,
 Zero Coupon Bond (MBIA)
   10.398%, 08/01/21 (C)                                                        700               275
Newhall School District, Series A,
 Callable 05/01/10 @ 101 (FSA)
   5.500%, 05/01/11                                                             540               616
Oxnard School District (MBIA)
   5.000%, 08/01/05                                                             600               650
Pomona School District, Series A (MBIA)
   5.450%, 02/01/06                                                             250               276
   5.500%, 08/01/06                                                             250               280
Pomona School District, Series A,
 Callable 08/01/11 @ 103 (MBIA)
   6.150%, 08/01/15                                                             500               590
Puerto Rico Commonwealth (MBIA)
   6.250%, 07/01/08                                                             500               592
Puerto Rico Commonwealth, Series B (FSA)
   6.500%, 07/01/15                                                           1,000             1,256
Rio Linda Unified School District,
 Callable 08/01/08 @ 101 (FSA)
   5.000%, 08/01/09                                                             500               552
Roseville Joint Union High School District,
 Callable 08/01/11 @ 101
   5.200%, 08/01/20                                                             600               637
Rowland Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.250%, 09/01/25                                                             250               260
San Francisco City & County, Fire Department
 Facility Project, Series C (FGIC)
   7.000%, 06/15/03                                                             300               304
San Juan Unified School District,
 Zero Coupon Bond (FSA)
   5.420%, 08/01/16 (C)                                                         390               211
San Mateo County Community College District,
 Series A, Zero Coupon Bond (FGIC)
   5.300%, 09/01/17 (C)                                                         760               385
San Mateo Unified High School District,
 Series B, Zero Coupon Bond (FGIC)
   5.150%, 09/01/17 (C)                                                       1,000               507
Vista Unified School District, Series A,
 Zero Coupon Bond (FSA)
   5.850%, 08/01/26 (C)                                                       1,000               287
Walnut Valley Unified School District,
 Series A (MBIA)
   6.850%, 08/01/07                                                             250               298
Walnut Valley Unified School District, Series A,
 Callable 08/01/10 @ 102 (FSA)
   5.000%, 08/01/12                                                             255               282

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
West Covina Unified School District,
 Series A (MBIA)
   5.350%, 02/01/20                                                 $           770   $           863
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                      13,070
                                                                                      ---------------
CERTIFICATES OF PARTICIPATION - 7.9%
Bakersfield Convention Center Expansion Project,
 Callable 04/01/07 @ 101 (MBIA) (MLO)
   5.500%, 04/01/10                                                             250               280
Escondido Civic Center Project, Escrowed to
 Maturity, Callable 09/01/03 @ 100 (AMBAC) (MLO)
   5.800%, 09/01/04 (A)                                                         100               107
Grossmont Unified High School District,
 Callable 09/01/08 @ 102 (FSA) (MLO)
   5.400%, 09/01/13                                                             300               336
Kern County Board of Education, Series A,
 Callable 05/01/08 @ 102 (MBIA) (MLO)
   5.200%, 05/01/12                                                             905               997
Los Angeles Community College, Energy
 Retrofit Project (AMBAC)
   5.000%, 08/15/09                                                             300               337
Los Angeles County Schools, Regionalized
 Business Services Financing Project, Series A
   5.000%, 09/01/08                                                             200               222
Los Angeles, Sonnenblick Del Rio,
 West Los Angeles (AMBAC)
   5.375%, 11/01/10                                                             500               568
Oxnard Redevelopment Agency,
 Callable 06/21/04 @ 103
   4.125%, 07/01/05                                                             500               521
Paradise Unified School District, Measure M Project,
 Series A, Callable 09/01/05 @ 102 (AMBAC) (MLO)
   5.250%, 09/01/07                                                             300               332
West Covina Civic Center Project,
 Pre-refunded 09/01/05 @ 102 (FSA) (MLO)
   5.250%, 09/01/07 (D)                                                         250               278
                                                                                      ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                             3,978
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $44,969)                                                                              48,575
                                                                                      ---------------

DESCRIPTION                                                                  SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS - 2.1%
Federated California Municipal Cash Trust                                   711,279   $           711
Provident California Money Fund                                             359,565               360
                                                                                      ---------------
TOTAL MONEY MARKET FUNDS
   (Cost $1,071)                                                                                1,071
                                                                                      ---------------
TOTAL INVESTMENTS - 98.8%
   (Cost $46,040)                                                                              49,646
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.2%                                                          580
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $        50,226
                                                                                      ---------------

(A) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(B) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2003.

(C)  The rate shown is the effective yield at the time of purchase.

(D) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $2,315,875, which represents 4.6% of net assets.

CMI - California Mortgage Insurance Program

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

CALIFORNIA TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.5%
REVENUE BONDS - 54.9%
AUTHORITY - 0.6%
South Bayside Waste Management Authority,
 Callable 03/01/09 @ 102 (AMBAC)
   5.750%, 03/01/20                                                 $           150   $           169
                                                                                      ---------------
BUILDING - 3.9%
Sacramento City Financing Authority,
 Callable 06/01/10 @ 101 (MLO)
   5.400%, 06/01/18                                                             455               496
   5.500%, 06/01/23                                                             645               690
                                                                                      ---------------
                                                                                                1,186
                                                                                      ---------------
EDUCATION - 15.3%
ABAG Financial Authority, Schools of the
 Sacred Heart, Series A
   5.900%, 06/01/10                                                             200               222
Aztec Shops, California State Auxiliary
 Organization, San Diego State University
   5.200%, 09/01/08                                                             455               490
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A
   5.550%, 03/01/06                                                             250               271
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A,
 Callable 03/01/10 @ 101
   6.750%, 03/01/19                                                             380               416
California State Higher Educational Facilities
 Authority, University of La Verne & Western
 University of Health Sciences, Series B,
 Callable 06/01/10 @ 101
   6.625%, 06/01/20                                                             215               235
California State Higher Educational Facilities
 Authority, University of Redlands, Series A,
 Callable 06/01/10 @ 101
   5.950%, 06/01/15                                                             310               346
   6.150%, 06/01/20                                                             500               553
California State University Foundation, Monterey Bay,
 Callable 06/01/11 @ 100 (MBIA)
   5.300%, 06/01/22                                                             500               527
California State University Fresno Association,
 Auxiliary Organization Event Center,
 Callable 07/01/12 @ 101
   6.000%, 07/01/22                                                             500               518
University of California, Series K,
 Callable 09/01/08 @ 101
   5.000%, 09/01/20                                                           1,000             1,038
                                                                                      ---------------
                                                                                                4,616
                                                                                      ---------------
HEALTHCARE - 6.4%
ABAG Finance Authority, Lincoln Glen Manor Senior
 Citizens, Callable 02/15/08 @ 101 (CMI)
   6.100%, 02/15/25                                                             250               271
California Health Facilities Financing Authority,
 Casa Colina, Callable 04/01/12 @ 100
   5.500%, 04/01/13                                                             300               312
California Statewide Communities Development
 Authority, Elder Care Alliance, Series A
   7.250%, 11/15/11                                                             250               251
California Statewide Communities Development
 Authority, Kaiser Permanente, Series D,
 Mandatory Put 03/01/07 @ 100
   4.350%, 11/01/36 (A)                                                         250               263
California Statewide Communities Development
 Authority, Los Angeles Orthopedic Hospital
 Foundation, Callable 06/01/07 @ 101 (AMBAC)
   5.000%, 06/01/12                                                 $           350   $           379
Puerto Rico Industrial Tourist, Educational,
 Medical & Environmental Control Facilities,
 Hospital de La Concepcion, Series A
   5.500%, 11/15/08                                                             400               448
                                                                                      ---------------
                                                                                                1,924
                                                                                      ---------------
HOUSING - 4.8%
California State Department of Veterans Affairs,
 Series C, Callable 01/09/11 @ 101 (AMT)
   5.500%, 12/01/19                                                             700               728
California State Housing Finance Agency,
 Single Family Mortgage,
 Series B (AMT) (FNMA) (GNMA)
   5.650%, 06/01/10                                                             160               174
California Statewide Communities Development
 Authority, Archstone Seascape, Mandatory
 Put 06/01/08 @ 100
   5.250%, 06/01/29                                                             500               534
                                                                                      ---------------
                                                                                                1,436
                                                                                      ---------------
LEASE REVENUE - 0.8%
Woodland Finance Authority, Capital Project (XLCA)
   4.000%, 03/01/13                                                             250               253
                                                                                      ---------------
SCHOOL DISTRICT - 3.5%
Golden West Schools Financing Authority,
 Series A (MBIA)
   5.750%, 02/01/14                                                             250               292
   5.800%, 08/01/22                                                             320               372
   5.800%, 08/01/23                                                             345               400
                                                                                      ---------------
                                                                                                1,064
                                                                                      ---------------
TAX REVENUE - 6.3%
Grass Valley Community Redevelopment Agency,
 Tax Allocation, Callable 12/01/08 @ 102
   6.400%, 12/01/34                                                             400               428
Long Beach Community Facilities District #5,
 Towne Center Special Tax, Callable 10/01/06 @ 102
   6.100%, 10/01/12                                                             250               265
Los Angeles, Callable 03/01/10 @ 101
   5.625%, 03/01/19                                                             200               223
Los Angeles County Community Facilities
 District #3, Series A, Special Tax,
 Callable 09/01/10 @ 100 (AMBAC)
   5.250%, 09/01/18                                                             715               774
San Francisco Bay Area Transportation Authority,
 Callable 07/01/09 @ 101 (FGIC)
   5.500%, 07/01/26                                                             200               211
                                                                                      ---------------
                                                                                                1,901
                                                                                      ---------------
TRANSPORTATION - 3.9%
Long Beach Harbor,
 Callable 05/15/05 @ 102 (AMT) (MBIA)
   5.375%, 05/15/20                                                             250               256
Los Angeles County Metropolitan Transportation
 Authority, Series B,
 Callable 07/01/03 @ 102 (AMBAC)
   5.250%, 07/01/23                                                             200               206
Los Angeles Harbor, Series B,
 Callable 11/01/06 @ 101 (AMT)
   5.250%, 11/01/08                                                             300               324

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway &
Transportation Authority, Series X (MBIA)
   5.500%, 07/01/15                                                 $           100   $           116
San Francisco Airport Commission, SFO Fuel
 Company, Callable 01/01/08 @ 102 (AMT) (FSA)
   5.625%, 01/01/12                                                             250               274
                                                                                      ---------------
                                                                                                1,176
                                                                                      ---------------
UTILITIES - 9.4%
California State Department of Water,
 Series W (FSA)
   5.500%, 12/01/14                                                             450               520
California Statewide Communities Development
 Authority, Waste Management Project,
 Mandatory Put 04/01/04 @ 100 (AMT)
   4.950%, 04/01/11                                                             250               255
Compton Sewer Authority,
 Callable 09/01/08 @ 102 (MBIA)
   5.375%, 09/01/23                                                           1,150             1,211
Contra Costa Water Authority, Series A,
 Callable 10/01/12 @ 100 (FGIC)
   5.000%, 10/01/20                                                             340               356
Los Angeles Water & Power Development Authority,
 Callable 02/15/05 @ 101
   6.100%, 02/15/17                                                              35                38
Los Angeles Water & Power Development Authority,
 Pre-refunded 02/15/05 @ 101
   6.100%, 02/15/17 (B)                                                         115               126
South Placer Waste Water Authority, Series A,
 Callable 11/01/10 @ 101 (FGIC)
   5.500%, 11/01/15                                                             300               338
                                                                                      ---------------
                                                                                                2,844
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                            16,569
                                                                                      ---------------
GENERAL OBLIGATIONS - 34.5%
Acalanes Unified High School District,
 Zero Coupon Bond,
 Callable 08/01/10 @ 70.92 (FGIC)
   5.560%, 08/01/16 (C)                                                         700               385
Brentwood (MBIA)
   5.250%, 07/01/16                                                             150               170
California State, Callable 10/01/10 @ 100
   5.250%, 10/01/19                                                             600               624
California State, Callable 02/01/13 @ 100
   5.000%, 02/01/24                                                             700               703
Chaffey Unified High School District, Series B,
 Callable 08/01/10 @ 101 (FGIC)
   5.000%, 08/01/25                                                           1,510             1,538
Glendora Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.350%, 09/01/20                                                             340               367
Hanford Joint Union High School District,
 Series B, Zero Coupon Bond (MBIA)
   5.850%, 08/01/15 (C)                                                         260               152
Jefferson Union High School District,
 San Mateo County, Series A (MBIA)
   6.250%, 08/01/20                                                             460               567
Los Angeles County Public Works Financing
 Authority, Regional Park & Open Space District,
 Series A, Callable 10/01/07 @ 101
   5.000%, 10/01/19                                                             500               517
Pleasant Valley School District, Ventura County,
 Series A (MBIA)
   5.850%, 02/01/19                                                             250               296
Pomona Unified School District, Series A (MBIA)
   5.950%, 02/01/17                                                 $           855   $         1,024
Rancho Santiago Community College District,
 Election of 2002, Series A,
 Callable 09/01/13 @ 100 (MBIA)
   5.250%, 09/01/18                                                           1,200             1,313
Rowland Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.250%, 09/01/25                                                             250               260
Sacramento Unified School District, Series A,
 Pre-refunded 07/01/09 @ 102
   5.750%, 07/01/17 (B)                                                         400               477
Vallejo City Unified School District, Series A (MBIA)
   5.900%, 08/01/21                                                             350               414
Ventura County Community College District,
 Series A, Calllable 08/01/12 @ 101 (MBIA)
   5.000%, 08/01/18                                                             910               972
Wiseburn School District, Series A,
 Callable 08/01/10 @ 100 (FGIC)
   5.250%, 08/01/22                                                             600               629
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                      10,408
                                                                                      ---------------
CERTIFICATES OF PARTICIPATION - 9.1%
Bakersfield Convention Center Expansion Project,
 Callable 04/01/07 @ 101 (MBIA)
   5.875%, 04/01/22                                                             250               281
Escondido, Series A, Callable 09/01/10 @ 101 (FGIC)
   5.625%, 09/01/20                                                             300               333
La Verne, Brethren Hillcrest Homes, Series B,
 Callable 02/15/13 @ 101 (ACA)
   5.600%, 02/15/33                                                             250               253
Lathrop, Series A, Callable 06/01/10 @ 101 (MBIA)
   5.875%, 06/01/30                                                             350               392
Los Angeles, Sonnenblick del Rio Senior Lien,
 Callable 11/01/10 @ 101 (AMBAC)
   6.000%, 11/01/19                                                             330               383
Orange County, Series A,
 Callable 07/01/06 @ 102 (MBIA)
   5.875%, 07/01/19                                                             150               169
Pacifica Public Safety Building Project,
 Callable 11/01/09 @ 102 (MBIA)
   5.875%, 11/01/24                                                             300               335
Ridgecrest Civic Center Project,
 Callable 03/01/09 @ 101
   6.250%, 03/01/21                                                             250               268
West Kern County Water District,
 Callable 06/01/10 @ 101
   5.200%, 06/01/14                                                             320               337
                                                                                      ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                             2,751
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $27,604)                                                                              29,728
                                                                                      ---------------

DESCRIPTION                                                                  SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
MONEY MARKET FUND - 0.2%
Federated California Municipal Cash Trust                                    46,944   $            47
                                                                                      ---------------
TOTAL MONEY MARKET FUND
   (Cost $47)                                                                                      47
                                                                                      ---------------
TOTAL INVESTMENTS - 98.7%
   (Cost $27,651)                                                                              29,775
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.3%                                                          390
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $        30,165
                                                                                      ---------------

(A) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2003.

(B) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(C) The rate shown is the effective yield at the time of purchase.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $2,009,848, which represents 6.7% of net assets.

CMI - California Mortgage Insurance Program

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

XLCA - XL Capital Assurance Inc.

COLORADO INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.1%
REVENUE BONDS - 62.3%
BUILDING - 1.5%
Jefferson County, Metropolitan YMCA Project,
 Series A, Pre-refunded 08/01/05 @ 100
   7.500%, 08/01/08 (A)                                             $         1,000   $         1,134
                                                                                      ---------------
EDUCATION - 8.6%
Aurora Community College Project (CLE) (MLO)
   5.750%, 10/15/04                                                             500               522
Colorado School Mines Auxiliary,
 Callable 12/01/12 @ 100 (AMBAC)
   5.250%, 12/01/20                                                             605               649
Colorado State Educational & Cultural Facilities
 Authority, Bromley East Charter School Project
   6.250%, 09/15/11                                                             600               635
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School Project
   6.375%, 12/01/11                                                             965             1,030
Colorado State Educational & Cultural Facilities
 Authority, Core Knowledge Charter School,
 Callable 11/01/09 @ 100
   6.850%, 11/01/16                                                             440               483
Colorado State Educational & Cultural Facilities
 Authority, University of Colorado Foundation,
 Callable 07/01/12 @ 100 (AMBAC)
   5.000%, 07/01/27                                                             710               724
Colorado State Educational & Cultural Facilities
 Authority, University of Denver (MBIA)
   4.250%, 03/01/13                                                           2,375             2,480
                                                                                      ---------------
                                                                                                6,523
                                                                                      ---------------
HEALTHCARE - 13.0%
Colorado State Health Facilities Authority,
 Boulder Hospital (MBIA)
   4.875%, 10/01/09                                                             500               548
   5.000%, 10/01/10                                                             500               547
Colorado State Health Facilities Authority,
 Catholic Health Initiatives, Series A
   5.000%, 03/01/12                                                             500               536
Colorado State Health Facilities Authority,
 The Devereux Foundation,
 Callable 11/01/12 @ 100 (RAAI)
   4.200%, 11/01/13                                                             380               377
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 12/01/10 @ 102
   6.900%, 12/01/25                                                             350               379
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 10/01/12 @ 100
   5.900%, 10/01/27                                                             250               248
Colorado State Health Facilities Authority,
 National Jewish Medical & Research Center Project,
 Callable 01/01/08 @ 100
   5.375%, 01/01/16                                                             700               701
Colorado State Health Facilities Authority,
 North Colorado Medical Center Project (FSA)
   5.000%, 05/15/09                                                           1,000             1,099
Colorado State Health Facilities Authority,
 Parkview Medical Center
   5.500%, 09/01/07                                                             250               271
   5.750%, 09/01/08                                                             250               273
   5.500%, 09/01/09                                                             500               539

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Colorado State Health Facilities Authority,
 Poudre Valley Healthcare,
 Callable 12/01/09 @ 101 (FSA)
   5.750%, 12/01/10                                                 $         1,000   $         1,135
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project
   4.600%, 09/15/04                                                             405               410
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project,
 Callable 09/15/08 @ 101
   5.300%, 09/15/09                                                             250               255
Colorado State Health Facilities Authority,
 Vail Medical Center,
 Callable 01/15/12 @ 100
   5.750%, 01/15/22                                                             800               809
La Junta Hospital, Arkansas Valley Regional
 Medical Center Project
   5.200%, 04/01/06                                                             300               308
   5.300%, 04/01/07                                                             320               329
   5.400%, 04/01/08                                                             335               345
   5.500%, 04/01/09                                                             355               364
University of Colorado Hospital Authority,
 Callable 11/15/11 @ 100
   5.000%, 11/15/14                                                             300               306
                                                                                      ---------------
                                                                                                9,779
                                                                                      ---------------
HOUSING - 2.9%
Colorado State Housing Finance Authority,
 Multifamily Housing, Class I,
 Series A-4 (FHLB) (VRDO)
   1.200%, 10/01/30                                                           2,000             2,000
Colorado State Housing Finance Authority,
 Multifamily Housing, Series A (FHA)
   5.125%, 10/01/03                                                             100               100
Colorado State Housing Finance Authority,
 Single Family Mortgages, Series B-1,
 Callable 06/01/05 @ 103 (AMT)
   5.875%, 06/01/11                                                             120               122
                                                                                      ---------------
                                                                                                2,222
                                                                                      ---------------
MISCELLANEOUS - 5.4%
Children's Trust Fund, Puerto Rico Tobacco
 Settlement Issue, Escrowed to Maturity
   5.750%, 07/01/09 (B)                                                       2,000             2,333
Colorado State Educational & Cultural Facilities
 Authority, Colorado Public Radio
   4.800%, 07/01/09                                                             250               264
   4.900%, 07/01/10                                                             265               277
Colorado State Educational & Cultural Facilities
 Authority, Nashville Public Radio
   5.500%, 04/01/12                                                             430               463
Colorado State Educational & Cultural Facilities
 Authority, National Conference of State Legislatures,
 Callable 06/01/11 @ 100
   5.250%, 06/01/13                                                             700               755
                                                                                      ---------------
                                                                                                4,092
                                                                                      ---------------
POLLUTION CONTROL - 1.5%
Moffat County, Pollution Control, Tri-State Generation
 Project (AMBAC)
   5.500%, 11/01/05                                                           1,000             1,100
                                                                                      ---------------
RECREATIONAL FACILITY AUTHORITY - 1.6%
Denver City & County, Helen G. Bonfils Foundation
 Project, Series B, Callable 12/01/07 @ 100
   5.125%, 12/01/17                                                             900               958
Hyland Hills Metropolitan Park & Recreational
 District, Series A, Callable 12/15/07 @ 101
   6.100%, 12/15/09                                                 $           210   $           229
                                                                                      ---------------
                                                                                                1,187
                                                                                      ---------------
TAX REVENUE - 7.8%
Boulder County Open Space Capital Improvement
 Trust Fund, Callable 07/15/10 @ 100
   4.750%, 07/15/12                                                           1,250             1,342
Boulder County Sales & Use Tax (FGIC)
   5.750%, 12/15/05                                                             870               966
Boulder County Sales & Use Tax,
 Escrowed to Maturity (FGIC)
   5.750%, 12/15/05 (B)                                                         130               144
Douglas County Sales & Use Tax (FSA)
   6.000%, 10/15/09                                                             300               353
Larimer County Sales & Use Tax (AMBAC)
   5.000%, 12/15/09                                                             360               403
   5.000%, 12/15/10                                                             460               514
Longmont Sales & Use Tax,
 Callable 11/15/10 @ 100
   5.500%, 11/15/15                                                             500               560
Longmont Sales & Use Tax,
 Callable 11/15/10 @ 101 (AMBAC)
   4.875%, 11/15/18                                                           1,000             1,045
Westminster Sales & Use Tax, Series A,
 Callable 12/01/07 @ 102 (FGIC)
   5.250%, 12/01/11                                                             500               555
                                                                                      ---------------
                                                                                                5,882
                                                                                      ---------------
TRANSPORTATION - 7.9%
Colorado Department of Transportation (AMBAC)
   6.000%, 06/15/10                                                           1,000             1,174
The E-470 Public Highway Authority, Series B,
 Zero Coupon Bond (MBIA)
   5.520%, 09/01/17 (C)                                                       1,575               790
   6.400%, 09/01/19 (C)                                                         960               423
   5.650%, 09/01/20 (C)                                                         500               206
   5.396%, 09/01/22 (C)                                                       1,620               586
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC)
   5.000%, 06/15/14 (C)                                                         750               561
   5.250%, 06/15/15 (C)                                                       2,000             1,490
   5.350%, 06/15/16 (C)                                                       1,000               742
                                                                                      ---------------
                                                                                                5,972
                                                                                      ---------------
UTILITIES - 12.1%
Arapahoe County Water & Waste Authority
   5.550%, 12/01/06                                                             140               152
   5.650%, 12/01/07                                                             150               165
   5.750%, 12/01/08                                                             160               175
Arapahoe County Water & Waste Authority,
 Callable 12/01/09 @ 100
   6.000%, 12/01/11                                                             185               201
Boulder Water & Sewer
   5.750%, 12/01/10                                                           1,545             1,802
Broomfield Water Activity Enterprise,
 Callable 12/01/10 @ 101 (MBIA)
   5.500%, 12/01/17                                                             500               556
Colorado Springs, Series A (VRDO)
   1.100%, 11/01/29                                                           1,000             1,000
Colorado State Water Resource & Power
 Development Authority, Callable 04/01/03 @ 101
   5.800%, 09/01/03                                                              45                46

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Colorado State Water Resource & Power
 Development Authority, Small Water Resources,
 Series A, Callable 11/01/10 @ 100 (FGIC)
   5.700%, 11/01/15                                                 $           100   $           114
Denver City & County Wastewater,
 Callable 11/01/12 @ 100 (FGIC)
   5.250%, 11/01/17                                                           1,260             1,376
Platte River Power Authority, Series DD,
 Callable 06/01/07 @ 102 (MBIA)
   5.375%, 06/01/17                                                             875               958
Smith Creek Metropolitan District (VRDO)
   1.250%, 10/01/35                                                             700               700
Ute Water Conservancy District (MBIA)
   6.000%, 06/15/09                                                             680               796
Westminster Water & Wastewater Utility Enterprise,
 Pre-refunded 12/01/04 @ 100 (AMBAC)
   5.800%, 12/01/05 (A)                                                       1,000             1,069
                                                                                      ---------------
                                                                                                9,110
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                            47,001
                                                                                      ---------------
GENERAL OBLIGATIONS - 27.0%
Adams County School District No. 12, Series A,
 Callable 12/15/12 @ 100 (FSA)
   5.500%, 12/15/15                                                           1,000             1,136
Arapahoe County School District #5, Cherry Creek,
 Callable 12/15/09 @ 100 (STAID)
   5.500%, 12/15/11                                                           1,000             1,130
Arapahoe Park & Recreation District (FGIC)
   3.750%, 12/01/10                                                             560               579
   4.250%, 12/01/12                                                             245               258
Boulder Valley School District #RE-2, Series A,
 Pre-refunded 12/01/04 @ 101 (STAID)
   5.950%, 12/01/07 (A)                                                       1,000             1,087
Douglas & Elbert Counties,
 School District #1, Series A,
 Pre-refunded 12/15/04 @ 101 (MBIA) (STAID)
   6.400%, 12/15/11 (A)                                                       1,000             1,097
Eagle, Garfield & Routt Counties,
 School District #50-J,
 Pre-refunded 12/01/04 @ 102 (FGIC) (STAID)
   6.125%, 12/01/09 (A)                                                       1,290             1,419
El Paso County School District #2, Harrison (STAID)
   7.050%, 12/01/04                                                           1,000             1,094
El Paso County School District #3, Widefield,
 Zero Coupon Bond (MBIA)
   4.700%, 12/15/09 (C)                                                         500               398
El Paso County School District #20, Series A (STAID)
   6.100%, 12/15/05                                                             500               560
Elbert County School District #C-1, Elizabeth
   5.150%, 12/01/08                                                             500               563
Garfield County School District #RE-2,
 Callable 12/01/12 @ 100 (FSA) (STAID)
   5.250%, 12/01/19                                                           1,530             1,650
Garfield, Pitkin & Eagle Counties School District #1,
 Callable 06/15/04 @ 101 (MBIA) (STAID)
   6.000%, 12/15/04                                                           1,000             1,066
Goldsmith Metropolitan District (AMBAC)
   4.000%, 12/01/11                                                             300               312
Jefferson County School
 District #R-001 (MBIA) (STAID)
   6.250%, 12/15/09                                                           1,000             1,195
Jefferson County School District #R-001,
 Callable 12/15/07 @ 101 (STAID)
   5.000%, 12/15/12                                                 $           200   $           218
Larimer County School District #R-1,
 Poudre (STAID)
   5.400%, 12/15/04                                                             750               802
Larimer, Weld & Boulder Counties,
 School District #R-2, Thompson, Series A,
 Callable 12/15/04 @ 100 (STAID)
   5.900%, 12/15/06                                                           1,000             1,073
Pueblo County School District #60 (FGIC) (STAID)
   5.000%, 12/15/08                                                             250               281
Pueblo County School District #70, Pueblo Rural,
 Callable 12/01/12 @ 100 (FSA) (STAID)
   4.000%, 12/01/13                                                             445               455
Summit County School District #R-1,
 Pre-refunded 12/01/04 @ 100
   6.450%, 12/01/08 (A)                                                       1,250             1,357
Valley Metropolitan District, Jefferson County
   4.900%, 12/15/03                                                             260               266
Weld County School District #RE-2,
 Callable 12/01/12 @ 100 (FSA) (STAID)
   5.250%, 12/01/17                                                           1,000             1,094
Westglenn Metropolitan District,
 Callable 12/01/09 @ 100
   6.000%, 12/01/14                                                           1,220             1,315
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                      20,405
                                                                                      ---------------
CERTIFICATES OF PARTICIPATION - 7.8%
Aurora, Callable 12/01/04 @ 101 (MLO)
   6.000%, 12/01/06                                                           1,000             1,063
Colorado Springs Public Facility Authority,
 Old City Hall Project (FSA) (MLO)
   5.000%, 12/01/10                                                             200               223
Englewood Civic Center Project,
 Callable 12/01/08 @ 100 (MBIA) (MLO)
   4.900%, 06/01/13                                                             585               619
Garfield County Building (AMBAC) (MLO)
   5.750%, 12/01/09                                                             400               466
Garfield County Building,
 Callable 12/01/09 @ 101 (AMBAC) (MLO)
   5.300%, 12/01/11                                                             400               446
Regional Tranportation District,
 Series A (AMBAC) (VRDO)
   1.125%, 12/01/22                                                           2,000             2,000
Westminster Recreational Facilities,
 Callable 09/01/09 @ 101 (MBIA) (MLO)
   5.200%, 09/01/10                                                           1,000             1,116
                                                                                      ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                             5,933
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $68,171)                                                                              73,339
                                                                                      ---------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 1.4%
First American Tax Free Obligations Fund,
 Class Y (D)                                                              1,042,373   $         1,042
                                                                                      ---------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $1,042)                                                                                1,042
                                                                                      ---------------
TOTAL INVESTMENTS - 98.5%
   (Cost $69,213)                                                                              74,381
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.5%                                                        1,113
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $        75,494
                                                                                      ---------------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(B) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(C) The rate shown is the effective yield at the time of purchase.

(D) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in the Notes to Financial Statements.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $122,332, which represents 0.2% of net assets.

CLE - Connie Lee

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FHLB - Federal Home Loan Bank

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

STAID - State Aid Withholding

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2003. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

COLARADO TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.4%
REVENUE BONDS - 65.7%
EDUCATION - 12.3%
Colorado State Board of Agriculture,
 Auxiliary Facility Systems, Callable
 03/01/07 @ 101 (AMBAC)
   5.125%, 03/01/17                                                 $           200   $           214
Colorado State Educational & Cultural
 Facilities Authority, Ave Marie School Project,
 Callable 12/01/10 @ 100 (AG)
   6.000%, 12/01/16                                                             200               234
Colorado State Educational & Cultural
 Facilities Authority, Bromley
 East Charter School Project
   6.250%, 09/15/11                                                             400               423
Colorado State Educational & Cultural
 Facilities Authority, Classical Academy
 Charter School Project
   6.375%, 12/01/11                                                             675               720
Colorado State Educational & Cultural
 Facilities Authority, Core Knowledge
 Charter School, Callable 11/01/09 @ 100
   6.850%, 11/01/16                                                             100               110
Colorado State Educational & Cultural
 Facilities Authority, Johnson & Wales
 University Project, Series A,
 Callable 04/01/13 @ 100 (XLCA)
   5.000%, 04/01/23 (A)                                                         500               511
Colorado State Educational & Cultural
 Facilities Authority, University of Denver Project,
 Callable 03/01/11 @ 100 (AMBAC)
   5.350%, 03/01/20                                                             500               535
University of Colorado, Enterprise Systems,
 Series A, Callable 06/01/12 @ 100 (FGIC)
   5.000%, 06/01/19                                                             750               790
University of Northern Colorado,
 Auxiliary Facility System,
 Pre-refunded 06/01/07 @ 100 (MBIA)
   5.600%, 06/01/24 (B)                                                         165               188
                                                                                      ---------------
                                                                                                3,725
                                                                                      ---------------
HEALTHCARE - 16.1%
Boulder County Longmont
 United Hospital Project (AG)
   5.250%, 12/01/09                                                             260               286
   5.300%, 12/01/10                                                             330               362
Colorado State Health Facilities Authority,
 Catholic Health Initiatives, Series A
   5.000%, 03/01/12                                                             250               268
Colorado State Health Facilities Authority,
 Covenant Retirement Communities,
 Series B, Callable 12/01/12 @ 101
   6.125%, 12/01/33                                                             350               351
Colorado State Health Facilities Authority,
 The Devereux Foundation,
 Callable 11/01/12 @ 100 (RAAI)
   5.000%, 11/01/22                                                             250               250
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 12/01/10 @ 102
   6.900%, 12/01/25                                                             300               325

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Colorado State Health Facilities Authority,
 National Jewish Medical &
 Research Center Project,
 Callable 01/01/08 @ 100
   5.375%, 01/01/16                                                 $           300   $           300
Colorado State Health Facilities Authority,
 Parkview Medical Center
   5.500%, 09/01/07                                                             500               542
   5.600%, 09/01/11                                                             300               319
Colorado State Health Facilities Authority,
 Portercare Adventist Project,
 Callable 11/15/11 @ 101
   6.500%, 11/15/23                                                             600               651
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project,
 Callable 09/15/08 @ 101
   5.300%, 09/15/09                                                             250               255
Colorado State Health Facilities Authority,
 Vail Valley Medical Center,
 Callable 01/15/12 @ 100
   5.800%, 01/15/27                                                             500               503
Colorado State Health Facilities Authority,
 Vail Valley Medical Center, Series A,
 Callable 01/15/05 @ 101 (ACA)
   6.500%, 01/15/13                                                             250               262
La Junta, Arkansas Valley Regional
 Medical Center Project,
 Callable 04/01/09 @ 101
   6.100%, 04/01/24                                                             100                98
University of Colorado Hospital Authority
   5.600%, 11/15/31                                                             100               100
                                                                                      ---------------
                                                                                                4,872
                                                                                      ---------------
HOUSING - 2.6%
Colorado State Housing Finance Authority,
 Multifamily Project, Class I, Series B-4,
 Callable 10/01/10 @ 100
   5.900%, 04/01/31                                                             100               106
Colorado State Housing Finance Authority,
 Series E-2, Callable 08/01/10 @ 105 (AMT)
   7.000%, 02/01/30                                                             205               217
Colorado State Housing Finance Authority,
 Single Family Housing Program, Series A-2,
 Callable 10/01/09 @ 105 (AMT)
   7.450%, 10/01/16                                                              50                53
Colorado State Housing Finance Authority,
 Single Family Housing Program, Series B-2,
 Callable 04/01/10 @ 105 (AMT)
   7.100%, 04/01/17                                                             125               131
El Paso County, Series D, Zero Coupon Bond,
 Escrowed to Maturity (AMT) (FSA) (GNMA)
   6.000%, 07/01/11 (C) (D)                                                     400               284
                                                                                      ---------------
                                                                                                  791
                                                                                      ---------------
MISCELLANEOUS - 3.4%
Colorado State Educational & Cultural
 Facilities Authority, Nashville Public Radio,
 Callable 04/01/12 @ 100
   5.875%, 04/01/22                                                             250               260
Colorado State Educational & Cultural
 Facilities Authority, National Conference of
 State Legislatures, Callable 06/01/11 @ 100
   5.250%, 06/01/21                                                             750               768
                                                                                      ---------------
                                                                                                1,028
                                                                                      ---------------
RECREATIONAL FACILITY AUTHORITY - 1.1%
Denver City & County, Helen G. Bonfils
 Foundation Project, Series B,
 Callable 12/01/07 @ 100
   5.125%, 12/01/17                                                 $           100   $           106
Hyland Hills Metropolitan Park & Recreational
 District, Series A, Callable 12/15/07 @ 101
   6.100%, 12/15/09                                                             200               218
                                                                                      ---------------
                                                                                                  324
                                                                                      ---------------
TAX REVENUE - 8.3%
Boulder County Open Space
 Capital Improvement Trust Fund,
 Callable 07/15/10 @ 100
   4.750%, 07/15/12                                                             500               537
Boulder County Sales & Use Tax,
 Series A, Callable 12/15/09 @ 101 (FGIC)
   5.800%, 12/15/16                                                             495               570
   6.000%, 12/15/19                                                             200               232
Douglas County Sales & Use Tax,
 Callable 10/15/10 @ 100 (FSA)
   5.625%, 10/15/20                                                             200               221
Highlands Ranch Metropolitan District #2,
 Callable 06/15/06 @ 101 (FSA)
   5.000%, 06/15/16                                                             200               213
Larimer County Sales & Use Tax,
 Callable 12/15/10 @ 100 (AMBAC)
   5.625%, 12/15/18                                                             100               112
Metex Metropolitan District, Series A,
 Callable 12/01/07 @ 101 (MBIA)
   5.800%, 12/01/16                                                             350               400
Mountain Village Metropolitan District,
 San Miguel County,
 Callable 12/01/07 @ 101 (MBIA)
   5.200%, 12/01/17                                                             200               216
                                                                                      ---------------
                                                                                                2,501
                                                                                      ---------------
TRANSPORTATION - 9.8%
Denver City & County Airport, Series E,
 Callable 11/15/07 @ 101 (MBIA)
   5.250%, 11/15/23                                                             500               516
The E-470 Public State Authority, Series A,
 Callable 09/01/07 @ 101 (MBIA)
   5.000%, 09/01/16                                                             750               798
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC)
   5.000%, 06/15/14 (C)                                                         750               561
   5.090%, 06/15/15 (C)                                                         500               373
Northwest Parkway Public Highway Authortiy,
 Convertible, Zero Coupon Bond,
 Callable 06/15/16 @ 100 (AMBAC)
   5.700%, 06/15/21 (C)                                                       1,000               701
                                                                                      ---------------
                                                                                                2,949
                                                                                      ---------------
UTILITIES - 12.1%
Boulder Water & Sewer,
 Callable 12/01/10 @ 100
   5.700%, 12/01/19                                                             300               337
Broomfield Water Activity Enterprise,
 Callable 12/01/10 @ 101 (MBIA)
   5.500%, 12/01/19                                                             400               440
Colorado State Water Reserve &
 Power Development Authority,
 Series A, Callable 11/01/12 @ 100 (FGIC)
   5.000%, 11/01/22                                                             500               517

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Colorado Water Power Development Authority
   5.250%, 09/01/11                                                 $           300   $           340
Denver City & County, Wastewater,
 Callable 11/01/12 @ 100 (FGIC)
   5.000%, 11/01/20                                                             500               523
   5.125%, 11/01/22                                                             250               261
Fort Collins Wastewater Utility Enterprise,
 Callable 12/01/10 @ 100 (FSA)
   5.500%, 12/01/20                                                             300               328
Platte River Power Authority, Series DD,
 Callable 06/01/07 @ 102 (MBIA)
   5.375%, 06/01/17                                                             500               548
Pueblo County Board of Waterworks,
 Series A, Callable 11/01/10 @ 100 (FSA)
   5.875%, 11/01/18                                                             305               350
                                                                                      ---------------
                                                                                                3,644
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                            19,834
                                                                                      ---------------
GENERAL OBLIGATIONS - 20.1%
Adams & Arapahoe Counties
 Joint School District #28J, Aurora, Series C,
 Callable 12/01/06 @ 102 (STAID)
   5.350%, 12/01/15                                                             300               324
Adams County School District #12,
 Callable 12/15/07 @ 101 (FGIC)
   5.400%, 12/15/16                                                             250               277
Arapahoe County School District #5,
 Cherry Creek, Callable 12/15/09 @ 100 (STAID)
   5.500%, 12/15/19                                                             550               605
Arapahoe County Water & Wastewater (MBIA)
   5.000%, 12/01/26                                                             750               768
Boulder Open Space Acquisition,
 Callable 08/15/10 @ 100
   5.450%, 08/15/16                                                             350               388
Clear Creek School District #1,
 Pre-refunded 12/01/10 @ 100 (FSA) (STAID)
   5.750%, 12/01/17 (B)                                                         200               234
Clear Creek School District #RE-1,
 Callable 12/01/12 @ 100 (FSA) (STAID)
   5.000%, 12/01/19                                                             500               528
Douglas County School District #RE-1,
 Callable 12/15/12 @ 100 (FSA)
   5.125%, 12/15/25                                                             750               776
El Paso County School District #38,
 Pre-refunded 12/01/10 @ 100 (STAID)
   6.375%, 12/01/18 (B)                                                         200               243
   6.000%, 12/01/24 (B)                                                         250               297
El Paso County School District #49, Falcon (FGIC)
   5.000%, 12/01/11                                                             500               557
El Paso County School District #49, Falcon,
 Series A, Callable 12/01/09 @ 105 (FSA) (STAID)
   6.000%, 12/01/18                                                             200               232
Morgan County School District #RE-3,
 Callable 12/01/09 @ 100 (AMBAC)
   4.800%, 12/01/18                                                             250               258
Pitkin County School District #1, Aspen (FGIC)
   4.000%, 12/01/05                                                             230               245
Pueblo County, School District #70,
 Pre-refunded 12/01/09 @ 100 (FGIC) (STAID)
   6.000%, 12/01/18 (B)                                                         100               119
Puerto Rico Commonwealth, Public Improvements,
 Callable 07/01/05 @ 101
   6.000%, 07/01/29                                                             200               221
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                       6,072
                                                                                      ---------------
CERTIFICATES OF PARTICIPATION - 12.6%
Arapahoe County Building Finance Authority,
 Callable 02/15/10 @ 100 (AMBAC)
   5.250%, 02/15/19                                                 $           400   $           427
   5.250%, 02/15/21                                                             650               681
Broomfield Open Space
 Park & Recreation Facilities,
 Callable 12/01/10 @ 100 (AMBAC)
   5.500%, 12/01/20                                                             800               874
Colorado Springs Old City Hall Project,
 Callable 12/01/10 @ 100 (FSA)
   5.500%, 12/01/17                                                             200               222
   5.500%, 12/01/20                                                             200               219
Denver City & County, Series A,
 Callable 05/01/10 @ 100 (MBIA)
   5.500%, 05/01/17                                                             400               443
Eagle County, Callable 12/01/09 @ 101 (MBIA)
   5.400%, 12/01/18                                                             300               328
Fremont County Lease,
 Callable 12/15/07 @ 101 (MBIA) (MLO)
   5.300%, 12/15/17                                                             250               272
Garfield County, Callable 12/01/09 @ 101 (AMBAC)
   5.750%, 12/01/19                                                             300               339
                                                                                      ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                             3,805
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $27,185)                                                                              29,711
                                                                                      ---------------
RELATED PARTY MONEY MARKET FUND - 2.2%
First American Tax Free Obligations Fund,
 Class Y (E)                                                                645,917               646
                                                                                      ---------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $646)                                                                                    646
                                                                                      ---------------
TOTAL INVESTMENTS - 100.6%
   (Cost $27,831)                                                                              30,357
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - (0.6)%                                                       (174)
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $        30,183
                                                                                      ---------------

(A) On March 31, 2003, the total cost of investments purchased on a when-issued basis was $514,665.

(B) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(C) The rate shown is the effective yield at the time of purchase.

(D) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(E) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in the Notes to Financial Statements.

ACA - American Capital Access

AG - Asset Guaranty

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $685,413, which represents 2.3% of net assets.

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

STAID - State Aid Withholding

XLCA - XL Capital Assurance Inc.

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.5%
ALABAMA - 0.8%
Alabama State Docks Department,
 Callable 10/01/08 @ 102 (MBIA) (RB)
   5.250%, 10/01/10                                                 $         3,000   $         3,354
Anniston, Regional Medical Center Board,
 Northeast Alabama Regional Medical
 Center Project, Escrowed to Maturity (RB)
   8.000%, 07/01/11 (A)                                                       1,400             1,776
West Jefferson Amusement &
 Public Park Authority, First Mortgage,
 Visionland Alabama Project,
 Pre-refunded 12/01/06 @ 102 (RB)
   7.500%, 12/01/08 (B)                                                         975             1,088
                                                                                      ---------------
                                                                                                6,218
                                                                                      ---------------
ALASKA - 1.2%
Alaska Energy Authority, Bradley Lake,
 Third Series (FSA) (RB)
   6.000%, 07/01/10                                                           2,610             3,059
Alaska State Housing Finance Corporation,
 Series A (MBIA) (RB)
   5.350%, 06/01/06                                                             380               388
Alaska State Housing Finance Corporation,
 Series A (RB)
   5.900%, 12/01/04                                                             700               745
Alaska State Housing Finance Corporation,
 Series A, Callable 06/01/04 @ 102 (RB)
   5.400%, 12/01/23                                                           3,000             3,049
Alaska State Housing Finance Corporation,
 Series A, Callable 12/01/05 @ 102 (MBIA) (RB)
   5.400%, 12/01/08                                                           1,000             1,063
Alaska State Industrial
 Development & Export Authority,
 Callable 04/01/03 @ 102 (RB)
   5.950%, 04/01/06                                                             630               643
                                                                                      ---------------
                                                                                                8,947
                                                                                      ---------------
ARIZONA - 3.8%
Arizona Health Facilities Authority,
 Pre-refunded 11/01/03 @ 102 (RB)
   7.250%, 11/01/14 (B)                                                       5,445             5,690
Arizona State Municipal Financing Program,
 Escrowed to Maturity (COP) (MLO)
   8.750%, 08/01/07 (A)                                                       1,500             1,903
Arizona State Municipal Financing Program,
 Series 15, Escrowed to Maturity (COP)
   8.750%, 08/01/07 (A)                                                       2,085             2,645
Arizona State Transportation
 Highway Board (RB)
   8.000%, 07/01/05                                                           5,000             5,715
Arizona Tourism & Sports Authority,
 Multipurpose Stadium Facility,
 Series A (MBIA) (RB)
   4.500%, 07/01/13                                                           1,000             1,065
Maricopa County Elementary Schools,
 Partially Pre-refunded 07/01/03 @ 102 (GO)
   5.625%, 07/01/13 (B)                                                       2,500             2,578
Maricopa County School District #69,
 Paradise Valley (GO) (MBIA)
   5.300%, 07/01/11                                                           1,000             1,130
Phoenix Street & Highway User (RB)
   6.500%, 07/01/09                                                             180               184
   6.250%, 07/01/11                                                             900               921
Phoenix, Series A (GO)
   5.550%, 07/01/09                                                 $         1,000   $         1,152
Tucson Airport Authority (FSA) (RB)
   5.000%, 06/01/13                                                           2,760             3,027
Yavapai County Industrial Development
 Authority, Waste Management Project,
 Mandatory Put 06/01/05 @ 100 (AMT) (RB)
   4.625%, 06/01/27                                                           2,000             2,062
                                                                                      ---------------
                                                                                               28,072
                                                                                      ---------------
ARKANSAS - 0.5%
Pulaski County, Residential
 Housing Facilities Board,
 Escrowed to Maturity (FHA) (RB) (VA)
   7.250%, 06/01/10 (A)                                                       2,930             3,389
                                                                                      ---------------
CALIFORNIA - 3.2%
ABAG Financial Authority, Archstone Redwood
 Housing Project, Series A (RB)
   5.300%, 10/01/08                                                             290               312
Bakersfield Convention Center Expansion Project,
 Callable 04/01/07 @ 101 (COP) (MBIA) (MLO)
   5.400%, 04/01/09                                                           1,000             1,122
California State Department of Water,
 Series A, Callable 05/01/12 @ 101 (RB)
   5.875%, 05/01/16                                                           2,000             2,250
California State, Callable 11/01/11 @ 100 (GO)
   5.000%, 11/01/18                                                           5,000             5,151
California Statewide Communities
 Development Authority, Archstone Seascape,
 Mandatory Put 06/01/08 @ 100 (RB)
   5.250%, 06/01/29                                                           1,000             1,068
California Statewide Communities
 Development Authority,
 Elder Care Alliance, Series A (RB)
   7.250%, 11/15/11                                                           1,450             1,456
California Statewide Communities
 Development Authority, Multifamily Housing,
 Citrus Gardens Apartments,
 Callable 07/01/12 @ 102 (RB)
   5.375%, 07/01/26                                                             500               504
California Statewide Communities
 Development Authority,
 Waste Management Project,
 Mandatory Put 04/01/04 @ 100 (AMT) (RB)
   4.950%, 04/01/11                                                             750               764
La Verne, Brethren Hillcrest Homes, Series B,
 Callable 02/15/13 @ 101 (ACA) (COP)
   5.600%, 02/15/33                                                           1,150             1,162
Mountain View Los Altos School District,
 Callable 05/01/07 @ 102 (GO)
   6.500%, 05/01/17                                                           2,000             2,363
Oxnard Redevelopment Agency,
 Callable 06/21/04 @ 103 (COP)
   4.125%, 07/01/05                                                             500               521
Roseville California JT High School,
 Callable 08/01/11 @ 101 (GO)
   5.100%, 08/01/19                                                             390               413
San Diego County, Developmental
 Services Foundation,
 Callable 09/01/12 @ 100 (COP)
   5.500%, 09/01/27                                                           2,250             2,250
San Marcos, Escrowed to Maturity,
 Zero Coupon Bond (COP)
   4.890%, 02/15/06 (A) (C)                                                   1,085             1,027

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
San Mateo Unified High School District,
 Series B, Zero Coupon Bond (FGIC) (GO)
   5.150%, 09/01/17 (C)                                             $         1,000   $           507
Victor Elementary School District,
 Series A, Zero Coupon Bond (FGIC) (GO)
   5.660%, 08/01/23 (C)                                                       2,030               698
Woodland Financial Authority,
 Callable 03/01/13 @ 102 (RB) (XLCA)
   4.700%, 03/01/19                                                             815               835
   4.800%, 03/01/20                                                             855               877
                                                                                      ---------------
                                                                                               23,280
                                                                                      ---------------
COLORADO - 5.7%
Arapahoe County, Single Family,
 Escrowed to Maturity, Zero Coupon Bond (RB)
   3.340%, 09/01/10 (A) (C)                                                   9,320             7,122
Boulder County Open Space
 Capital Improvement Trust Fund,
 Callable 07/15/10 @ 100 (RB)
   4.750%, 07/15/12                                                             400               429
Colorado Department of
 Transportation (AMBAC) (RB)
   6.000%, 06/15/08                                                           3,000             3,491
Colorado State Educational & Cultural
 Facilities Authority, Classical Academy
 Charter School Project (RB)
   6.375%, 12/01/11                                                             960             1,024
Colorado State Educational & Cultural
 Facilities Authority, Classical Academy
 Charter School Project,
 Callable 12/01/11 @ 100 (RB)
   7.250%, 12/01/21                                                           1,500             1,564
Colorado State Educational & Cultural
 Facilities Authority, Johnson & Wales
 University Project, Series A,
 Callable 04/01/13 @ 100 (RB) (XLCA)
   5.000%, 04/01/28 (D)                                                       1,000             1,011
Colorado State Educational & Cultural
 Facilities Authority, Pinnacle
 Charter School Project (RB)
   5.250%, 12/01/11                                                           1,635             1,653
Colorado State Educational & Cultural
 Facilities Authority, Bromley East Charter
 School Project, Callable 09/15/11 @ 100 (RB)
   6.750%, 09/15/15                                                           1,200             1,257
Colorado State Educational & Cultural
 Facilities Authority, Classical Academy
 Charter School Project,
 Callable 12/01/11 @ 100 (RB)
   6.750%, 12/01/16                                                           1,500             1,562
Colorado State Health Facilities Authority,
 Catholic Health Initiatives, Series A (RB)
   5.000%, 03/01/12                                                             745               799
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 10/01/12 @ 100 (RB)
   5.900%, 10/01/27                                                             250               248
Colorado State Health Facilities Authority,
 Retirement Facilities, Escrowed to Maturity,
 Zero Coupon Bond (RB)
   5.500%, 07/15/20 (A) (C)                                                  10,000             4,272
Colorado State Housing Finance Authority,
 Series A-2, Callable 05/01/06 @ 105 (RB)
   7.150%, 11/01/14                                                             435               446
Colorado Water & Power Development
 Authority, Series A (RB)
   5.250%, 09/01/13                                                 $         2,100   $         2,373
El Paso County School District #2, Harrison,
 Callable 12/01/11 @ 100 (FGIC) (GO) (STAID)
   5.500%, 12/01/16                                                           1,280             1,431
Fruita, Escrowed to Maturity (GO)
   9.250%, 04/01/03 (A)                                                         275               275
Jefferson County
 School District #R-1 (GO) (MBIA)
   6.500%, 12/15/11                                                           2,000             2,459
Jefferson County School District #R-1,
 Callable 12/15/08 @ 101 (FGIC) (GO) (STAID)
   5.250%, 12/15/11                                                           1,000             1,111
Loveland, Escrowed to Maturity (GO)
   8.875%, 11/01/05 (A)                                                       1,065             1,190
Mesa County, Escrowed to Maturity,
 Zero Coupon Bond (RB)
   3.539%, 12/01/11 (A) (C)                                                   5,500             3,927
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC) (RB)
   5.250%, 06/15/15 (C)                                                       2,750             2,049
Smith Creek Metropolitan District (RB) (VRDO)
   1.250%, 10/01/35                                                           1,500             1,500
Westminster Water &
 Wastewater Utilities Improvement,
 Callable 12/01/04 @ 100 (AMBAC) (RB)
   6.000%, 12/01/09                                                           1,000             1,076
                                                                                      ---------------
                                                                                               42,269
                                                                                      ---------------
CONNECTICUT - 0.7%
Mashantucket Western Pequot Tribe, Series A,
 Callable 09/01/06 @ 102,
 Pre-refunded 09/01/07 @ 101 (RB)
   6.400%, 09/01/11 (B) (E)                                                   4,170             4,859
                                                                                      ---------------
DELAWARE - 1.0%
Delaware State Economic Development Authority,
 Pre-refunded 07/01/05 @ 102 (RB)
   7.625%, 07/01/25 (B)                                                       2,800             3,221
Delaware State Health Facilities Authority,
 Partially Pre-refunded 04/01/04 and
 10/01/04 @ 100 (RB)
   7.000%, 10/01/15 (B)                                                       1,265             1,348
Delaware State, Callable 04/01/03 @ 101 (GO)
   6.350%, 04/01/03                                                           1,000             1,000
New Castle County, Callable 10/01/03 @ 102 (GO)
   5.300%, 10/01/05                                                           2,000             2,081
                                                                                      ---------------
                                                                                                7,650
                                                                                      ---------------
FLORIDA - 1.4%
Escambia County Health Facilities Authority,
 Ascension Health Credit, Series A (RB)
   5.250%, 11/15/14                                                           2,000             2,184
Florida State Municipal Loan Council, Series C,
 Callable 11/01/12 @ 101 (MBIA) (RB)
   5.250%, 11/01/14                                                           1,325             1,491
Greater Orlando Aviation Authority,
 Airport Facilities (AMT) (FGIC) (RB)
   5.250%, 10/01/09                                                           1,815             2,001
Lee County Industrial Development Authority,
 Shell Point Village Health Project, Series A (RB)
   5.500%, 11/15/08                                                           1,000             1,066

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Palm Beach County Housing Facilities,
 Lourdes Noreen McKeen (RAAI) (RB)
   3.500%, 12/01/08                                                 $           785   $           805
   3.750%, 12/01/09                                                             815               834
Tampa Excise Tax, Callable 04/01/03 @ 100 (RB)
   6.125%, 04/01/08                                                           2,000             2,283
                                                                                      ---------------
                                                                                               10,664
                                                                                      ---------------
GEORGIA - 0.3%
Cherokee County Water & Sewer Authority,
 Escrowed to Maturity,
 Callable 08/01/03 @ 101.5 (MBIA) (RB)
   11.250%, 08/01/07 (A)                                                      1,445             1,872
                                                                                      ---------------
HAWAII - 1.8%
Hawaii State Airport System,
 Series B (AMT) (FGIC) (RB)
   6.250%, 07/01/06                                                           2,000             2,247
Hawaii State Harbor System,
 Series A (AMT) (FSA) (RB)
   5.250%, 07/01/08                                                           2,270             2,514
Hawaii State Highway, Escrowed to Maturity (RB)
   4.800%, 07/01/03 (A)                                                         600               606
Hawaii State, Series CY (FSA) (GO)
   5.250%, 02/01/10                                                           5,000             5,604
Honolulu City & County, Series B,
 Pre-refunded 06/01/04 @ 101 (FGIC) (GO)
   6.125%, 06/01/13 (B)                                                       1,800             1,922
                                                                                      ---------------
                                                                                               12,893
                                                                                      ---------------
IDAHO - 0.1%
Ada & Canyon Counties, Joint School District #2,
 Pre-refunded 07/30/05 @ 101 (GO)
   5.500%, 07/30/11 (B)                                                       1,000             1,103
                                                                                      ---------------
ILLINOIS - 17.4%
Bolingbrook, Capital Appreciation,
 Escrowed to Maturity,
 Zero Coupon Bond (FGIC) (GO)
   4.950%, 01/01/06 (A) (C)                                                   1,000               948
Bolingbrook, Capital Appreciation,
 Zero Coupon Bond (GO)
   4.850%, 01/01/05 (C)                                                       1,080             1,052
Champaign County Community
 Unit School District #004 (GO)
   8.250%, 01/01/09                                                           1,315             1,655
Chicago Water, Zero Coupon Bond (FGIC) (RB)
   6.776%, 11/01/08 (C)                                                       5,150             4,325
   5.260%, 11/01/09 (C)                                                       6,450             5,144
Chicago, City Colleges,
 Zero Coupon Bond (FGIC) (GO)
   5.900%, 01/01/15 (C)                                                      10,000             5,840
Chicago, Midway Airport Project,
 Series C (MBIA) (RB)
   5.500%, 01/01/14                                                           1,300             1,456
Chicago, Park District,
 Parking Facilities Authority (ACA) (RB)
   5.500%, 01/01/08                                                           3,585             4,067
Chicago, Project & Refunding (AMBAC) (GO)
   6.250%, 01/01/08                                                           1,000             1,161
Chicago, Project & Refunding (FSA) (GO)
   5.500%, 01/01/13                                                           1,000             1,138
Chicago, Project & Refunding,
 Series A (FGIC) (GO)
   5.250%, 01/01/11                                                           5,000             5,586
Chicago, Single Family Mortgages, Series A,
Callable 03/01/06 @ 103 (AMT)
(FHLMC) (FNMA) (GNMA) (RB)
   5.250%, 03/01/13                                                 $           115   $           116
Cook County (GO) (MBIA)
   7.250%, 11/01/07                                                           1,760             2,069
Cook County Community
 High School District #219,
 Zero Coupon Bond (FSA) (GO)
   4.900%, 12/01/07 (C)                                                       1,560             1,371
Cook County Community Unit
 School District #65, Evanston,
 Series A (FSA) (GO)
   6.375%, 05/01/09                                                           3,000             3,563
Cook County Community Unit
 School District #102,
 Zero Coupon Bond (FGIC) (GO)
   5.200%, 12/01/13 (C)                                                       2,440             1,539
Cook County Community Unit
 School District #401 Elmwood Park,
 Zero Coupon Bond (FSA) (GO)
   5.800%, 12/01/11 (C)                                                       3,625             2,555
Cook County High School District #200,
 Oak Park, Zero Coupon Bond (FSA) (GO)
   4.900%, 12/01/06 (C)                                                       2,265             2,084
Cook County School District #99 (FGIC) (GO)
   8.500%, 12/01/04                                                           1,000             1,115
Cook County School District #123,
 Oak Lawn, Capital Appreciation,
 Zero Coupon Bond (MBIA) (GO)
   4.670%, 12/01/11 (C)                                                       1,900             1,335
   5.100%, 12/01/15 (C)                                                       2,250             1,254
Cook County, Escrowed to Maturity (MBIA) (GO)
   7.250%, 11/01/07 (A)                                                         240               292
Cook County, Series A (MBIA) (GO)
   6.250%, 11/15/11                                                           1,000             1,200
Du Page County Community
 High School District #94,
 West Chicago (FSA) (GO)
   7.250%, 11/01/09                                                           1,780             2,212
Granite Single Family Mortgage (RB)
   7.750%, 10/01/11                                                             820             1,012
Illinois Development Finance Authority,
 Midwestern University, Series B,
 Callable 05/15/11 @ 101 (RB)
   5.750%, 05/15/16                                                             350               372
Illinois State (AMBAC) (COP) (MLO)
   6.000%, 07/01/06                                                           1,000             1,129
Illinois State Development Finance Authority,
 Elgin School District, Zero Coupon Bond (RB)
   5.210%, 01/01/18 (C)                                                       2,750             1,358
Illinois State Development Finance Authority,
 Elmhurst Community School #205,
 Callable 01/01/11 @ 100 (FSA) (RB)
   6.375%, 01/01/13                                                           1,025             1,206
Illinois State Development Finance Authority,
 Waste Management Project (AMT) (RB)
   5.850%, 12/01/07                                                           1,000             1,068
Illinois State Educational Facilities Authority,
 Loyola University of Chicago, Series A,
 Escrowed to Maturity (RB)
   7.000%, 07/01/07 (A)                                                       1,000             1,172

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Illinois State Educational Facilities Authority,
 The Art Institute of Chicago,
 Mandatory Put 03/01/06 @ 100 (RB)
   4.700%, 03/01/30                                                 $         4,500   $         4,828
Illinois State Health Facilities Authority (RB)
   6.500%, 02/15/06                                                           1,130             1,252
Illinois State Health Facilities Authority,
 Covenant Retirement Communities,
 Series A (RAAI) (RB)
   3.875%, 12/01/08                                                           1,000             1,023
   4.350%, 12/01/10                                                           1,605             1,631
Illinois State Health Facilities Authority,
 Evangelical, Escrowed to Maturity (RB)
   6.750%, 04/15/12 (A)                                                       1,320             1,605
Illinois State Health Facilities Authority,
 Mercy Hospital & Medical Center,
 Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   10.000%, 01/01/15 (A)                                                        820             1,149
Illinois State Sales Tax (RB)
   6.000%, 06/15/09                                                           2,500             2,923
   5.100%, 06/15/10                                                           2,000             2,233
Illinois State,
 Callable 06/01/09 @ 101 (FGIC) (GO)
   5.375%, 06/01/10                                                           2,000             2,298
Illinois State, First Series,
 Callable 08/01/10 @ 100 (GO)
   5.500%, 08/01/15                                                           4,500             5,031
Kane County School District #129,
 Aurora West Side, Series A (GO) (MBIA)
   6.500%, 02/01/07                                                           1,000             1,153
Lake County Community School District #50,
 Woodland (GO) (MBIA)
   8.500%, 01/01/07                                                           1,460             1,782
Lake County Community School District #50,
 Woodland, Series A,
 Callable 12/01/08 @ 100 (FGIC) (GO)
   5.000%, 12/01/09                                                           1,000             1,102
Lake County Community Unit
 School District #60, Waukegan,
 Series B (FSA) (GO)
   6.000%, 12/01/07                                                           2,785             3,232
   7.500%, 12/01/08                                                           3,640             4,547
Lake County School District #56,
 Gurnee (FGIC) (GO)
   8.375%, 01/01/10                                                           1,290             1,673
Madison & Jersey Counties Unit
 School District #11, Alton, Capital Appreciation,
 Zero Coupon Bond (FSA) (GO)
   5.350%, 12/01/19 (C)                                                       2,100               912
Metropolitan Pier & Exposition Authority,
 State Sales Tax (FGIC) (RB)
   5.375%, 06/01/13                                                           1,000             1,133
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Zero Coupon Bond (FGIC) (RB)
   5.000%, 06/15/09 (C)                                                          35                28
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Callable 06/15/06 @ 102 (AMBAC) (RB)
   6.000%, 06/15/07                                                             750               849
Metropolitan Pier & Exposition Authority,
State Sales Tax, Series A,
Callable 12/15/09 @ 101 (FGIC) (RB)
   5.550%, 12/15/11                                                 $           675   $           765
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A, Escrowed to Maturity,
 Zero Coupon Bond (FGIC) (RB)
   5.000%, 06/15/09 (A) (C)                                                   1,465             1,197
Metropolitan Pier & Exposition Authority,
 State Sales Tax, Series A,
 Pre-refunded 06/15/06 @ 102 (AMBAC) (RB)
   6.000%, 06/15/07 (B)                                                         250               288
Metropolitan Pier & Exposition Authority,
 State Sales Tax,
 Zero Coupon Bond (FGIC) (MBIA) (RB)
   5.200%, 06/15/17 (C)                                                       1,000               646
Morton Grove Residential Housing,
 Escowed to Maturity (MBIA) (RB)
   7.350%, 09/01/09 (A) (E)                                                   5,570             6,976
Rockford School District #205 (FGIC) (GO)
   5.000%, 02/01/14                                                             500               547
Springfield Electric Revenue (MBIA) (RB)
   6.000%, 03/01/06                                                           1,050             1,173
St. Clair County,
 Callable 10/01/09 @ 102 (FGIC) (GO)
   6.000%, 10/01/11                                                           1,000             1,163
St. Clair County, Public Building,
 Series C (FGIC) (RB)
   6.000%, 12/01/09                                                           2,175             2,553
University of Illinois, Escrowed to Maturity (RB)
   6.100%, 10/01/03 (A)                                                       1,005             1,030
Will County School District #86,
 Zero Coupon Bond (FSA) (GO)
   5.600%, 11/01/17 (C)                                                       3,870             1,921
Will County School District #365,
 Zero Coupon Bond (FSA) (GO)
   4.530%, 11/01/05 (C)                                                       1,685             1,607
Winnebago & Boone Counties
 School District #205, Series C,
 Partially Escrowed to Maturity (FGIC) (GO)
   6.000%, 02/01/08 (A)                                                       5,065             5,840
Winnebago County School District #122,
 Harlem-Love Park,
 Zero Coupon Bond (FSA) (GO)
   5.200%, 01/01/17 (C)                                                       3,000             1,550
                                                                                      ---------------
                                                                                              128,034
                                                                                      ---------------
INDIANA - 2.2%
Crown Point Multi-School Building,
 First Mortgage (MBIA) (RB)
   7.625%, 01/15/08                                                           1,000             1,219
Evansville Vanderburgh, Public Leasing,
 Callable 01/15/12 @ 100 (MBIA) (RB)
   5.750%, 07/15/18                                                           1,000             1,104
Franklin Township Independent
 School Building Corporation (RB)
   5.750%, 07/15/09                                                           1,235             1,438
Indiana State Educational Facilities Authority,
 St. Joseph's College Project (RB)
   6.100%, 10/01/09                                                           1,360             1,494
Indiana State Educational Facilities Authority,
 St. Joseph's College Project,
 Callable 10/01/09 @ 102 (RB)
   6.600%, 10/01/14                                                           1,410             1,523

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Indiana State Housing Authority, Series B-1,
 Callable 07/01/05 @ 102 (RB)
   6.150%, 07/01/17                                                 $           785   $           806
Indiana Transportation Finance Authority,
 Escrowed to Maturity,
 Callable 06/01/11 @ 100 (RB)
   5.750%, 06/01/12 (A)                                                         180               211
Indiana Transportation Finance Authority,
 Series A (AMBAC) (RB)
   5.750%, 06/01/12                                                           1,820             2,119
Indiana University, Series K,
 Zero Coupon Bond (MBIA) (RB)
   5.360%, 08/01/11 (C)                                                       3,750             2,674
Indianapolis Industry Local Public
 Improvement Board, Series D (RB)
   6.600%, 02/01/07                                                           1,960             2,254
St. Joseph County Hospital,
 Callable 02/15/08 @ 101 (MBIA) (RB)
   4.750%, 08/15/12                                                           1,000             1,045
Zionsville Community Schools Building,
 First Mortgage Bonds,
 Callable 01/15/12 @ 100 (FGIC) (RB) (STAID)
   5.750%, 07/15/15                                                             775               878
                                                                                      ---------------
                                                                                               16,765
                                                                                      ---------------
IOWA - 1.3%
Iowa Higher Education Authority,
 Callable 10/01/12 @ 100 (ACA) (RB)
   5.500%, 10/01/28                                                           2,000             2,071
Iowa Higher Education Authority,
 Central College (RB)
   5.450%, 10/01/26                                                           1,000             1,041
Muscatine Electric, Escrowed to Maturity,
 Callable 07/01/03 @ 100 (RB)
   9.700%, 01/01/13 (A)                                                       2,140             2,901
Salix Pollution Control,
 Interstate Power Company,
 Mandatory Put 01/01/04 @ 100 (RB)
   4.200%, 01/01/13                                                           3,450             3,483
                                                                                      ---------------
                                                                                                9,496
                                                                                      ---------------
KANSAS - 1.6%
Butler County Public
 Building Authority (MBIA) (RB)
   6.375%, 10/01/10                                                           1,000             1,205
Hays Water & Sewer, Escrowed to Maturity,
 Callable 09/01/03 @ 100 (RB)
   6.500%, 03/01/07 (A)                                                       1,000             1,164
Johnson County Residual Housing,
 Escrowed to Maturity, Zero Coupon Bond,
 Callable 05/01/12 @ 100 (RB)
   3.800%, 05/01/12 (A) (C)                                                   7,500             5,209
Kansas State Development Finance Authority,
 Water Pollution Revolving,
 Callable 11/01/12 @ 100 (RB)
   5.500%, 11/01/15                                                           1,000             1,133
Sedgwick & Shawnee Counties,
 Single Family Mortgages,
 Series A-2 (GNMA) (RB)
   6.700%, 06/01/29                                                           1,910             2,026
Sedgwick County
 School District #267 (AMBAC) (GO)
   5.250%, 11/01/12                                                           1,045             1,185
                                                                                      ---------------
                                                                                               11,922
                                                                                      ---------------
KENTUCKY - 1.0%
Kentucky State Economic Development
 Finance Authority, Scottsville Medical Center,
 Series A, Pre-refunded 11/01/04 @ 103 (RB)
   9.000%, 11/01/24 (B)                                             $         2,215   $         2,531
Kentucky State Turnpike Authority,
 Escrowed to Maturity (RB)
   7.200%, 07/01/09 (A)                                                       1,400             1,638
Kentucky State Turnpike Authority,
 Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   6.000%, 07/01/11 (A)                                                         895             1,015
Louisville Water, Escrowed to Maturity (RB)
   6.000%, 11/15/07 (A)                                                       1,250             1,444
Louisville Water, Escrowed to Maturity,
 Callable 04/01/03 @ 101 (RB)
   6.375%, 11/01/07 (A)                                                       1,000             1,024
                                                                                      ---------------
                                                                                                7,652
                                                                                      ---------------
LOUISIANA - 0.3%
Louisiana Local Government
 Environmental Facilities,
 Community Development Authority,
 Callable 01/01/12 @ 101 (AMT) (RB)
   6.650%, 01/01/25                                                             870               855
Orleans Parish, Parishwide School District,
 Series A (FGIC) (GO)
   7.375%, 09/01/07                                                           1,145             1,385
                                                                                      ---------------
                                                                                                2,240
                                                                                      ---------------
MAINE - 0.3%
Maine Municipal Bond Bank, Series B (FSA) (GO)
   5.750%, 11/01/10                                                           2,000             2,334
                                                                                      ---------------
MASSACHUSETTS - 4.0%
Boston Industrial Development
 Financing Authority, Crosstown Center Project,
 Callable 09/01/12 @ 102 (AMT) (RB)
   6.500%, 09/01/35                                                           2,000             1,948
Massachusetts Bay Transportation Authority,
 General Transportation System Project,
 Series C (FGIC) (RB)
   5.750%, 03/01/10                                                           2,100             2,420
Massachusetts Bay Transportation Authority,
 Series A (RB)
   6.250%, 03/01/12                                                           1,875             2,246
Massachusetts State Commonwealth,
 Special Obligation, Series A (RB)
   5.500%, 06/01/13                                                           1,000             1,136
Massachusetts State Health & Educational
 Facilities Authority, Partners Healthcare Sytem,
 Series A, Callable 07/01/07 @ 101 (MBIA) (RB)
   5.100%, 07/01/10                                                           3,000             3,213
Massachusetts State Port Authority (RB)
   5.750%, 07/01/12                                                           1,000             1,138
Massachusetts State Port Authority,
 Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   13.000%, 07/01/13 (A)                                                      4,730             7,330
Massachusetts State, Multi-Family Housing,
 Escrowed to Maturity,
 Callable 04/01/03 @ 100 (FHA) (RB)
   6.350%, 04/01/08 (A)                                                       1,000             1,048

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Massachusetts State, Series A,
 Callable 01/01/11 @ 100 (GO)
   5.125%, 01/01/16                                                 $         3,000   $         3,326
Massachusetts State, Series B,
 Pre-refunded 05/01/10 @ 100 (GO)
   5.000%, 05/01/12 (B)                                                       5,000             5,544
                                                                                      ---------------
                                                                                               29,349
                                                                                      ---------------
MICHIGAN - 6.1%
Chippewa Valley Schools,
 Callable 05/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/14                                                           1,775             2,013
Constantine Public Schools,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.000%, 05/01/15                                                           1,050             1,140
   5.000%, 05/01/16                                                           1,075             1,158
Detroit (AMT) (FSA) (GO)
   5.750%, 04/01/09                                                           1,255             1,413
Detroit Water Supply, Escrowed to Maturity,
 Callable 04/01/03 @ 102 (FGIC) (RB)
   6.250%, 07/01/12 (A)                                                         285               301
Gibraltar School District,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/15                                                           1,175             1,331
Hartland School District,
 Callable 05/01/11 @ 100 (GO) (MQSBLF)
   5.000%, 05/01/17                                                           3,755             3,980
Lakeshore Public Schools,
 Callable 05/01/11 @ 100 (GO)
   5.000%, 05/01/12                                                           1,260             1,380
Lakeview Public Schools,
 Callable 05/01/11 @ 100 (GO)
   5.000%, 05/01/14                                                           1,985             2,147
Michigan State Hospital Finance Authority,
 Ascension Health Credit, Series B,
 Mandatory Put 11/15/05 @ 100 (RB)
   5.200%, 11/15/33                                                           3,000             3,256
Michigan State Hospital Finance Authority,
 Henry Ford Health Systems, Series A,
 Callable 03/01/13 @ 100 (RB)
   5.500%, 03/01/15                                                           3,500             3,731
Michigan State Hospital Finance Authority,
 Henry Ford Hospital, Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   9.000%, 05/01/08 (A)                                                       4,500             5,575
Michigan State Housing Development Authority,
 Green Hill Project,
 Callable 07/15/04 @ 102 (FNMA) (RB)
   5.125%, 07/15/08                                                           1,980             2,065
Michigan State Strategic Fund,
 Dow-Chemical Project,
 Mandatory Put 06/01/06 @ 100 (RB)
   3.800%, 06/01/14 (F)                                                       2,200             2,207
Oakland University,
 Callable 05/15/05 @ 102 (MBIA) (RB)
   5.600%, 05/15/10                                                           1,000             1,102
Plainwell Community Schools,
 School Building & Site,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/15                                                           1,000             1,125
Rochester Community School District, Series 1,
 Callable 05/01/10 @ 100 (FGIC) (GO)
   5.375%, 05/01/11                                                           2,000             2,236
Romulus Economic Development Corporation,
 Partnership Project, Escrowed to Maturity,
 Callable 04/01/03 @ 102 (RB)
   7.000%, 11/01/15 (A)                                             $         1,300   $         1,654
Wayne Charter County Airport, Series A,
 Callable 12/01/08 @ 101 (AMT) (MBIA) (RB)
   5.250%, 12/01/09                                                           5,000             5,491
Wyandotte City School District (GO) (MQSBLF)
   5.000%, 05/01/13                                                           1,100             1,212
                                                                                      ---------------
                                                                                               44,517
                                                                                      ---------------
MINNESOTA - 3.3%
Hopkins Housing & Redevelopment Authority,
 Public Works & Fire Station, Series A,
 Callable 02/01/13 @ 100 (MBIA) (RB)
   5.000%, 02/01/16                                                           1,000             1,084
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMT) (FGIC) (RB)
   5.750%, 01/01/10                                                           1,000             1,118
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B, Callable 01/01/08
 @ 101 (AMBAC) (AMT) (RB)
   5.375%, 01/01/10                                                           3,000             3,234
Minneapolis Hospital & Rehabilitation,
 Escrowed to Maturity (RB)
   10.000%, 06/01/13 (A)                                                      1,100             1,493
Minnesota Agriculture & Economic
 Development Board, Health Care Systems,
 Series A, Callable 11/15/10 @ 101 (RB)
   5.875%, 11/15/11                                                           2,135             2,336
Monticello, Big Lake Community Hospital District,
 Health Care Facilities, Series C (RB)
   5.250%, 12/01/11                                                           1,940             1,963
Moorhead Independent School District #152,
 Callable 04/01/12 @ 100 (FGIC) (GO) (MSDCEP)
   5.000%, 04/01/13                                                           1,270             1,398
Robbinsdale Independent School District #281
 (GO) (MSDCEP)
   5.000%, 02/01/09                                                           1,250             1,392
Robbinsdale Independent School District #281,
 Callable 02/01/09 @ 100 (GO) (MSDCEP)
   5.250%, 02/01/12                                                           1,435             1,612
South Washington County Independent
 School District #833, Series A,
 Callable 02/01/10 @ 100 (GO) (MSDCEP)
   5.300%, 02/01/11                                                           1,000             1,114
St. Paul Housing & Redevelopment Authority,
 Callable 08/01/06 @ 102.50 (AMBAC) (RB)
   6.400%, 02/01/07                                                           1,195             1,378
   6.400%, 08/01/07                                                           1,205             1,392
   6.500%, 02/01/09                                                           1,315             1,540
St. Paul Port Authority Hotel,
 Pre-refunded 08/01/08 @ 100 (RB)
   8.050%, 08/01/21 (B)                                                       2,335             2,941
                                                                                      ---------------
                                                                                               23,995
                                                                                      ---------------
MISSOURI - 0.3%
St. Louis Industrial Development Authority,
 Convention Center Project, Series A,
 Callable 12/15/10 @ 102 (AMT) (RB)
   7.000%, 12/15/15                                                           2,000             2,012
                                                                                      ---------------

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
NEBRASKA - 1.2%
Buffalo County Hospital Authority #1,
 Good Samaritan Hospital Project,
 Escrowed to Maturity (RB)
   6.375%, 11/01/03 (A)                                             $            30   $            31
Douglas County Hospital Authority #1,
 Immanuel Medical Center,
 Callable 09/01/07 @ 102 (AMBAC) (RB)
   4.800%, 09/01/08                                                           1,400             1,541
Nebraska Educational Finance Authority,
 Creighton University Project,
 Callable 01/01/06 @ 101 (AMBAC) (RB)
   5.600%, 01/01/07                                                           2,500             2,746
Nebraska Educational Telecommunication
 Commission, Leasing Project,
 Series 2000 (MLO) (RB)
   6.000%, 02/01/06                                                           1,275             1,415
Nebraska Investment Financial Authority,
 Great Plains Regional Medical Center (RAAI) (RB)
   4.700%, 11/15/11                                                             500               532
Nebraska Investment Financial Authority,
 Great Plains Regional Medical Center,
 Callable 05/15/12 @ 100 (RAAI) (RB)
   4.800%, 11/15/12                                                             500               531
   4.900%, 11/15/13                                                             600               635
Omaha Northwest Library Facilities,
 Callable 08/15/07 @ 102 (MLO) (RB)
   5.250%, 08/15/12                                                             975             1,079
                                                                                      ---------------
                                                                                                8,510
                                                                                      ---------------
NEVADA - 1.8%
Carson City, Carson-Tahoe Hospital Project (RB)
   5.750%, 09/01/11                                                           1,000             1,087
   5.750%, 09/01/12                                                           1,055             1,146
Clark County School District, Building &
 Renovation, Series B,
 Callable 06/15/07 @ 101 (FGIC) (GO)
   5.750%, 06/15/08                                                           1,000             1,154
Nevada State, Callable 06/01/08 @ 100 (GO)
   5.250%, 06/01/11                                                           3,000             3,313
Washoe County Water Facility,
 Sierra Pacific Power Company,
 Mandatory Put 05/01/03 @ 100 (AMT) (RB)
   5.750%, 03/01/36                                                           2,000             1,997
Washoe County, Escrowed to Maturity,
 Callable 08/01/03 @ 100 (GO)
   9.875%, 08/01/09 (A)                                                       3,455             4,548
                                                                                      ---------------
                                                                                               13,245
                                                                                      ---------------
NEW JERSEY - 1.3%
New Jersey State Transportation
 Trust Fund Authority, Series A (RB)
   5.500%, 06/15/08                                                           2,000             2,278
New Jersey State Turnpike Authority,
 Escrowed to Maturity (RB)
   6.750%, 01/01/09 (A)                                                         820               915
New Jersey State Turnpike Authority,
 Series A (MBIA) (RB)
   5.500%, 01/01/09                                                           5,000             5,692
New Jersey State Turnpike Authority, Series A,
 Callable 04/01/03 @ 100 (AMBAC) (RB)
   6.750%, 01/01/08                                                           1,000             1,005
                                                                                      ---------------
                                                                                                9,890
                                                                                      ---------------
NEW MEXICO - 1.6%
Albuquerque Joint Water &
 Sewer Systems, Series A (RB)
   5.250%, 07/01/09                                                 $         2,200   $         2,487
Farmington, Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 01/01/13 (B)                                                       8,090             9,437
                                                                                      ---------------
                                                                                               11,924
                                                                                      ---------------
NEW YORK - 3.8%
Hempstead Town Industrial Development Agency,
 Callable 12/01/06 @ 102 (MBIA) (RB)
   5.000%, 12/01/08                                                           2,000             2,191
New York (GO) (VRDO)
   1.200%, 08/01/10                                                           4,000             4,000
New York City Transitional Finance Authority,
 Series A, Callable 11/01/11 @ 100 (RB)
   5.500%, 11/01/26                                                           1,000             1,111
New York State Dormitory Authority,
 Mental Health Services Facilities,
 Callable 08/15/10 @ 100 (FSA) (RB)
   5.750%, 02/15/11                                                           1,200             1,376
New York State Dormitory Authority,
 State Personal Income Tax, Series A (FSA) (RB)
   5.500%, 03/15/12                                                           2,000             2,287
New York State Environmental Facilities,
 Pollution Control, Series D,
 Pre-refunded 11/15/04 @ 102 (RB)
   6.400%, 05/15/06 (B)                                                         530               585
New York State Environmental Facilities,
 Pollution Control, Series D-02,
 Callable 11/15/04 @ 102 (RB)
   6.400%, 05/15/06                                                             225               247
New York State Environmental Facilities,
 Pollution Control, Series D-02,
 Pre-refunded 11/15/04 @ 102 (RB)
   6.400%, 05/15/06 (B)                                                         495               546
New York, Series A, Callable 08/01/12 @ 100 (GO)
   5.750%, 08/01/15                                                           3,220             3,480
New York, Series C, Callable 03/15/12 @ 100 (GO)
   5.500%, 03/15/14                                                           3,000             3,196
New York, Series D (GO)
   5.500%, 06/01/12                                                           2,000             2,179
New York, Series G (GO) (XLCA)
   5.500%, 08/01/12                                                           2,000             2,267
New York, Sub Series E5 (GO) (VRDO)
   1.200%, 08/01/16                                                           4,700             4,700
                                                                                      ---------------
                                                                                               28,165
                                                                                      ---------------
NORTH CAROLINA - 0.7%
Mecklenburg County, Series A (GO)
   4.000%, 02/01/13                                                           2,000             2,055
North Carolina Power Agency #1, Series A,
 Callable 01/01/13 @ 100 (FSA) (RB)
   5.250%, 01/01/16                                                           2,000             2,200
Winston-Salem, Solid Waste
 Management Project (RB)
   4.000%, 04/01/13                                                             965               987
                                                                                      ---------------
                                                                                                5,242
                                                                                      ---------------
NORTH DAKOTA - 0.4%
Fargo Health Systems, Meritcare
 Obligated Group, Series A (FSA) (RB)
   5.000%, 06/01/09                                                             715               784

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
North Dakota State Industrial Commission,
 Lignite Program, Series A (RB)
   5.750%, 11/15/05                                                 $           500   $           540
West Fargo Public School District #6,
 Callable 05/01/11 @ 100 (FGIC) (GO)
   5.000%, 05/01/13                                                           1,500             1,628
                                                                                      ---------------
                                                                                                2,952
                                                                                      ---------------
OHIO - 1.6%
Lorain County Hospital Facilities,
 Catholic Healthcare Partners, Series B,
 Callable 09/01/07 @ 102 (MBIA) (RB)
   5.375%, 09/01/09                                                           1,000             1,123
Ohio State Building Authority,
 Administration Building Fund Project, Series A,
 Callable 10/01/08 @ 101 (MLO) (RB)
   5.250%, 10/01/09                                                           3,000             3,367
Ohio State Building Authority, Adult Correctional
 Facilities Project, Series A (MBIA) (MLO) (RB)
   5.500%, 10/01/04                                                           1,000             1,064
Ohio State Water Development Authority,
 Escrowed to Maturity,
 Callable 06/01/03 @ 100 (RB)
   9.375%, 12/01/10 (A)                                                       2,625             3,264
Richland County Hospital Facilities, Series A (RB)
   5.450%, 11/15/04                                                             690               726
   5.500%, 11/15/05                                                             725               782
   5.550%, 11/15/06                                                             765               838
   5.650%, 11/15/08                                                             595               656
                                                                                      ---------------
                                                                                               11,820
                                                                                      ---------------
OKLAHOMA - 2.7%
Cherokee County Economic, Zero Coupon Bond,
 Escrowed to Maturity (AMBAC) (RB)
   5.610%, 11/01/11 (A) (C)                                                   3,340             2,393
Oklahoma County Housing Finance Authority,
 Series B, Zero Coupon Bond,
 Pre-refunded 03/01/06 @ 56.92 (RB)
   5.740%, 07/01/12 (B) (C)                                                   3,690             1,981
Oklahoma Housing Finance Agency, Series A-2,
 Callable 05/01/05 @ 100 (FNMA) (RB)
   5.500%, 11/01/25                                                           3,000             3,185
South Oklahoma City,
 Pre-refunded 02/01/10 @ 100,
 Callable 04/01/03 @ 100 (RB)
   9.750%, 02/01/13 (B)                                                       4,090             5,409
Tulsa County Home Finance Authority,
 Escrowed to Maturity (RB)
   6.900%, 08/01/10 (A)                                                       1,710             2,107
Tulsa County Independent School District #9 (GO)
   5.750%, 06/01/04                                                           2,000             2,105
Tulsa Educational Facilities Authority,
 Holland Hall School Project, Series B,
 Callable 12/01/08 @ 101 (RB)
   4.600%, 12/01/09                                                           1,195             1,279
Tulsa Metropolitan Utility Authority,
 Callable 09/01/05 @ 102 (RB)
   5.600%, 09/01/06                                                           1,000             1,107
                                                                                      ---------------
                                                                                               19,566
                                                                                      ---------------
OREGON - 2.3%
Clackamas County School District #7J,
 Lake Oswego, Callable 06/01/11 @ 100 (GO)
   5.375%, 06/01/14                                                           3,105             3,471
Lane County School District #19, Springfield,
 Pre-refunded 10/15/04 @ 101 (GO) (MBIA)
   5.900%, 10/15/06 (B)                                             $         1,000   $         1,081
Lane County School District #52,
 Bethel (GO) (SBG)
   5.500%, 06/15/09                                                           1,000             1,145
Oregon State Department,
 Administrative Services, Series A (COP) (FSA)
   5.500%, 11/01/13                                                           1,275             1,464
Polk, Marion & Benton Counties,
 School District #13-J (FGIC) (GO)
   5.500%, 12/01/04                                                           1,015             1,086
Salem-Keizer School District #24-J,
 Callable 06/01/09 @ 100 (GO) (SBG)
   5.250%, 06/01/12                                                           5,000             5,520
Washington County Unified Sewer Agency,
 Series 1 (FGIC) (RB)
   5.750%, 10/01/08                                                           2,000             2,318
Washington County, Criminal Justice Facilities,
 Pre-refunded 12/01/04 @ 100 (GO)
   5.625%, 12/01/05 (B)                                                         900               965
                                                                                      ---------------
                                                                                               17,050
                                                                                      ---------------
PENNSYLVANIA - 1.0%
Berks County Authority, Phoebe Berks
 Village Income Project,
 Pre-refunded 05/15/06 @ 102 (RB)
   7.700%, 05/15/22 (B)                                                       1,860             2,212
Central Greene School District,
 Capital Appreciation, Escrowed to Maturity,
 Zero Coupon Bond,
 Callable 04/01/03 @ 57.906 (GO) (MBIA) (STAID)
   4.690%, 12/01/07 (A) (C)                                                   2,000             1,772
Montgomery County, Industrial Development
 Authority, PECO Energy Project, Series A,
 Mandatory Put 10/01/04 @ 100 (RB)
   5.200%, 10/01/30                                                           2,000             2,084
Philadelphia Hospitals Authority,
 Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 07/01/10 (B)                                                       1,150             1,363
                                                                                      ---------------
                                                                                                7,431
                                                                                      ---------------
PUERTO RICO - 0.2%
Puerto Rico Electric Power Authority,
 Series AA (MBIA) (RB)
   6.000%, 07/01/06                                                           1,000             1,135
                                                                                      ---------------
RHODE ISLAND - 0.1%
Rhode Island Depositors Economic Protection,
 Series A (FSA) (RB)
   6.250%, 08/01/03                                                           1,000             1,017
                                                                                      ---------------
SOUTH CAROLINA - 0.6%
Lexington County Health Services District Inc.,
 Lexington Medical Center,
 Callable 11/01/13 @ 100 (RB)
   5.500%, 11/01/23                                                           2,000             2,032
South Carolina State Public Service Authority,
 Series A (MBIA) (RB)
   5.500%, 01/01/10                                                           1,665             1,893
                                                                                      ---------------
                                                                                                3,925
                                                                                      ---------------
SOUTH DAKOTA - 1.0%
Deadwood (ACA) (COP)
   5.500%, 11/01/07                                                             800               886
   5.600%, 11/01/08                                                             845               944

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
South Dakota State Health & Educational
 Facilites Authority, Sioux Valley Hospital (RB)
   5.250%, 11/01/08                                                 $           900   $           989
South Dakota State Health & Educational
 Facilites Authority, Westhills Village
 Retirement Community (RB)
   5.500%, 09/01/04                                                             640               648
   5.650%, 09/01/05                                                             665               677
   5.800%, 09/01/06                                                             735               749
   5.900%, 09/01/07                                                             755               769
   4.750%, 09/01/11                                                             630               631
   5.000%, 09/01/12                                                           1,000             1,005
South Dakota State Health & Educational
 Facilities Authority, Westhills Village
 Retirement Community,
 Callable 09/01/12 @ 101 (RB)
   5.000%, 09/01/13                                                           1,000             1,004
                                                                                      ---------------
                                                                                                8,302
                                                                                      ---------------
TENNESSEE - 1.2%
Metropolitan Government Nashville & Davidson
 County, Escrowed to Maturity,
 Callable 04/01/03 @ 102 (RB)
   6.400%, 04/01/11 (A)                                                       1,030             1,246
Shelby County Health, Educational & Housing
 Facilities Board, Methodist Healthcare,
 Callable 09/01/12 @ 100 (RB)
   6.000%, 09/01/16                                                           1,500             1,601
Shelby County Health, Educational & Housing
 Facilities Board, St. Jude's Children's Research (RB)
   5.000%, 07/01/09                                                             500               539
Sullivan County Health, Educational & Housing
 Facilities, Wellmont Health Systems Project (RB)
   6.250%, 09/01/11                                                           1,465             1,616
   6.250%, 09/01/12                                                           1,085             1,196
Sullivan County Health, Educational & Housing
 Facilities, Wellmont Health Systems Project,
 Callable 09/01/12 @ 101 (RB)
   6.500%, 09/01/13                                                           2,215             2,474
                                                                                      ---------------
                                                                                                8,672
                                                                                      ---------------
TEXAS - 9.5%
Abilene Health Facilities Development,
 Sears Methodist Retirement, Series A (RB)
   5.100%, 11/15/05                                                           1,115             1,120
   5.250%, 11/15/06                                                           1,175             1,177
   5.300%, 11/15/07                                                           1,000               993
   5.350%, 11/15/08                                                           1,300             1,283
Amarillo Health Facilities, Sears Panhandle
 Retirement, Series B,
 Pre-refunded 08/15/06 @ 102 (RB)
   7.750%, 08/15/18 (B)                                                       3,000             3,639
Amarillo Independent School District (GO) (PSFG)
   7.000%, 02/01/06                                                           1,035             1,181
   7.000%, 02/01/07                                                           1,095             1,282
Austin, Callable 09/01/11 @ 100 (GO)
   5.000%, 09/01/13                                                           4,510             4,914
Bexar County,
 Zero Coupon Bond (GO) (MBIA)
   3.780%, 06/15/06 (C)                                                       1,000               933
Brazos River Authority,
 Electric Company Project, Series 1999-B,
 Mandatory Put 04/01/13 @ 100 (AMT) (RB)
   6.750%, 09/01/34                                                           2,000             2,030
Brazos River Harbor District,
 Dow Chemical, Series A-5,
 Mandatory Put 05/15/12 @ 100 (AMT) (RB)
   5.700%, 05/15/33                                                 $         1,000   $         1,034
Cypress-Fairbanks Independent School District,
 Callable 02/15/10 @ 100 (GO) (PSFG)
   5.500%, 02/15/18                                                           4,000             4,380
Frisco, Callable 02/05/11 @ 100 (FGIC) (GO)
   5.000%, 02/15/18                                                           1,125             1,180
   5.000%, 02/15/19                                                           1,675             1,746
Galveston County, Escrowed to Maturity,
 Callable 04/01/03 @ 100 (GO) (MBIA)
   6.400%, 02/01/05 (A)                                                         315               344
Grapevine Industrial Development, Air Cargo,
 Callable 01/01/12 @ 101 (AMT) (RB)
   6.500%, 01/01/24                                                             500               481
Grapevine-Colleyville Independent
 School District (GO) (PSFG)
   8.250%, 06/15/07                                                           1,440             1,774
Gregg County Health Facilities Development,
 Good Shepherd Medical Center, Series A (RB)
   5.750%, 10/01/09                                                           2,895             3,062
Houston Airport Systems (FSA) (RB)
   5.250%, 07/01/11                                                           2,735             3,052
Houston Airport Systems,
 Callable 07/01/12 @ 100 (FSA) (RB)
   5.000%, 07/01/27                                                           2,000             2,017
Houston Airport Systems,
 Escrowed to Maturity (RB)
   8.200%, 07/01/05 (A)                                                         600               650
Houston Housing Finance,
 Single Family Mortgages, Series A-1,
 Callable 12/01/06 @ 102 (RB)
   8.000%, 06/01/14                                                             180               181
Houston Water & Sewer System,
 Series B (AMBAC) (RB)
   5.500%, 12/01/10                                                           2,000             2,290
Irving Independent School District, Series A,
 Zero Coupon Bond (GO) (PSFG)
   5.000%, 02/15/09 (C)                                                       6,190             5,075
Jefferson County Health Facilities Development,
 Baptist Hospitals (AMBAC) (FHA) (RB)
   4.400%, 08/15/09                                                           1,000             1,061
Kaufman County,
 Callable 02/15/12 @ 100 (FSA) (GO)
   5.000%, 02/15/17                                                           1,000             1,062
Keller Independent School District,
 Callable 08/15/11 @ 100 (GO) (PSFG)
   5.375%, 08/15/14                                                           2,000             2,222
North Harris Montgomery
 Community College District,
 Callable 02/15/12 @ 100 (FGIC) (GO)
   5.375%, 02/15/15                                                           2,535             2,817
Nueces County Housing Finance,
 Dolphins Landing Apartments Project,
 Series A, Callable 07/01/10 @ 102 (RB)
   6.750%, 07/01/20                                                           1,910             1,933
Odessa Housing Finance, Escrowed to Maturity,
 Zero Coupon Bond,
 Callable 06/01/03 @ 49.362 (MBIA) (RB)
   3.780%, 06/01/12 (A) (C)                                                   1,465             1,012
Plano Independent School District,
 Callable 02/15/08 @ 100 (GO) (PSFG)
   4.700%, 02/15/13                                                           1,000             1,039

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Port Houston Authority, Harris County, Series B,
 Callable 10/01/11 @ 100 (AMT) (FGIC) (GO)
   5.500%, 10/01/12                                                 $         2,405   $         2,646
Sam Rayburn Municipal Power Agency,
 Partially Pre-refunded 09/01/09 @ 100,
 Callable 04/01/03 @ 100 (MBIA) (RB)
   6.000%, 09/01/10 (B)                                                       1,420             1,639
San Antonio Electric & Gas, Series A,
 Callable 02/01/09 @ 101 (RB)
   5.250%, 02/01/13                                                           2,135             2,337
San Antonio Independent
 School District (GO) (PSFG)
   7.000%, 08/15/07                                                           1,000             1,190
Texas State Public Finance Authority,
 Parks & Wildlife Projects,
 Callable 02/01/08 @ 100 (AMBAC) (RB)
   6.000%, 08/01/08                                                           1,000             1,148
Texas State Turnpike Authority,
 Dallas North Highway Tolls (FGIC) (RB)
   6.500%, 01/01/08                                                           2,345             2,743
Texas State, Callable 10/01/08 @ 100 (GO)
   5.000%, 10/01/15                                                           1,000             1,066
                                                                                      ---------------
                                                                                               69,733
                                                                                      ---------------
UTAH - 0.8%
Ashley Valley Water & Sewer, Escrowed to Maturity,
 Callable 07/01/03 @ 102 (AMBAC) (GO)
   10.900%, 01/01/10 (A)                                                      1,500             2,033
Salt Lake County, Municipal Building Authority,
 Series A (MLO) (RB)
   6.000%, 10/01/03                                                             525               537
South Jordan, Sales Tax,
 Callable 08/15/11 @ 100 (AMBAC) (RB)
   5.500%, 08/15/18                                                           1,000             1,095
Utah State Housing Finance Agency,
 Single Family Mortgages (FHA) (RB) (VA)
   5.650%, 07/01/06                                                             115               125
Utah State Housing Finance Agency,
 Single Family Mortgages, Issue F-1,
 Callable 07/01/05 @ 102 (FHA) (RB) (VA)
   6.300%, 01/01/18                                                             370               389
Utah State Housing Finance Agency,
 Single Family Mortgages, Series III, Class R,
 Callable 07/01/06 @ 102 (FHA) (RB) (VA)
   5.950%, 07/01/08                                                           1,135             1,233
                                                                                      ---------------
                                                                                                5,412
                                                                                      ---------------
VIRGINIA - 0.8%
Peninsula Port Authority,
 Partially Pre-refunded 08/01/04 @ 102 and
 08/01/08 @ 100 (RB)
   7.000%, 08/01/17 (B)                                                       2,000             2,182
Riverside Regional Jail Authority,
 Callable 07/01/05 @ 102 (MBIA) (RB)
   5.700%, 07/01/08                                                             905             1,003
Riverside Regional Jail Authority,
 Pre-refunded 07/01/05 @ 102 (MBIA) (RB)
   5.700%, 07/01/08 (B)                                                       1,095             1,221
Virginia State Peninsula Regional Jail Authority,
 Callable 10/01/05 @ 101 (MBIA) (RB)
   5.300%, 10/01/09                                                           1,000             1,098
                                                                                      ---------------
                                                                                                5,504
                                                                                      ---------------
WASHINGTON - 4.9%
Clark County School District #37,
 Vancouver (FSA) (GO)
   5.250%, 12/01/14                                                 $         1,515   $         1,707
Conservation & Renewable Energy Systems (RB)
   5.650%, 10/01/03                                                             700               715
Energy Northwest, Washington Wind Project,
 Series A, Callable 01/01/07 @ 103 (RB)
   5.100%, 07/01/09                                                           1,850             1,934
   5.200%, 07/01/10                                                           1,950             2,020
Island County School District #206,
 South Widbey, Partially Pre-refunded
 12/01/04 @ 100 (AMBAC) (GO)
   5.750%, 12/01/06 (B)                                                         700               750
King County School District #415, Kent,
 Pre-refunded 06/01/04 @ 100 (AMBAC) (GO)
   6.450%, 06/01/06 (B)                                                         920               977
King County, Series B,
 Callable 12/01/07 @ 102 (GO)
   5.850%, 12/01/13                                                           2,035             2,396
King County, Series B,
 Pre-refunded 12/01/07 @ 102 (GO)
   5.850%, 12/01/13 (B)                                                         965             1,136
Pierce County School District #320, Sumner (GO)
   6.000%, 12/01/06                                                           1,000             1,073
Port Seattle Passenger Facility Charge,
 Series B (AMBAC) (AMT) (RB)
   5.000%, 12/01/07                                                           1,000             1,098
Snohomish County Housing Authority,
 Callable 04/01/06 @ 100 (RB)
   6.300%, 04/01/16                                                           1,035             1,078
Snohomish County School District #2, Everett,
 Callable 12/01/03 @ 102 (GO) (MBIA)
   6.000%, 12/01/06                                                             850               894
Snohomish County School District #2, Everett,
 Pre-refunded 12/01/03 @ 102 (GO) (MBIA)
   6.000%, 12/01/06 (B)                                                         950             1,000
Snohomish County School District #6,
 Mukileo (FGIC) (GO)
   5.700%, 12/01/12                                                           2,000             2,328
Snohomish County,
 Callable 12/01/11 @ 100 (GO) (MBIA)
   5.375%, 12/01/19                                                           5,000             5,404
Spokane County School District #356,
 Central Valley, Series B,
 Zero Coupon Bond (FGIC) (GO)
   5.030%, 12/01/14 (C)                                                       5,690             3,389
Tacoma Electric Systems,
 Pre-refunded 01/01/04 @ 100 (AMBAC) (RB)
   6.000%, 01/01/06 (B)                                                         185               192
Tacoma, Series A, Callable 04/01/03 @ 100 (GO)
   5.900%, 07/01/03                                                             600               602
Washington State Housing Finance,
 Hearthstone Project, Callable 01/01/05 @ 102 (RB)
   6.000%, 01/01/10                                                             810               885
Washington State Public Power Supply System,
 Nuclear Project #2, Series A,
 Callable 07/01/06 @ 102 (AMBAC) (RB)
   5.700%, 07/01/11                                                           1,000             1,118
Washington State, Series B & AT-7 (GO)
   6.250%, 06/01/10                                                           1,000             1,186
Washington State, Series C (GO)
   5.500%, 07/01/14                                                           2,275             2,606

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Washington State, Series S-5,
 Zero Coupon Bond (FGIC) (GO)
   5.830%, 01/01/16 (C)                                             $         3,000   $         1,649
                                                                                      ---------------
                                                                                               36,137
                                                                                      ---------------
WEST VIRGINIA - 0.3%
Brooke Pleasants & Tyler Wetzel Counties,
 Single Family Mortgage,
 Escrowed to Maturity (RB)
   7.400%, 08/15/10 (A)                                                       1,675             2,125
                                                                                      ---------------
WISCONSIN - 1.8%
Door County, Series A,
 Callable 09/01/11 @ 100 (FGIC) (GO)
   5.125%, 09/01/16                                                           1,720             1,852
Howard-Suamico School District (FSA) (GO)
   6.000%, 03/01/08                                                           1,000             1,155
Milwaukee (GO)
   6.000%, 02/01/10                                                           1,240             1,441
Wisconsin State Clean Water, Series 1,
 Pre-refunded 06/01/05 @ 100 (RB)
   5.800%, 06/01/15 (B)                                                       2,915             3,188
Wisconsin State Health & Educational
 Facilities Authority, Aurora Health Care,
 Series A, Callable 02/15/09 @ 101 (RB)
   5.500%, 02/15/20                                                           1,500             1,469
Wisconsin State Health & Educational
 Facilities Authority, Marshfield Clinic, Series B (RB)
   6.250%, 02/15/09                                                             500               548
Wisconsin State Health & Educational
 Facilities Authority, Marshfield Clinic, Series B,
 Callable 02/15/12 @ 100 (RB)
   5.500%, 02/15/13                                                             850               881
Wisconsin State Health & Educational
 Facilities Authority, Monroe Clinic (RB)
   4.450%, 02/15/06                                                             925               971
Wisconsin State Health & Educational
 Facilities Authority,
 Wheaton Franciscan Services (RB)
   5.750%, 08/15/11                                                             645               710
Wisconsin State, Series C,
 Pre-refunded 05/01/03 @ 100 (GO)
   6.250%, 05/01/12 (B)                                                       1,000             1,004
                                                                                      ---------------
                                                                                               13,219
                                                                                      ---------------
CONVERTIBLE BONDS - 0.6%
Chicago, Series A, Convertible,
 Zero Coupon Bond (GO) (MBIA)
   3.489%, 01/01/16 (C)                                                       2,000             1,437
Illinois Sports Facilities Authority, Convertible,
 Zero Coupon Bond (AMBAC) (RB)
   4.750%, 06/15/13 (C)                                                       1,405             1,089
Illinois Sports Facilities Authority, Convertible,
 Zero Coupon Bond,
 Callable 06/15/15 @ 101 (AMBAC) (RB)
   5.100%, 06/15/16 (C)                                                       1,620             1,241
                                                                                      ---------------
TOTAL CONVERTIBLE BONDS                                                                         3,767
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $667,707)                                                                            724,275
                                                                                      ---------------

DESCRIPTION                                                                  SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.6%
First American Tax Free Obligations Fund,
 Class Y (G)                                                              4,465,762   $         4,466
                                                                                      ---------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $4,466)                                                                                4,466
                                                                                      ---------------
TOTAL INVESTMENTS - 99.1%
   (Cost $672,173)                                                                            728,741
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.9%                                                        6,852
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $       735,593
                                                                                      ---------------

(A) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(B) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(C) The rate shown is the effective yield at the time of purchase.

(D) On March 31, 2003, the total cost of investments purchased on a when-issued basis was $1,021,300.

(E) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2003, the value of these investments was $11,834,307 or 1.6% of total net assets.

(F) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2003.

(G) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in the Notes to Financial Statements.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $36,131,497, which represents 4.9% of net assets.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MQSBLF - Michigan Qualified School Board Loan Fund Program

MSDCEP - Minnesota School District Credit Enhancement Program

PSFG - Permanent School Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

SBG - School Board Guaranty

STAID - State Aid Withholding

VA - Veterans Administration

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2003. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

XLCA - XL Capital Assurance Inc.

The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

MINNESOTA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.6%
REVENUE BONDS - 53.5%
BUILDING - 0.2%
Minnesota State Retirement Systems Building,
 Callable 06/01/10 @ 100
   5.450%, 06/01/12                                                 $           550   $           618
                                                                                      ---------------
ECONOMIC DEVELOPMENT - 1.6%
Minnesota State Agricultural &
 Economic Development Board,
 Small Business Development, Series B (AMT)
   6.500%, 08/01/08                                                           1,335             1,458
Minnesota State Agricultural &
 Economic Development Board,
 Small Business Development, Series B,
 Pre-refunded 08/01/04 @ 100 (AMT)
   5.500%, 08/01/10 (A)                                                       1,525             1,600
Minnesota State Agricultural &
 Economic Development Board,
 Small Business Development, Series C (AMT)
   6.625%, 08/01/08                                                           1,210             1,329
                                                                                      ---------------
                                                                                                4,387
                                                                                      ---------------
EDUCATION - 4.8%
Minneapolis, The Blake School Project,
 Callable 09/01/11 @ 100
   5.000%, 09/01/12                                                             445               479
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4
   4.500%, 10/01/06                                                             505               538
   4.850%, 10/01/09                                                             520               558
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4,
 Callable 10/01/09 @ 100
   5.000%, 10/01/11                                                             500               525
   5.000%, 10/01/12                                                             500               521
Minnesota State Higher Education Facilities
 Authority, Carleton College, Series 3-L1,
 Callable 05/01/06 @ 100
   5.750%, 11/01/12                                                           1,375             1,511
Minnesota State Higher Education Facilities
 Authority, Minneapolis College of Art and Design
   5.000%, 05/01/11                                                             310               325
Minnesota State Higher Education Facilities
 Authority, St. Benedict College,
 Callable 03/01/07 @ 100
   4.875%, 03/01/08                                                           1,000             1,054
   5.100%, 03/01/11                                                           2,885             2,971
Minnesota State Higher Education Facilities
 Authority, St. Catherine College, Series 5-N1,
 Callable 10/01/12 @ 100
   5.250%, 10/01/22                                                           1,500             1,532
Minnesota State Higher Education Facilities
 Authority, St. Catherine College,
 Series 5-N2 (VRDO)
   1.100%, 10/01/32                                                           1,000             1,000
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 5 (MBIA)
   5.000%, 10/01/11                                                             255               284
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 5,
 Callable 10/01/11 @ 100 (MBIA)
   5.000%, 10/01/12                                                             480               517
Minnesota State Higher Education Facilities
 Authority, University of St. Thomas, Series 4,
 Callable 04/01/08 @ 100
   5.250%, 04/01/12                                                 $           385   $           409
St. Paul Independent School District #625, Series E,
 Callable 02/01/11 @ 100 (MBIA) (MSDCEP)
   4.200%, 02/01/15                                                             700               711
                                                                                      ---------------
                                                                                               12,935
                                                                                      ---------------
HEALTHCARE - 12.8%
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102
   5.500%, 06/01/10                                                             435               430
   5.650%, 06/01/12                                                             940               931
Duluth Economic Development Authority,
 The Duluth Clinic, Escrowed to Maturity,
 Callable 04/01/03 @ 102 (AMBAC)
   6.100%, 11/01/04 (B)                                                         250               269
Glencoe Health Care Facilities,
 Callable 04/01/11 @ 101
   7.400%, 04/01/21                                                           1,000             1,031
Hastings Health Care Facility,
 Regina Medical Center,
 Callable 09/15/08 @ 100 (ACA)
   5.000%, 09/15/13                                                             500               516
Minneapolis & St. Paul Housing &
 Redevelopment Authority, Healthspan, Series A,
 Callable 11/15/03 @ 102 (AMBAC)
   5.000%, 11/15/13                                                           1,000             1,040
Minneapolis Healthcare System,
 Allina Health System, Series A
   5.000%, 11/15/06                                                           1,600             1,732
Minneapolis Healthcare System,
 Allina Health System, Series A,
 Callable 11/15/12 @ 100
   6.000%, 11/15/23                                                           2,500             2,638
   5.750%, 11/15/32                                                           1,300             1,336
Minneapolis Healthcare System,
 Fairview Health Services, Series A
   5.000%, 05/15/12                                                             605               630
Minneapolis Healthcare System,
 Fairview Health Services, Series B (MBIA)
   4.500%, 05/15/11                                                           1,170             1,243
Minnesota Agricultural & Economic Development
 Board, Benedictine Health, Series A (MBIA)
   5.000%, 02/15/10                                                           3,815             4,174
Minnesota Agricultural & Economic Development
 Board, Evangelical Lutheran Project
   5.500%, 02/01/11                                                             280               296
   5.500%, 02/01/12                                                             200               212
Minnesota Agricultural & Economic Development
 Board, Evangelical Lutheran Project,
 Callable 02/01/12 @ 101
   5.500%, 02/01/15                                                             730               755
Minnesota Agricultural & Economic Development
 Board, Fairview Hospital Project, Series A,
 Callable 11/15/07 @ 102 (MBIA)
   5.400%, 11/15/08                                                           1,000             1,128
   5.500%, 11/15/17                                                           1,500             1,644
   5.750%, 11/15/26                                                             500               537
Monticello, Big Lake Community Hospital,
 Series C, Callable 12/01/12 @ 100
   5.750%, 12/01/15                                                           2,320             2,336

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
New Hope Housing & Health Care Facilities,
Masonic Home North Ridge
   5.000%, 03/01/04                                                 $           330   $           333
   5.100%, 03/01/05                                                             550               560
   5.200%, 03/01/06                                                             645               657
   5.300%, 03/01/07                                                             685               697
New Hope Housing & Health Care Facilities,
 Masonic Home North Ridge,
 Callable 03/01/09 @ 102
   5.500%, 03/01/10                                                             500               501
Plymouth Health Facilities, Westhealth Project,
 Series A, Callable 06/01/04 @ 102 (CGIC) (FSA)
   6.200%, 06/01/11                                                           1,360             1,453
Rochester, St. Mary's Hospital,
 Escrowed to Maturity, Callable 04/01/03 @ 100
   5.750%, 10/01/07 (B)                                                       1,360             1,489
St. Cloud Health Care (FSA)
   5.500%, 05/01/07                                                             500               559
   5.500%, 05/01/08                                                           1,450             1,635
St. Louis Park Health Care Facilities,
 Callable 07/01/03 @ 102 (AMBAC)
   4.600%, 07/01/05                                                           3,775             3,875
                                                                                      ---------------
                                                                                               34,637
                                                                                      ---------------
HOUSING - 3.3%
Coon Rapids Multifamily Housing,
 Woodland North Apartments,
 Callable 12/01/03 @ 100 (FHA)
   5.625%, 12/01/09                                                             320               321
Dakota County Housing & Redevelopment Authority,
 Single Family Mortgages,
 Callable 04/01/04 @ 102 (AMT) (FNMA)
   6.250%, 10/01/04                                                             155               157
Dakota County Housing & Redevelopment Authority,
 Single Family Mortgages,
 Callable 10/01/07 @ 101.50 (AMT) (FNMA) (GNMA)
   5.125%, 10/01/20                                                             659               673
Dakota County Housing & Redevelopment Authority,
 South St. Paul, Series A,
 Callable 04/01/03 @ 100 (FHA) (GNMA) (VA)
   7.250%, 03/01/06                                                              40                40
Minneapolis Mortgage, Zero Coupon Bond,
 Callable 10/01/05 @ 100
   7.103%, 10/01/12 (C)                                                       2,950             1,574
Minnesota State Housing Finance Agency,
 Rental Housing, Series D (MBIA)
   5.050%, 08/01/03                                                             675               683
   5.150%, 08/01/04                                                             630               656
Minnesota State Housing Finance Agency,
 Rental Housing, Series D,
 Callable 02/01/05 @ 102 (MBIA)
   5.450%, 08/01/07                                                           1,980             2,098
Minnesota State Housing Finance Agency,
 Single Family Mortages, Series B,
 Callable 07/01/09 @ 100 (AMT)
   5.550%, 07/01/24                                                             645               670
Moorhead Economic Development Authority,
 Eventide Senior Housing, Series B,
 Callable 06/01/04 @ 102
   5.750%, 06/01/16                                                           1,360             1,363
South St. Paul Housing & Redevelopment Authority,
 Single Family Mortgages,
 Callable 09/01/03 @ 102 (FNMA)
   5.100%, 09/01/07                                                             390               401
St. Louis Park Housing & Redevelopment Authority,
 Single Family Mortgages,
 Callable 04/01/03 @ 101 (GNMA)
   6.500%, 10/20/03                                                 $             7   $             7
Vadnais Heights, Single Family Mortgages
   5.500%, 11/01/04                                                             155               157
   6.000%, 11/01/09                                                              90                90
                                                                                      ---------------
                                                                                                8,890
                                                                                      ---------------
LEASE REVENUE - 1.5%
St. Paul Port Authority, Office Building,
 Callable 12/01/12 @ 100 (MLO)
   5.000%, 12/01/19                                                           2,415             2,555
Washington County Housing & Redevelopment
 Authority Jail Facility,
 Callable 04/01/03 @ 100 (MBIA) (MLO)
   5.400%, 02/01/08                                                           1,580             1,586
                                                                                      ---------------
                                                                                                4,141
                                                                                      ---------------
MISCELLANEOUS - 0.2%
Childrens Trust Fund, Puerto Rico
   4.000%, 05/15/12                                                             500               471
                                                                                      ---------------
POLLUTION CONTROL - 2.0%
Minnesota State Public Facilities Authority,
 Water Pollution Control,
 Callable 03/01/07 @ 100
   5.000%, 03/01/09                                                           2,000             2,190
Minnesota State Public Facilities Authority,
 Water Pollution Control, Series A,
 Callable 03/01/08 @ 100
   4.500%, 03/01/10                                                           2,100             2,226
Minnesota State Public Facilities Authority,
 Water Pollution Control, Series A,
 Callable 03/01/10 @ 100
   4.000%, 03/01/11                                                           1,000             1,037
                                                                                      ---------------
                                                                                                5,453
                                                                                      ---------------
RECREATIONAL FACILITY AUTHORITY - 1.3%
St. Paul Port Authority, Hotel Facilities,
 Radisson Kellogg Project, Series 2
   6.700%, 08/01/07                                                           1,800             1,773
St. Paul Port Authority, Hotel Facilities,
 Radisson Kellogg Project, Series 2,
 Callable 08/01/08 @ 103
   7.375%, 08/01/10                                                           1,685             1,684
                                                                                      ---------------
                                                                                                3,457
                                                                                      ---------------
TAX REVENUE - 4.1%
Bloomington Port Authority,
 Mall of America Project, Series A (FSA)
   4.900%, 02/01/09                                                           1,000             1,107
Minneapolis Community Development Agency,
 Series G-3, Callable 12/01/11 @ 100
   5.350%, 12/01/21                                                           1,000             1,039
St. Paul Housing & Redevelopment Authority,
 Callable 08/01/06 @ 102.50 (AMBAC)
   6.450%, 02/01/08                                                             840               978
St. Paul Housing & Redevelopment Authority,
 Downtown & Seventh Place Project,
 Escrowed to Maturity,
 Callable 09/01/03 @ 101 (AMBAC)
   5.200%, 09/01/04 (B)                                                       4,000             4,093
   5.350%, 09/01/07 (B)                                                       1,500             1,535

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
St. Paul Port Authority, Energy Park,
 Tax Increment (FSA)
   5.000%, 02/01/08                                                 $         2,100   $         2,334
                                                                                      ---------------
                                                                                               11,086
                                                                                      ---------------
TRANSPORTATION - 5.6%
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMBAC) (AMT)
   5.500%, 01/01/07                                                           2,140             2,359
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMT) (FGIC)
   5.750%, 01/01/10                                                           2,880             3,219
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/08 @ 101 (AMBAC) (AMT)
   5.500%, 01/01/09                                                           2,500             2,747
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/09 @ 101 (AMT) (FGIC)
   5.625%, 01/01/14                                                           1,000             1,078
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series C,
 Callable 01/01/11 @ 100 (FGIC)
   5.125%, 01/01/20                                                           3,095             3,256
Minnesota Public Facilities Authority
 Tranportation, Callable 03/01/10 @ 100
   5.000%, 03/01/12                                                             970             1,054
Puerto Rico Commonwealth, Highway
 Transportation Authority, Series X (MBIA)
   5.500%, 07/01/13                                                           1,250             1,445
                                                                                      ---------------
                                                                                               15,158
                                                                                      ---------------
UTILITIES - 16.1%
Anoka County Resource Recovery,
 Northern States Power
   4.350%, 12/01/04                                                             150               153
   4.400%, 12/01/05                                                           2,000             2,041
   4.500%, 12/01/07                                                             300               303
Chaska Electric, Series A
   5.500%, 10/01/06                                                             610               675
   5.550%, 10/01/07                                                             645               722
   5.600%, 10/01/08                                                             680               767
   5.650%, 10/01/09                                                             720               815
   5.650%, 10/01/10                                                             760               855
Chaska Electric, Series A,
 Callable 10/01/10 @ 100
   5.400%, 10/01/11                                                             805               883
   5.500%, 10/01/12                                                             845               924
Minnesota State Public Facilities Authority,
 Drinking Water, Series B,
 Callable 03/01/09 @ 100
   5.125%, 03/01/19                                                           2,000             2,129
Northern Minnesota Municipal Power Agency,
 Electric System (FSA)
   5.500%, 01/01/07                                                           2,000             2,239
   5.500%, 01/01/08                                                           2,090             2,366
Rochester Electric Utility,
 Callable 12/01/10 @ 100
   5.000%, 12/01/16                                                           1,150             1,217
Southern Minnesota Municipal Power Agency,
 Series A (AMBAC)
   5.250%, 01/01/14                                                           3,415             3,842
Southern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/09 @ 101 (AMBAC)
   5.000%, 01/01/11                                                           1,270             1,384
Southern Minnesota Municipal Power Agency,
 Series A, Escrowed to Maturity,
 Callable 04/01/03 @ 102 (FGIC)
   5.000%, 01/01/06 (B)                                             $           995   $         1,083
Southern Minnesota Municipal Power Agency,
 Series A, Zero Coupon Bond (MBIA)
   5.257%, 01/01/20 (C)                                                       3,500             1,610
   5.275%, 01/01/21 (C)                                                       5,000             2,166
Southern Minnesota Municipal Power Agency,
 Series B, Callable 01/01/04 @ 102 (MBIA)
   4.850%, 01/01/07                                                           1,875             1,962
St. Paul Sewer,
 Callable 06/01/03 @ 100 (AMBAC)
   5.350%, 12/01/04                                                           1,000             1,007
   5.450%, 12/01/05                                                           5,000             5,036
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/06 @ 102 (AMBAC)
   5.500%, 01/01/11                                                           5,000             5,508
   5.500%, 01/01/13                                                           2,000             2,203
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/11 @ 100 (AMBAC)
   5.500%, 01/01/12                                                           1,360             1,536
                                                                                      ---------------
                                                                                               43,426
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                           144,659
                                                                                      ---------------
GENERAL OBLIGATIONS - 39.7%
Anoka County Capital Improvements, Series B
   4.550%, 01/01/11                                                           1,960             2,108
Anoka-Hennepin Independent School District #11,
 Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/14                                                           2,000             2,168
Anoka-Hennepin Independent School District #11,
 Series A (MSDCEP)
   5.000%, 02/01/09                                                           1,375             1,531
Anoka-Hennepin Independent School District #11,
 Series A, Callable 02/01/10 @ 100 (MSDCEP)
   5.300%, 02/01/12                                                           1,000             1,108
   5.375%, 02/01/13                                                             600               667
Anoka-Hennepin Independent School District #11,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/12                                                           1,000             1,097
Becker Tax Increment, Series D,
 Callable 08/01/04 @ 100 (AMT) (MBIA)
   6.000%, 08/01/07                                                           3,955             4,116
Bloomington Independent School District #271,
 Series B, Callable 02/01/10 @ 100 (MSDCEP)
   5.250%, 02/01/11                                                           1,000             1,111
Burnsville Independent School District #191,
 Series A (MSDCEP)
   5.000%, 02/01/08                                                             300               334
Burnsville Independent School District #191,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/09                                                           1,225             1,342
Centennial Independent School District #12,
 Series A, Callable 02/01/12 @ 100
 (FSA) (MSDCEP)
   5.000%, 02/01/14                                                           1,040             1,137
Chaska Independent School District #112,
 Series A (MSDCEP)
   4.800%, 02/01/10                                                           1,120             1,230
Dakota County Capital Improvements, Series C
   4.850%, 02/01/10                                                           1,000             1,101

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Duluth Independent School District #709,
 Callable 02/01/09 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/16                                                 $           635   $           677
Eden Prairie Water & Sewer, Series A,
 Zero Coupon Bond
   4.459%, 12/01/06 (C)                                                       2,090             1,930
Faribault Independent School District #656,
 Callable 06/01/08 @ 100 (MSDCEP)
   4.750%, 06/01/15                                                           1,100             1,144
Farmington Independent School District #192,
 Series A, Callable 08/01/12 @ 100 (FSA) (MSDCEP)
   4.000%, 02/01/13                                                             480               492
Forest Lake Independent School District #831,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/09                                                           1,115             1,222
Fridley Independent School District #14,
 Callable 02/01/05 @ 100 (FSA) (MSDCEP)
   5.350%, 02/01/26                                                           5,000             5,071
Hastings Independent School District #200,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/11                                                           1,095             1,190
Lakeville Independent School District #194,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.000%, 02/01/16                                                           2,000             2,131
Lakeville Independent School District #194,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.125%, 02/01/22                                                           1,000             1,041
Lakeville Independent School District #194,
 Series A, Callable 02/01/13 @ 100 (FGIC) (MSDCEP)
   5.000%, 02/01/22                                                           2,435             2,535
Minneapolis School District #1 (MSDCEP)
   4.500%, 02/01/08                                                           1,450             1,581
Minneapolis School District #1,
 Callable 02/01/06 @ 100 (MSDCEP)
   5.000%, 02/01/07                                                           1,025             1,105
   5.000%, 02/01/07                                                           1,000             1,078
Minneapolis, Series B, Callable 09/01/05 @ 100
   5.050%, 03/01/06                                                           6,000             6,478
Minnesota State, Callable 08/01/07 @ 100
   4.800%, 08/01/11                                                           2,010             2,175
   4.850%, 08/01/12                                                           4,420             4,760
Moorhead Independent School District #152
 (MSDCEP)
   5.000%, 04/01/12                                                           1,095             1,215
Moorhead Independent School District #152,
 Callable 04/01/12 @ 100 (FGIC) (MSDCEP)
   5.000%, 04/01/15                                                           3,450             3,749
   5.000%, 04/01/16                                                           2,510             2,710
Mounds View Independent School District #621,
 Series A (MSDCEP)
   5.250%, 02/01/10                                                           1,230             1,384
Mounds View Independent School District #621,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.250%, 02/01/12                                                           1,000             1,114
   5.350%, 02/01/16                                                           1,000             1,099
Mounds View Independent School District #621,
 Series A, Callable 02/01/12 @ 100 (MBIA) (MSDCEP)
   5.000%, 02/01/18                                                           2,340             2,487
   5.000%, 02/01/19                                                           2,565             2,709
Northfield Independent School District #659,
 Callable 02/01/11 @ 100 (MSDCEP)
   4.600%, 02/01/13                                                           1,100             1,173
   5.000%, 02/01/15                                                           1,295             1,400
Pequot Lakes Independent School District #186,
 Callable 02/01/12 @ 100 (FGIC) (MSDCEP)
   5.125%, 02/01/18                                                 $           500   $           535
Perham, Callable 05/01/11 @ 100 (AMT)
   5.850%, 05/01/15                                                           1,205             1,274
Pipestone-Jasper Independent
 School District #2689,
 Callable 03/01/09 @ 100 (FGIC) (MSDCEP)
   5.400%, 03/01/13                                                           1,095             1,220
Puerto Rico Commonwealth (MBIA)
   6.000%, 07/01/14                                                           1,605             1,935
Puerto Rico Commonwealth, Series A (XLCA)
   5.500%, 07/01/17                                                           1,000             1,152
Robbinsdale Independent
 School District #281 (MSDCEP)
   5.000%, 02/01/08                                                           1,000             1,112
Robbinsdale Independent School District #281,
 Callable 02/01/09 @ 100 (MBIA) (MSDCEP)
   5.000%, 02/01/16                                                           1,000             1,065
Robbinsdale Independent School District #281,
 Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/19                                                           1,160             1,223
   5.000%, 02/01/20                                                           1,215             1,273
Rochester Independent School District #535,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/15                                                           1,595             1,718
Rosemount Independent School District #196,
 Series A, Crossover Refunded
 06/01/04 @ 100 (MSDCEP)
   5.625%, 06/01/07 (D)                                                       1,400             1,469
Sauk Rapids Independent School District #47,
 Series B, Zero Coupon Bond,
 Callable 02/01/11 @ 89.37 (FSA) (MSDCEP)
   5.700%, 02/01/13 (C)                                                       1,055               678
Sauk Rapids Independent School District #47,
 Series B, Zero Coupon Bond,
 Callable 02/01/11 @ 94.63 (FSA)
   5.753%, 02/01/12 (C)                                                       1,790             1,232
Savage, Series A (FGIC)
   5.200%, 02/01/05                                                           1,000             1,069
Savage, Series A,
 Callable 02/01/06 @ 100 (FGIC)
   5.350%, 02/01/07                                                           1,000             1,087
   5.500%, 02/01/08                                                           1,000             1,098
South Washington County,
 Independent School District #833,
 Series A (MSDCEP)
   5.500%, 02/01/09                                                             500               570
South Washington County,
 Independent School District #833, Series B,
 Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/15                                                           1,030             1,118
St. Louis Park Independent School District #283,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.250%, 02/01/10                                                           1,500             1,663
   5.600%, 02/01/15                                                             725               816
St. Michael Independent School District #885,
 Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/14                                                           1,690             1,847
   5.000%, 02/01/17                                                           1,000             1,071
St. Paul, Series A, Callable 03/01/09 @ 100
   5.000%, 03/01/10                                                           1,180             1,295
Stillwater Independent School District #834,
 Callable 02/01/09 @ 100 (MSDCEP)
   4.750%, 02/01/11                                                           2,140             2,289

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                        PAR (000)/SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
Washington County, Raymie Johnson Apartments,
 Series C, Callable 01/01/04 @ 100 (FGIC)
   6.000%, 01/01/10                                                 $         1,340   $         1,388
West St. Paul Independent School District #197,
 Zero Coupon Bond (MBIA) (MSDCEP)
   5.896%, 02/01/05 (C)                                                       2,000             1,943
Willmar Independent School District #347,
 Series A, Callable 02/01/06 @ 100 (MSDCEP)
   5.150%, 02/01/09                                                           1,160             1,261
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                     107,101
                                                                                      ---------------
CERTIFICATES OF PARTICIPATION - 3.4%
Eden Prairie Housing & Redevelopment Authority,
 Series A, Callable 12/01/10 @ 100 (MLO)
   5.000%, 12/01/11                                                             255               281
Hennepin County (MLO)
   4.650%, 11/15/08                                                           1,000             1,106
Hennepin County, Callable 11/15/08 @ 100 (MLO)
   5.375%, 11/15/09                                                           2,280             2,563
Minneapolis Special School District #1, Series A,
 Pre-refunded 02/01/06 @ 100 (MBIA) (MLO)
   5.900%, 02/01/11 (A)                                                       2,150             2,401
St. Paul Independent School District #625,
 Series C, Pre-refunded 02/01/04 @ 100
   5.850%, 02/01/07 (A)                                                       1,000             1,040
Stearns County Housing & Redevelopment
 Authority, Series A,
 Callable 02/01/08 @ 100 (FSA) (MLO)
   4.950%, 02/01/09                                                           1,540             1,677
                                                                                      ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                             9,068
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $243,690)                                                                            260,828
                                                                                      ---------------
MONEY MARKET FUND - 2.4%
Federated Minnesota Municipal Cash Trust                                  6,580,732             6,581
                                                                                      ---------------
TOTAL MONEY MARKET FUND
   (Cost $6,581)                                                                                6,581
                                                                                      ---------------
TOTAL INVESTMENTS - 99.0%
   (Cost $250,271)                                                                            267,409
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.0%                                                        2,741
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $       270,150
                                                                                      ---------------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(B) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(C) The rate shown is the effective yield at the time of purchase.

(D) Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $20,681,127, which represents 7.7% of net assets.

CGIC - Capital Guaranty Insurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MSDCEP - Minnesota School District Credit Enhancement Program

VA - Veterans Administration

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2003. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

XLCA - XL Capital Assurance Inc.

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

MINNESOTA TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.3%
REVENUE BONDS - 74.3%
ECONOMIC DEVELOPMENT - 1.8%
Minnesota Agricultural & Economic Development
 Board, Small Business Development,
 Series B, Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                                 $         1,000   $         1,059
Minnesota Agricultural & Economic Development
 Board, Small Business Development,
 Series C, Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                                           1,385             1,377
Minnesota Agricultural & Economic Development
 Board, Small Business Development,
 Series D, Callable 08/01/08 @ 102 (AMT)
   7.250%, 08/01/20                                                           1,120             1,154
                                                                                      ---------------
                                                                                                3,590
                                                                                      ---------------
EDUCATION - 8.7%
Golden Valley, The Breck School,
 Callable 10/01/09 @ 100
   5.750%, 10/01/14                                                           1,000             1,097
Mankato, Bethany Lutheran College,
 Series A (VRDO)
   1.100%, 11/01/15                                                             500               500
Maplewood Education Facilities,
 Mounds Park Academy Project,
 Callable 09/01/03 @ 102
   7.000%, 09/01/23                                                           1,200             1,229
Minneapolis Gateway Project, Series A,
 Callable 12/01/07 @ 100
   5.250%, 12/01/17                                                           1,000             1,088
Minneapolis, The Blake School Project,
 Callable 09/01//11 @ 100
   5.450%, 09/01/21                                                           2,000             2,104
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4-F1,
 Callable 05/01/06 @ 102
   6.250%, 05/01/23                                                           1,500             1,577
Minnesota State Higher Education Facilities
 Authority, Carleton College,
 Callable 11/01/07 @ 100
   5.400%, 11/01/15                                                           1,500             1,664
Minnesota State Higher Education Facilities
 Authority, Carleton College, Series 3-L1,
 Callable 05/01/06 @ 100
   5.750%, 11/01/12                                                           1,050             1,154
Minnesota State Higher Education Facilities
 Authority, College of Art & Design, Series 5-D,
 Callable 05/01/10 @ 100
   6.625%, 05/01/20                                                           1,000             1,085
Minnesota State Higher Education Facilites
 Authority, College of St. Benedict, Series 3-W,
 Callable 03/01/04 @ 100
   6.200%, 03/01/14                                                             460               467
   6.375%, 03/01/20                                                             140               142
Minnesota State Higher Education Facilities
 Authority, College of St. Benedict, Series 3-W,
 Pre-refunded 03/01/04 @ 100
   6.200%, 03/01/14 (A)                                                         655               685
Minnesota State Higher Education Facilites
 Authority, St. Catherine College, Series 5-N1,
 Callable 10/01/12 @ 100
   5.375%, 10/01/32                                                           3,000             3,034
Minnesota State Higher Education Facilities
 Authority, University of St. Thomas, Series 4-A1,
 Callable 10/01/06 @ 100
   5.625%, 10/01/21                                                 $           500   $           517
Minnesota State Higher Education Facilities
 Authority, Vermilion Community College,
 Callable 07/01/03 @ 100
   5.750%, 01/01/13                                                             625               644
                                                                                      ---------------
                                                                                               16,987
                                                                                      ---------------
HEALTHCARE - 20.7%
Bemidji Hospital Facilities,
 North Country Health Services,
 Callable 09/01/12 @ 100 (RAAI)
   5.000%, 09/01/24                                                           1,000             1,008
Bemidji Hospital Facilities,
 North Country Health Services,
 Callable 09/01/06 @ 102
   5.625%, 09/01/15                                                           1,600             1,657
Chisago Health Facilities Authority,
 Callable 07/01/05 @ 102
   7.300%, 07/01/25                                                             400               406
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102
   6.000%, 06/01/29                                                           3,000             2,882
Fairmont Senior Housing Mortgage,
 Callable 04/01/03 @ 101 (GNMA)
   8.500%, 07/01/15                                                             900               910
Fergus Falls Health Care Facilties Authority,
 Lake Region Hospital,
 Long Term Care Facilities Project,
 Callable 12/01/05 @ 102
   6.500%, 12/01/25                                                           1,000             1,020
Fergus Falls Health Care Facilties Authority,
 Series A, Callable 11/01/04 @ 102
   7.000%, 11/01/19                                                           1,000               993
Glencoe Health Care Services Facilities Project,
 Callable 04/01/11 @ 101
   7.500%, 04/01/31                                                           1,000             1,031
Glencoe Hospital Board,
 Pre-refunded 08/01/04 @ 102
   6.750%, 04/01/16 (A)                                                       1,100             1,199
Golden Valley, Covenant Retirement Communities,
 Series A, Callable 12/01/09 @ 101
   5.500%, 12/01/29                                                           1,750             1,656
Minneapolis & St. Paul Housing &
 Redevelopment Authority,
 Group Health Care Plan Project,
 Callable 04/01/03 @ 102
   6.900%, 10/15/22                                                           4,000             4,054
Minneapolis & St. Paul Housing & Redevelopment
 Authority, Series A, Callable 08/15/05 @ 102 (FSA)
   5.600%, 08/15/12                                                             250               264
Minneapolis Healthcare System,
 Allina Health System, Series A,
 Callable 11/15/12 @ 100
   6.000%, 11/15/23                                                           1,500             1,583
   5.750%, 11/15/32                                                           2,400             2,466
 Minneapolis Healthcare System,
 Fairview Health Services, Series A,
 Callable 05/15/12 @ 101
   5.625%, 05/15/32                                                           2,000             2,046

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Minnesota Agricultural & Economic Development
 Board, Benedictine Health, Series A,
 Callable 02/15/10 @ 101 (MBIA)
   5.250%, 02/15/15                                                 $         2,000   $         2,150
Minnesota Agricultural & Economic Development
 Board, Fairview Hospital Project, Series A,
 Callable 11/15/07 @ 102 (MBIA)
   5.500%, 11/15/11                                                             500               547
   5.500%, 11/15/17                                                           1,000             1,096
Minnesota Agriculture & Economic Development
 Board, Health Care System, Series A,
 Callable 11/15/10 @ 101
   6.375%, 11/15/29                                                           5,000             5,332
Monticello, Big Lake Community Hospital, Series A
   4.700%, 12/01/03                                                             125               127
Monticello, Big Lake Community Hospital, Series A,
 Callable 12/01/09 @ 100
   5.750%, 12/01/19                                                           1,000               979
Monticello, Big Lake Community Hospital, Series C,
 Callable 12/01/12 @ 100
   6.200%, 12/01/22                                                           1,000             1,012
Moorhead Economic Development Authority,
 Series B, Callable 06/01/04 @ 102
   6.000%, 06/01/29                                                           1,900             1,878
Olmstead County, Hiawatha Homes Project,
 Callable 07/01/03 @ 102
   6.500%, 07/01/16                                                             225               216
Rochester Health Care Facilities, Mayo Foundation,
 Series A, Callable 05/15/08 @ 101
   5.500%, 11/15/27                                                             500               526
St. Cloud Health Care, St. Cloud Hospital
 Obligation Group, Series A,
 Callable 05/01/10 @ 101 (FSA)
   5.750%, 05/01/26                                                           2,500             2,687
St. Paul Housing & Redevelopment Authority,
 Callable 05/15/09 @ 100
   5.250%, 05/15/18                                                             500               487
                                                                                      ---------------
                                                                                               40,212
                                                                                      ---------------
HOUSING - 19.3%
Austin Housing & Redevelopment Authority,
 Series A, Callable 01/01/06 @ 102
   7.250%, 01/01/26                                                             500               507
Brooklyn Center Multifamily Housing,
 Callable 11/20/12 @ 100 (AMT) (GNMA)
   5.400%, 05/20/43                                                           1,000             1,021
Coon Rapids Multifamily Housing,
 Callable 04/01/03 @ 101 (AMT) (FHA)
   6.750%, 08/01/23                                                           1,980             2,004
Coon Rapids Multifamily Housing,
 Margaret Place, Callable 11/01/07 @ 102
   6.250%, 05/01/18                                                             500               475
Coon Rapids Multifamily Housing,
 Woodland North Apartments,
 Callable 12/01/03 @ 100 (FHA)
   5.625%, 12/01/09                                                           2,785             2,798
Dakota County Community Development Agency,
 Multifamily Housing,
 Callable 01/20/11 @ 102 (FHA) (GNMA)
   5.500%, 07/20/43                                                           3,680             3,834
Dakota County Community Development Agency,
 Multifamily Housing, Ebenezer Ridges Project,
 Callable 04/20/11 @ 102 (GNMA)
   5.900%, 04/20/42                                                           2,000             2,131
Dakota County Housing & Redevelopment Authority,
 Series A, Callable 04/01/03 @ 100 (GNMA)
   8.100%, 09/01/12                                                 $            30   $            30
Eden Prairie Multifamily Housing, Lincoln Park Project,
 Series A-1, Callable 12/20/10 @ 103.50 (GNMA)
   6.400%, 12/20/20                                                           1,000             1,112
Eden Prairie Multifamily Housing,
 Parkway Apartments Project, Series A,
 Callable 02/20/07 @ 104
   5.700%, 08/20/22                                                           1,000             1,053
Hopkins Elderly Housing, Series A,
 Callable 11/20/07 @ 102 (GNMA)
   5.600%, 11/20/17                                                             500               525
Hopkins Multifamily Housing,
 Renaissance Project, Callable 04/01/07 @ 102
   6.250%, 04/01/15                                                             500               532
Maple Grove Multifamily Housing, Series A (VRDO)
   1.100%, 11/01/31                                                             975               975
Minneapolis Housing,
 One Ten Grant Project (FNMA) (VRDO)
   1.000%, 09/01/08                                                           1,050             1,050
Minneapolis Multifamily Housing,
 Seward Towers Project,
 Callable 04/01/03 @ 100 (GNMA)
   7.375%, 12/20/30                                                           1,370             1,376
Minnesota State Housing Finance Agency,
 Residential Housing, Series B,
 Callable 07/01/11 @ 100 (AMT)
   5.650%, 07/01/33                                                           2,890             3,012
Minnesota State Housing Finance Agency,
 Residential Housing, Series B-1,
 Callable 07/01/11 @ 100 (AMT)
   5.350%, 01/01/33                                                           1,000             1,011
Minnesota State Housing Finance Agency,
 Residential Housing, Series F,
 Callable 07/01/11 @ 100 (AMT)
   5.400%, 07/01/30                                                           3,210             3,295
Minnesota State Housing Finance Agency,
 Series A, Callable 08/01/11 @ 100
   3.850%, 02/01/13                                                           1,455             1,448
Minnesota State Housing Finance Agency,
 Single Family Mortgage, Series C,
 Callable 07/01/09 @ 100 (AMT)
   6.100%, 07/01/30                                                             895               936
Otter Tail County Housing & Redevelopment
 Authority, Callable 02/01/13 @ 100
   5.000%, 02/01/19                                                           1,000             1,018
Roseville Housing Facilities Authority,
 Pre-refunded 10/01/03 @ 102
   7.125%, 10/01/13 (A)                                                       2,000             2,099
St. Anthony Housing & Redevelopment Authority,
 Callable 05/20/06 @ 102 (FHA) (GNMA)
   6.250%, 11/20/25                                                           1,500             1,686
St. Louis Park, Multifamily Housing,
 Callable 11/01/08 @ 102 (FHA) (GNMA)
   5.250%, 11/01/20                                                             500               516
St. Louis Park, Multifamily Housing,
 Callable 12/01/05 @ 102 (FHA)
   6.250%, 12/01/28                                                             500               521
St. Paul Housing & Redevelopment Authority,
 Como Lake Project, Series B,
 Callable 04/01/03 @ 100 (FHA)
   7.500%, 03/01/26                                                           1,500             1,402

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
White Bear Lake, Lake Square Housing,
 Series A, Callable 02/01/07 @ 102 (FHA)
   6.000%, 08/01/20                                                 $         1,020   $         1,073
                                                                                      ---------------
                                                                                               37,440
                                                                                      ---------------
IMPROVEMENTS - 4.1%
Minnesota State Retirement Systems Building,
 Callable 06/01/10 @ 100
   5.875%, 06/01/27                                                           7,000             7,906
                                                                                      ---------------
INDUSTRIAL DEVELOPMENT - 0.7%
Little Canada Commercial Development,
 Callable 04/01/03 @ 102 (MLO)
   7.100%, 04/01/13                                                           1,425             1,432
                                                                                      ---------------
LEASE REVENUE - 2.0%
Edina Housing & Redevelopment Authority,
 Callable 02/01/12 @ 100
   5.250%, 02/01/21                                                           1,010             1,051
New Brighton Economic Development Authority,
 Public Safety Facility, Leasing Project, Series A,
 Callable 02/01/10 @ 100
   4.900%, 02/01/15                                                             850               883
   5.000%, 02/01/16                                                             895               930
   5.100%, 02/01/17                                                             900               935
                                                                                      ---------------
                                                                                                3,799
                                                                                      ---------------
RECREATIONAL FACILITY AUTHORITY - 1.1%
St. Paul Port Authority, Radisson Kellogg Project,
 Series 2, Callable 08/01/08 @ 103
   7.375%, 08/01/29                                                           2,000             2,046
                                                                                      ---------------
TAX REVENUE - 2.1%
Duluth Economic Development Authority
   8.000%, 08/01/08                                                             255               277
Minneapolis Community Development, Series A,
 Zero Coupon Bond (MBIA)
   7.125%, 09/01/04 (B)                                                         500               491
Minneapolis Community Development,
 Series G-3, Callable 12/01/11 @ 100
   5.450%, 12/01/31                                                           3,250             3,359
                                                                                      ---------------
                                                                                                4,127
                                                                                      ---------------
TRANSPORTATION - 2.7%
Minneapolis & St. Paul Metropolitan
 Airports Commission,
 Callable 01/01/11 @ 100 (AMT) (FGIC)
   5.250%, 01/01/21                                                           2,000             2,046
Minneapolis & St. Paul Metropolitan
 Airports Commission, Series A,
 Callable 01/01/10 @ 101 (FGIC)
   5.750%, 01/01/32                                                           3,000             3,258
                                                                                      ---------------
                                                                                                5,304
                                                                                      ---------------
UTILITIES - 11.1%
Chaska Electric, Series A, Callable 10/01/10 @ 100
   6.100%, 10/01/30                                                           5,000             5,296
Southern Minnesota Municipal Power Agency,
 Power Supply Systems, Series A (AMBAC)
   5.250%, 01/01/16                                                           4,360             4,914
Southern Minnesota Municipal Power Agency,
 Series A, Zero Coupon Bond (MBIA)
   6.650%, 01/01/19 (B)                                                       4,000             1,954
   6.700%, 01/01/24 (B)                                                       5,000             1,798
   5.800%, 01/01/25 (B)                                                       3,500             1,188
   5.600%, 01/01/26 (B)                                                       8,000             2,572
   5.151%, 01/01/27 (B)                                                       3,000               918
Western Minnesota Municipal Power Agency,
 Callable 01/01/11 @ 100 (AMBAC)
   5.500%, 01/01/14                                                 $         1,545   $         1,732
   5.500%, 01/01/15                                                             550               613
Western Minnesota Municipal Power Agency,
 Escrowed to Maturity (MBIA)
   9.750%, 01/01/16 (C)                                                         410               642
                                                                                      ---------------
                                                                                               21,627
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                           144,470
                                                                                      ---------------
GENERAL OBLIGATIONS - 19.7%
Anoka-Hennepin Independent School District #11,
 Series A, Callable 02/01/10 @ 100 (MSDCEP)
   5.750%, 02/01/17                                                           1,000             1,139
Becker Independent School District #726, Series A,
 Callable 02/01/10 @ 100 (FSA) (MSDCEP)
   6.000%, 02/01/21                                                           1,000             1,144
Bloomington Independent School District #271,
 Series B, Callable 02/01/10 @ 100 (MSDCEP)
   5.000%, 02/01/20                                                           1,000             1,040
Burnsville Independent School District #191,
 Series A, Callable 02/01/06 @ 100 (MSDCEP)
   4.875%, 02/01/13                                                           1,450             1,548
Chaska Independent School District #112, Series A,
 Callable 02/01/09 @ 100 (FSA) (MSDCEP)
   5.700%, 02/01/18                                                           1,000             1,127
Chaska Independent School District #112, Series B,
 Crossover Refunded 02/01/06 @ 100 (MSDCEP)
   5.875%, 02/01/11 (D)                                                       1,000             1,111
   6.000%, 02/01/15 (D)                                                         525               585
   6.000%, 02/01/16 (D)                                                       5,525             6,160
Columbia Heights Independent School District #13,
 Crossover Refunded 02/01/07 @ 100 (MSDCEP)
   5.250%, 02/01/15 (D)                                                       1,000             1,092
Delano Independent School District #879, Series A,
 Callable 02/01/11 @ 100 (FSA) (MSDCEP)
   5.875%, 02/01/25                                                           1,000             1,101
Hennepin County, Series A,
 Callable 12/01/10 @ 100
   4.250%, 12/01/12                                                           1,000             1,047
Hennepin County, Series B (VRDO)
   1.000%, 12/01/20                                                           1,200             1,200
Hennepin County, Series C (VRDO)
   1.000%, 12/01/10                                                             405               405
Hopkins Independent School District #270,
 Series B, Callable 02/01/11 @ 100 (MSDCEP)
   4.125%, 02/01/12                                                           2,200             2,284
Lakeville Independent School District #194,
 Series B, Zero Coupon Bond,
 Callable 02/01/13 @ 68.773 (FGIC) (MSDCEP)
   5.420%, 02/01/20 (B)                                                       5,530             2,381
Minneapolis Sports Arena,
 Callable 04/01/08 @ 100
   5.100%, 04/01/13                                                             500               547
   5.100%, 10/01/13                                                             250               274
Minneapolis Sports Arena, Series B,
 Callable 09/01/05 @ 100
   5.200%, 03/01/13                                                             400               431
North St. Paul Independent School District #622,
 Series B, Callable 05/01/06 @ 100 (MSDCEP)
   5.850%, 05/01/17                                                             500               551
Northfield Independent School District #659,
 Callable 02/01/11 @ 100
   5.000%, 02/01/16                                                           1,015             1,091

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Osseo Independent School District #279,
 Series A, Callable 02/01/10 @ 100
   5.250%, 02/01/21                                                 $         3,000   $         3,170
Perham, Disposal System,
 Callable 05/01/11 @ 100 (AMT)
   6.000%, 05/01/22                                                           1,500             1,550
Sauk Rapids Independent School District #47,
 Series A, Callable 02/01/11 @ 100 (MBIA)
   5.750%, 02/01/23                                                           2,000             2,197
South Washington County
 Independent School District #833,
 Callable 06/01/05 @ 100 (MLO)
   5.850%, 06/01/15                                                             500               543
St. Louis Park Independent School District #283,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.700%, 02/01/17                                                           2,000             2,263
Wayzata Independent School District #284,
 Series A, Callable 02/01/07 @ 100
   5.500%, 02/01/17                                                           2,000             2,202
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                      38,183
                                                                                      ---------------
CERTIFICATES OF PARTICIPATION - 0.3%
South Washington County
 Independent School District #833, Series A,
 Callable 12/01/06 @ 100 (MLO)
   5.250%, 12/01/14                                                             500               522
                                                                                      ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                               522
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $172,088)                                                                            183,175
                                                                                      ---------------

DESCRIPTION                                                                  SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
MONEY MARKET FUND - 4.3%
Federated Minnesota Municipal Cash Trust                                  8,478,724   $         8,479
                                                                                      ---------------
TOTAL MONEY MARKET FUND
   (Cost $8,479)                                                                                8,479
                                                                                      ---------------
TOTAL INVESTMENTS - 98.6%
   (Cost $180,567)                                                                            191,654
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.4%                                                        2,637
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $       194,291
                                                                                      ---------------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(B) The rate shown is the effective yield at the time of purchase.

(C) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(D) Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $18,466,051, which represents 9.5% of net assets.

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MSDCEP - Minnesota School District Credit Enhancement Program

RAAI - Radian Asset Assurance Inc.

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2003. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

SCHEUDLE OF INVESTMENTS March 31, 2003 (unaudited)

MISSOURI TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.0%
REVENUE BONDS - 76.9%
AUTHORITY - 1.6%
Puerto Rico Public Buildings Authority, Public
 Education and Health Facilities, Series B,
 Callable 07/01/07 @ 101.50
   5.000%, 07/01/27                                                 $         1,000   $         1,021
Puerto Rico Public Buildings Authority, Public
 Education and Health Facilities, Series M,
 Callable 07/01/03 @ 101.50 (COMGTY)
   5.500%, 07/01/21                                                             940               963
Puerto Rico Public Buildings Authority, Public
 Education and Health Facilities, Series M,
 Pre-refunded 07/01/03 @ 101.50 and
 07/01/05 @ 100 (COMGTY)
   5.500%, 07/01/21 (A)                                                       1,060             1,117
                                                                                      ---------------
                                                                                                3,101
                                                                                      ---------------
BUILDING - 8.6%
Clay County, Public Building Authority,
 Callable 05/15/08 @ 100
   5.125%, 05/15/14                                                           3,280             3,565
Missouri State Board of Public Buildings,
 State Office Building Special Obligation,
 Series A, Callable 05/01/11 @ 100
   5.000%, 05/01/17                                                           1,000             1,063
Missouri State Board of Public Buildings,
 State Office Building Special Obligation,
 Series A, Callable 05/01/11 @ 100 (MBIA)
   5.000%, 05/01/23                                                           2,000             2,048
   5.000%, 05/01/24                                                           5,130             5,232
   5.125%, 05/01/26                                                           5,000             5,145
                                                                                      ---------------
                                                                                               17,053
                                                                                      ---------------
EDUCATION - 9.8%
Kansas City School District Building,
 Capital Improvement Project,
 Callable 02/01/04 @ 102 (FGIC)
   5.000%, 02/01/14                                                           2,230             2,331
Kansas City School District Building,
 Elementary Improvement Project, Series D,
 Callable 02/01/04 @ 102 (FGIC)
   5.000%, 02/01/14                                                           1,000             1,045
Missouri State Health & Educational Facilities
 Authority, University of Missouri-Columbia
 Arena Project, Callable 11/01/11 @ 100
   5.000%, 11/01/19                                                           2,540             2,670
Missouri State Health & Educational Facilities
 Authority, Washington University, Series A,
 Callable 02/15/13 @ 100
   5.000%, 02/15/33                                                           1,000             1,018
Missouri Western State College,
 Callable 10/01/03 @ 102 (MBIA)
   5.400%, 10/01/16                                                           1,000             1,038
St. Louis Educational Facilities Authority,
 St. Louis College Pharmacy Project,
 Escrowed to Maturity
   5.600%, 05/15/03 (B)                                                         100               100
University of Missouri, Callable 11/01/03 @ 101
   5.500%, 11/01/23                                                           2,000             2,032
University of Missouri,
 Pre-refunded 11/01/07 @ 101
   5.500%, 11/01/21 (A)                                                       3,000             3,454
   5.800%, 11/01/27 (A)                                                       5,000             5,822
                                                                                      ---------------
                                                                                               19,510
                                                                                      ---------------
HEALTHCARE - 17.9%
Cape Girardeau County Authority, Southeast
 Missouri Hospital Association,
 Callable 06/01/12 @ 100
   5.625%, 06/01/22                                                 $         1,500   $         1,527
Missouri State Health & Educational Facilities
 Authority, Barnes-Jewish Inc., Series A
   4.600%, 05/15/03                                                             100               100
   4.750%, 05/15/05                                                             100               106
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems,
 Callable 05/15/08 @ 101
   5.000%, 05/15/28                                                           3,105             3,077
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems, Series A,
 Callable 05/15/04 @ 102, Escrowed to Maturity
   6.200%, 05/15/07 (B)                                                         235               252
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems, Series A,
 Escrowed to Maturity
   6.750%, 05/15/12 (B)                                                       3,310             4,097
Missouri State Health & Educational Facilities
 Authority, Freeman Hospital Project, Series A,
 Callable 02/15/04 @ 102 (FSA)
   5.375%, 02/15/14                                                           1,000             1,030
Missouri State Health & Educational Facilities
 Authority, Health Midwest, Series A,
 Callable 04/01/03 @ 101 (MBIA)
   5.950%, 02/15/04                                                             250               253
Missouri State Health & Educational Facilities
 Authority, Health Midwest, Series B,
 Callable 04/01/03 @ 101 (MBIA)
   5.850%, 02/15/04                                                             100               101
Missouri State Health & Educational Facilities
 Authority, SSM Health Care System,
 Series A (MBIA)
   5.500%, 06/01/06                                                           1,000             1,112
Missouri State Health & Educational Facilities
 Authority, SSM Health Care System, Series A,
 Callable 06/01/08 @ 101 (MBIA)
   5.000%, 06/01/09                                                           1,000             1,094
   5.000%, 06/01/12                                                           2,000             2,125
   5.000%, 06/01/18                                                           3,895             4,018
Missouri State Health & Educational Facilities
 Authority, St. Louis Childrens Hospital,
 Pre-refunded 05/15/03 @ 101 (MBIA)
   6.250%, 05/15/12 (A)                                                         170               173
Missouri State Heath & Educational Facilities
 Authority, St. Louis Childrens Hospital,
 Pre-refunded 05/15/04 @ 100 (MBIA)
   6.250%, 05/15/12 (A)                                                         330               349
Missouri State Health & Educational Facilities
 Authority, St. Luke's Health System,
 Callable 11/15/03 @ 102 (MBIA)
   5.100%, 11/15/13                                                           2,000             2,052
North Kansas City Hospital,
 Callable 11/15/08 @ 101 (AMBAC)
   5.000%, 11/15/13                                                             700               741
   5.000%, 11/15/28                                                           3,000             3,017
Phelps County Hospital, Phelps County
 Regional Medical Center (CLE)
   5.300%, 05/15/03                                                             100               100
University Health Facilities, University of Missouri
 Health System, Series A,
 Callable 11/01/06 @ 102 (AMBAC)
   5.600%, 11/01/26                                                           5,000             5,270

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
University Health Facilities, University of Missouri
 Health System, Series A,
 Callable 11/01/08 @ 100 (AMBAC)
   5.000%, 11/01/09                                                 $         1,000   $         1,090
University of Missouri Health Systems,
 Series A, Callable 11/01/08 @ 100 (AMBAC)
   5.125%, 11/01/28                                                           4,000             4,042
                                                                                      ---------------
                                                                                               35,726
                                                                                      ---------------
HOUSING - 0.9%
Missouri State Community Development Agency,
 Callable 04/01/03 @ 100 (FHA)
   6.100%, 01/01/04                                                             115               115
   6.100%, 07/01/04                                                             115               115
   6.200%, 01/01/05                                                              60                60
University City Industrial Development
 Authority, Multifamily Housing, Series A,
 Callable 12/20/05 @ 102
   5.950%, 12/20/25                                                           1,400             1,452
                                                                                      ---------------
                                                                                                1,742
                                                                                      ---------------
INDUSTRIAL DEVELOPMENT - 0.1%
Missouri State Economic Development Export and
 Infrastructure Board, Ralston Purina Project,
 Callable 04/01/03 @ 100
   6.250%, 06/01/03                                                             300               301
                                                                                      ---------------
LEASE REVENUE - 1.9%
Boone County, Callable 08/01/12 @ 100
   5.050%, 08/01/20                                                           1,200             1,204
Lafayette County Public Facilities,
 Justice Center Project (FGIC)
   3.800%, 12/01/13                                                             525               526
Missouri State Financial Board Infrastructure
 Facilities, Series A, Callable 12/01/12 @ 100
   5.000%, 12/01/17                                                           1,000             1,021
   5.375%, 12/01/22                                                             750               763
St. Louis School District Building, Series A,
 Callable 04/01/03 @ 101 (FGIC)
   6.125%, 04/01/05                                                             300               304
                                                                                      ---------------
                                                                                                3,818
                                                                                      ---------------
POLLUTION CONTROL - 18.2%
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Associated Electric CoOp, Thomas Hill
   5.500%, 12/01/06                                                           1,000             1,128
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Associated Electric CoOp, Thomas Hill,
 Callable 12/01/06 @ 101
   5.250%, 12/01/09                                                           1,000             1,123
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Drinking Water, Callable 01/01/07 @ 101
   5.000%, 01/01/08                                                             500               548
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series A, Drinking Water,
 Callable 07/01/08 @ 101
   5.000%, 01/01/19                                                           2,200             2,293
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series B, Drinking Water,
 Callable 01/01/09 @ 101
   5.250%, 01/01/15                                                           2,180             2,378
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series B, Drinking Water,
 Callable 01/01/13 @ 100
   5.500%, 07/01/14                                                 $         2,000   $         2,296
   5.500%, 07/01/18                                                           1,400             1,567
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series D, Drinking Water,
 Pre-refunded 01/01/06 @ 101
   5.875%, 01/01/15 (A)                                                         725               813
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series E, Drinking Water,
 Pre-refunded 07/01/06 @ 101
   5.625%, 07/01/16 (A)                                                         915             1,036
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series A, State Revolving Fund Program,
 Callable 07/01/10 @ 100
   5.500%, 07/01/16                                                           2,495             2,779
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series C, State Revolving Fund Program
   5.250%, 07/01/10                                                           4,405             4,976
   5.375%, 07/01/13                                                           1,570             1,785
   5.375%, 07/01/14                                                           2,400             2,734
   5.375%, 07/01/15                                                           1,500             1,711
   5.375%, 07/01/16                                                           2,000             2,285
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series C, State Revolving Fund Program,
 Callable 07/01/11 @ 100
   5.000%, 07/01/23                                                           6,655             6,854
                                                                                      ---------------
                                                                                               36,306
                                                                                      ---------------
RECREATIONAL FACILITY AUTHORITY - 0.6%
Missouri Financial Board Cultural Facilities,
 Nelson Gallery Foundation, Series A,
 Callable 12/01/11 @ 100
   5.250%, 12/01/14                                                           1,000             1,108
                                                                                      ---------------
TRANSPORTATION - 10.9%
Missouri State Highways & Transportation Road,
 Series A
   5.000%, 02/01/11                                                           6,000             6,641
   4.100%, 02/01/12                                                             600               624
Missouri State Highways & Transportation Road,
 Series A, Callable 02/01/11 @ 100
   5.000%, 02/01/17                                                             550               584
   5.250%, 02/01/20                                                           5,000             5,313
Missouri State Highways & Transportation Road,
 Series A, Callable 02/01/12 @ 100
   5.125%, 02/01/17                                                           1,000             1,078
   5.000%, 02/01/22                                                           3,725             3,854
St. Louis Airport, Capital Improvement Program,
 Series A, Callable 07/01/12 @ 100 (MBIA)
   5.375%, 07/01/21                                                           1,000             1,072
St. Louis Airport, Series A (FSA)
   4.000%, 07/01/13                                                           2,500             2,547
                                                                                      ---------------
                                                                                               21,713
                                                                                      ---------------
UTILITIES - 6.4%
Kansas City Water, Series A,
 Callable 12/01/08 @ 101
   5.000%, 12/01/11                                                           4,390             4,760

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Kansas City Water, Series B,
 Callable 12/01/06 @ 101
   5.000%, 12/01/07                                                 $           500   $           552
   5.000%, 12/01/16                                                           2,200             2,344
Kansas City Water, Series D,
 Pre-refunded 12/01/04 @ 100
   6.150%, 12/01/07 (A)                                                         500               540
   6.300%, 12/01/08 (A)                                                         500               542
New Madrid Power (AMBAC)
   5.650%, 06/01/03                                                             250               252
Sikeston Electric,
 Callable 06/01/06 @ 101 (MBIA)
   5.000%, 06/01/22                                                           1,000             1,016
Springfield Water Works, Series A,
 Callable 05/01/03 @ 102
   5.500%, 05/01/12                                                             250               256
Springfield Water Works, Series A,
 Pre-refunded 05/01/05 @ 102
   5.600%, 05/01/23 (A)                                                       2,000             2,174
St. Louis Water,
 Pre-refunded 07/01/04 @ 102 (FGIC)
 6.000%, 07/01/07 (A)                                                           300               324
                                                                                      ---------------
                                                                                               12,760
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                           153,138
                                                                                      ---------------
GENERAL OBLIGATIONS - 21.1%
Clayton School District (STAID)
   4.250%, 02/01/08                                                              50                54
Clayton School District,
 Callable 03/01/07 @ 101
   5.000%, 03/01/17                                                           3,325             3,495
Columbia School District,
 Callable 03/01/07 @ 100
   6.300%, 03/01/11                                                             365               414
Columbia School District, Missouri Direct Deposit
 Program, Callable 03/01/08 @ 100 (STAID)
   4.850%, 03/01/14                                                           1,000             1,063
Fort Zumwalt School District
   6.400%, 02/01/04                                                             200               209
Fort Zumwalt School District,
 Callable 03/01/09 @ 100 (STAID)
   4.200%, 03/01/11                                                             275               287
Jackson County School District,
 Callable 03/01/08 @ 100
   4.850%, 03/01/13                                                           2,000             2,103
Jackson County School District #4,
 Missouri Direct Deposit Program (STAID)
   5.250%, 03/01/11                                                           1,000             1,125
Jefferson City School District, Series A
   6.700%, 03/01/11                                                           1,000             1,196
Jefferson County School District #R-3,
 Callable 03/01/08 @ 100 (STAID)
   4.600%, 03/01/12                                                             600               626
Kansas City, Series A,
 Callable 03/01/08 @ 101
   5.250%, 09/01/09                                                             300               334
   5.250%, 09/01/12                                                           3,980             4,407
Kansas City, Series A, Streetlight Project,
 Callable 02/01/10 @ 101
   5.750%, 02/01/12                                                           1,000             1,137
Missouri State, Fourth State Building,
 Series A, Pre-refunded 08/01/06 @ 100
   5.400%, 08/01/09 (A)                                                       2,000             2,235

DESCRIPTION                                                        PAR (000)/SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
Missouri State Water Pollution Control,
 Series A, Pre-refunded 08/01/06 @ 100
   5.750%, 08/01/18 (A)                                             $         2,085   $         2,354
North Kansas City School District,
 Callable 03/01/11 @ 100
   5.000%, 03/01/16                                                           1,265             1,349
Puerto Rico Municipal Finance Agency,
 Callable 08/01/09 @ 101
   5.500%, 08/01/23                                                           3,000             3,258
St. Charles County, Francis Howell
 School District, Series A (STAID)
   4.000%, 03/01/11                                                           1,000             1,046
St. Charles School District, Missouri Direct
 Deposit Program, Callable 03/01/06 @ 101
   5.000%, 03/01/12                                                             750               812
St. Louis County
   5.000%, 02/01/12                                                           3,250             3,617
St. Louis County Public Safety,
 Callable 08/15/09 @ 100 (FGIC)
   5.125%, 02/15/17                                                           4,185             4,470
St. Louis County Rockwood School District #R-6,
 Callable 02/01/11 @ 100
   5.000%, 02/01/13                                                           3,000             3,264
Wentzville School District #R-4,
 Callable 03/01/08 @ 100 (FSA)
   5.100%, 03/01/18                                                           3,000             3,174
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                      42,029
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $183,698)                                                                            195,167
                                                                                      ---------------
RELATED PARTY MONEY MARKET FUND - 0.9%
First American Tax Free
 Obligations Fund, Class Y (C)                                            1,777,985             1,778
                                                                                      ---------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $1,778)                                                                                1,778
                                                                                      ---------------
TOTAL INVESTMENTS - 98.9%
   (Cost $185,476)                                                                            196,945
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.1%                                                        2,338
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $       199,283
                                                                                      ---------------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(B) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in the Notes to Financial Statements.

AMBAC - American Municipal Bond Assurance Corporation

CLE - Connie Lee

COMGTY - Commonwealth Guaranty

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

STAID - State Aid Withholding

The accompanying notes are an integral part of the financial statements.

NEBRASKA TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.3%
REVENUE BONDS - 76.0%
EDUCATION - 21.2%
Nebraska Educational Finance Authority,
 Concordia University Project,
 Callable 12/15/08 @ 100
   5.350%, 12/15/18                                                 $         2,040   $         2,075
Nebraska Educational Finance Authority,
 Creighton University Project, Series A (AMBAC)
   5.000%, 09/01/09                                                             500               557
Nebraska Educational Finance Authority,
 Wesleyan University Project,
 Callable 04/01/12 @ 100 (RAAI)
   5.000%, 04/01/17                                                             605               635
Nebraska Utility Corporation,
 University of Nebraska, Lincoln Project,
 Callable 01/01/12 @ 100
   5.250%, 01/01/15                                                           1,045             1,146
University of Nebraska,
 Callable 07/15/08 @ 100
   5.250%, 07/15/11                                                           1,000             1,104
University of Nebraska, Lincoln Parking Project,
 Callable 08/01/05 @ 102
   5.100%, 06/01/09                                                             500               531
University of Nebraska, Lincoln Student Fees,
 Callable 01/01/13 @ 100
   5.000%, 07/01/22                                                             750               765
University of Nebraska Facilities, Medical Center
 Research Project, Callable 02/15/12 @ 100
   5.000%, 02/15/15                                                             500               538
                                                                                      ---------------
                                                                                                7,351
                                                                                      ---------------
HEALTHCARE - 15.8%
Douglas County Hospital Authority #1,
 Immanuel Medical Center,
 Callable 09/01/07 @ 102 (AMBAC)
   4.900%, 09/01/09                                                             750               817
Lancaster County Hospital Authority,
 Bryanlgh Medical Center Project,
 Callable 06/01/11 @ 100 (AMBAC)
   5.000%, 06/01/19                                                             500               515
   5.125%, 06/01/21                                                           1,200             1,238
Madison County Hospital Authority #1,
 Faith Regional Health Services Project,
 Callable 01/01/12 @ 100 (AG)
   5.500%, 07/01/21                                                           1,000             1,057
Nebraska Investment Finance Authority,
 Great Plains Regional Medical Center,
 Callable 05/15/12 @ 100 (RAAI)
   5.200%, 11/15/16                                                             250               265
   5.300%, 11/15/17                                                             805               854
Platte County Hospital Authority #1,
 Columbus Community Hospital Project,
 Callable 05/01/10 @ 101 (AG)
   5.850%, 05/01/14                                                             650               716
                                                                                      ---------------
                                                                                                5,462
                                                                                      ---------------
HOUSING - 6.6%
Nebraska Investment Finance Authority,
 Multifamily Housing (GNMA)
   4.625%, 07/20/12                                                             500               517
Nebraska Investment Finance Authority,
 Single Family Housing, Series A,
 Callable 03/01/11 @ 100 (AMT)
   5.150%, 03/01/16                                                             980             1,017
Omaha Housing Authority, Multifamily Housing,
 Timbercreek Apartments,
 Callable 10/01/11 @ 100 (GNMA)
   5.150%, 11/20/22                                                 $           745   $           768
                                                                                      ---------------
                                                                                                2,302
                                                                                      ---------------
LEASE REVENUE - 2.4%
Nebraska Educational Telecommunication
 Commission, Leasing Project, Series 2000 (MLO)
   6.000%, 02/01/06                                                             750               832
                                                                                      ---------------
RECREATIONAL FACILITY AUTHORITY - 7.9%
Douglas County Zoo Facility, Omaha Henry
 Doorly Zoo Project, Callable 09/01/09 @ 100
   5.650%, 09/01/11                                                           1,000             1,109
Omaha Convention Hotel Corporation, Series A,
 Callable 04/01/12 @ 100 (AMBAC)
   5.500%, 04/01/16                                                             525               587
   5.125%, 04/01/26                                                           1,000             1,030
                                                                                      ---------------
                                                                                                2,726
                                                                                      ---------------
TAX REVENUE - 1.5%
Omaha Special Tax Revenue, Series A,
 Callable 02/01/12 @ 101
   5.125%, 02/01/32                                                             500               515
                                                                                      ---------------
TRANSPORTATION - 0.8%
Omaha Airport Authority,
 Callable 01/01/11 @ 100 (FSA)
   5.500%, 01/01/14                                                             250               277
                                                                                      ---------------
UTILITIES - 19.8%
Alliance Electrical Systems,
 Callable 06/15/08 @ 100 (AMBAC)
   5.000%, 12/15/14                                                             260               281
   5.100%, 12/15/15                                                             460               498
Cuming County Public Power District,
 Callable 05/15/06 @ 100
   5.600%, 05/15/21                                                             250               255
Grand Island Electrical Systems,
 Callable 06/27/11 @ 100 (MBIA)
   5.125%, 08/15/16                                                             750               805
Hastings Electrical Systems,
 Callable 05/01/11 @ 100 (FSA)
   5.000%, 01/01/15                                                           1,000             1,074
   5.000%, 01/01/16                                                             750               800
Lincoln Electrical Systems,
 Callable 09/01/11 @ 100
   5.000%, 09/01/15                                                             500               539
Nebraska Investment Finance Authority,
 Drinking Water System Revolving Fund,
 Callable 01/01/09 @ 100
   4.500%, 01/01/10                                                             115               121
   5.150%, 01/01/16                                                             580               603
Omaha Public Power District, Series A,
 Callable 02/01/10 @ 100
   5.000%, 02/01/17                                                             655               691
   5.200%, 02/01/22                                                             630               656
Omaha Public Power Electrical Systems
   6.200%, 02/01/17                                                             210               255
Washington County Wastewater Facilities,
 Cargill Inc. Project, Callable 11/01/12 @ 101
   5.900%, 11/01/27                                                             300               304
                                                                                      ---------------
                                                                                                6,882
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                            26,347
                                                                                      ---------------

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 17.4%
Buffalo County School District #7, Kearney,
 Callable 02/01/10 @ 100 (FSA)
   4.250%, 02/01/14                                                 $           500   $           511
Dawson County School District,
 Callable 06/15/06 @ 102
   5.100%, 12/15/16                                                             365               393
Douglas County School District #54,
 Ralston Public Schools,
 Callable 08/15/11 @ 100
   5.000%, 12/15/16                                                             845               903
Lancaster County School District #1,
 Lincoln Public Schools
   5.000%, 01/15/13                                                             500               552
Lancaster County School District #1,
 Lincoln Public Schools,
 Callable 01/15/11 @ 100
   5.250%, 07/15/19                                                             220               234
Lancaster County School District #1,
 Lincoln Public Schools,
 Callable 07/15/12 @ 100
   5.000%, 01/15/17                                                             750               802
Omaha, Callable 05/01/13 @ 100
   5.000%, 05/01/22                                                             250               260
Omaha, Series A
   6.500%, 12/01/18                                                             825             1,045
Omaha, Series B, Callable 12/01/03 @ 100
   5.250%, 12/01/25                                                             500               502
Omaha-Douglas Public Building,
 Callable 05/01/11 @ 100
   4.900%, 05/01/16                                                             500               530
   5.100%, 05/01/20                                                             300               315
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                       6,047
                                                                                      ---------------
CERTIFICATES OF PARTICIPATION - 3.9%
Western Nebraska Community College,
 Callable 10/15/07 @ 100
   4.700%, 10/15/10                                                             295               307
   4.800%, 10/15/11                                                             195               202
   4.900%, 10/15/12                                                             250               258
   5.000%, 10/15/13                                                             300               310
   5.100%, 10/15/14                                                             250               258
                                                                                      ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                             1,335
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $32,049)                                                                              33,729
                                                                                      ---------------

DESCRIPTION                                                                  SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 1.4%
First American Tax Free Obligations Fund,
 Class Y (A)                                                                504,923   $           505
                                                                                      ---------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $505)                                                                                    505
                                                                                      ---------------
TOTAL INVESTMENTS - 98.7%
   (Cost $32,554)                                                                              34,234
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.3%                                                          443
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $        34,677
                                                                                      ---------------

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in the Notes to Financial Statements.

AG - Asset Guaranty

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $1,016,701, which represents 2.9% of net assets.

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

The accompanying notes are an integral part of the financial statements.

OHIO TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.6%
REVENUE BONDS - 40.1%
EDUCATION - 5.6%
Ohio State Higher Educational Facilities,
 Xavier University Project,
 Callable 05/01/13 @ 100 (FGIC)
   5.250%, 05/01/16                                                 $         1,000   $         1,106
University of Cincinnati, Series A,
 Callable 06/01/11 @ 101 (FGIC)
   5.500%, 06/01/14                                                           1,000             1,132
                                                                                      ---------------
                                                                                                2,238
                                                                                      ---------------
HEALTHCARE - 6.3%
Erie County Hospital Facilities,
 Firelands Regional Medical Center,
 Series A, Callable 08/15/12 @ 101
   5.500%, 08/15/22                                                             500               504
Franklin County Health Care Facilities,
 Refunding & Improvement, Ohio Presbyterian,
 Series A, Callable 07/01/12 @ 100 (RAAI)
   5.125%, 07/01/22                                                             500               509
Hamilton County Hospital Facilities,
 Children's Medical Center, Series F (FGIC)
   5.200%, 05/15/09                                                           1,000             1,106
Lorain County Hospital, Catholic Healthcare,
 Callable 10/01/12 @ 100
   5.500%, 10/01/17                                                             350               373
                                                                                      ---------------
                                                                                                2,492
                                                                                      ---------------
HOUSING - 14.6%
Ohio Housing Financing Agency,
 Residential Mortgage, Series D,
 Callable 03/01/12 @ 100 (AMT)
   5.200%, 09/01/22                                                           1,000             1,025
Ohio State Building Authority, State Facility,
 Administration Building Fund, Series A,
 Callable 04/01/12 @ 100 (FSA)
   5.500%, 04/01/16                                                           1,000             1,118
   5.000%, 04/01/20                                                           2,500             2,609
   5.000%, 04/01/22                                                           1,000             1,031
                                                                                      ---------------
                                                                                                5,783
                                                                                      ---------------
POLLUTION CONTROL - 2.6%
Ohio State Water Development Authority,
 Water Pollution Control,
 Callable 06/01/12 @ 100
   5.050%, 12/01/21                                                           1,000             1,048
                                                                                      ---------------
TRANSPORTATION - 2.8%
Ohio State Turnpike Commission, Series A,
 Pre-refunded 02/15/06 @ 102 (MBIA)
   5.700%, 02/15/13 (A)                                                       1,000             1,131
                                                                                      ---------------
UTILITIES - 8.2%
Cincinnati Water System,
 Callable 06/01/11 @ 100
   5.000%, 12/01/20                                                           1,000             1,044
Montgomery County Water, Greater Moraine
 Beaver, Callable 11/15/12 @ 100 (AMBAC)
   5.375%, 11/15/16                                                           1,000             1,113
Ohio State Water Development Authority,
 Escrowed to Maturity,
 Callable 06/01/05 @ 102 (AMBAC)
   5.800%, 12/01/11 (B)                                                       1,000             1,100
                                                                                      ---------------
                                                                                                3,257
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                            15,949
                                                                                      ---------------
GENERAL OBLIGATIONS - 56.5%
Cincinnati, Callable 12/01/11 @ 100
   5.000%, 12/01/16                                                 $         1,000   $         1,075
   5.000%, 12/01/17                                                           1,000             1,067
Dublin, Refunding & Improvement, Series A,
 Callable 12/01/09 @ 101
   5.250%, 12/01/14                                                           1,000             1,102
Greater Cleveland Regional
 Transportation Authority,
 Pre-refunded 12/01/06 @ 101 (FGIC)
   5.650%, 12/01/16 (A)                                                       1,000             1,143
Highland School District, School Improvement,
 Callable 12/01/11 @ 100 (FSA)
   5.000%, 12/01/23                                                           1,800             1,850
Kirtland Local School District,
 School Improvement, Zero Coupon Bond
   3.560%, 12/01/09 (C)                                                         255               204
Northwest School District, School Improvement,
 Callable 12/01/12 @ 100 (MBIA)
   5.000%, 12/01/22                                                           1,000             1,037
Ohio State Common Schools, Series A,
 Callable 03/15/12 @ 100
   5.125%, 09/15/22                                                           2,000             2,096
Ohio State Higher Education, Series A,
 Callable 02/01/11 @ 100
   5.000%, 02/01/19                                                           1,000             1,049
Ohio State Higher Education, Series A,
 Callable 02/01/12 @ 100
   5.000%, 08/01/22                                                           1,000             1,036
Ohio State Higher Education, Series B,
 Callable 11/01/11 @ 100
   5.000%, 11/01/15                                                           1,000             1,084
   5.000%, 11/01/16                                                           1,000             1,076
Ohio State Infrastructure Improvement, Series A
   5.500%, 02/01/20                                                           1,000             1,144
Pickerington School District, School Facilities
 Construction & Improvement,
 Callable 12/01/11 @ 100 (FGIC)
   5.250%, 12/01/20                                                           1,000             1,068
Solon, Callable 12/01/12 @ 100
   5.000%, 12/01/21                                                           1,000             1,044
Springfield City School District,
 Callable 12/01/11 @ 102 (FGIC)
   5.200%, 12/01/23                                                           1,000             1,055
Summit County, Series R (FGIC)
   5.500%, 12/01/21                                                           1,000             1,136
Sylvania City School District,
 Pre-refunded 12/01/05 @ 101 (FGIC)
   5.800%, 12/01/15 (A)                                                       1,000             1,122
Van Wert City School District, School
 Improvement, Callable 12/01/12 @ 100 (FGIC)
   5.000%, 12/01/20                                                           1,035             1,088
Westerville City School District,
 Callable 06/01/11 @ 100 (MBIA)
   5.000%, 12/01/27                                                           1,000             1,018
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                      22,494
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $36,873)                                                                              38,443
                                                                                      ---------------

DESCRIPTION                                                                  SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 1.3%
First American Ohio Tax Free
 Obligations Fund, Class Y (D)                                              523,146   $           523
                                                                                      ---------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $523)                                                                                    523
                                                                                      ---------------
TOTAL INVESTMENTS - 97.9%
   (Cost $37,396)                                                                              38,966
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 2.1%                                                          827
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $        39,793
                                                                                      ---------------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(B) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(C) The rate shown is the effective yield at the time of purchase.

(D) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in the Notes to Financial Statements.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $1,025,340, which represents 2.6% of net assets.

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

RAAI - Radian Asset Assurance Inc.

OREGON INTERMEDIATE TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.5%
REVENUE BONDS - 42.4%
BUILDING - 0.6%
Oregon State Fair & Exposition Center,
 Callable 04/01/03 @ 102 (RAAI)
   5.400%, 10/01/06                                                 $         1,010   $         1,033
                                                                                      ---------------
EDUCATION - 5.3%
Multnomah County Educational Facilities,
 University of Portland,
 Callable 04/01/07 @ 102 (AMBAC)
   5.750%, 04/01/10                                                           2,245             2,564
   5.700%, 04/01/15                                                           1,000             1,069
Oregon State Facilities Authority,
 Northwest University, Series A,
 Callable 10/01/12 @ 101
   5.000%, 10/01/14                                                             555               572
Oregon State Health, Housing,
 Educational & Cultural Facilities Authority,
 George Fox University, Series A,
 Callable 03/01/07 @ 102 (BA)
   5.400%, 03/01/09                                                             395               434
   5.450%, 03/01/10                                                             415               451
Oregon State Health, Housing,
 Educational & Cultural Facilities Authority,
 Reed College, Series A,
 Callable 07/01/06 @ 102
   5.375%, 07/01/15                                                           2,000             2,108
Salem Educational Facilities,
 Williamette University
   5.500%, 04/01/04                                                             500               522
Salem Educational Facilities,
 Williamette University,
 Callable 04/01/04 @ 101
   5.700%, 04/01/05                                                             500               526
                                                                                      ---------------
                                                                                                8,246
                                                                                      ---------------
HEALTHCARE - 5.6%
Clackamas County Hospital Facilities Authority,
 Legacy Health Systems,
 Callable 08/15/09 @ 101
   5.250%, 02/15/11                                                           2,000             2,157
   5.375%, 02/15/12                                                           1,000             1,077
Clackamas County Hospital Facilities Authority,
 Mary's Woods, Series A,
 Callable 05/15/09 @ 102
   6.125%, 05/15/13                                                           1,000             1,033
Douglas County Hospital Facilities Authority,
 Catholic Health, Series B (MBIA)
   5.500%, 11/15/04                                                             505               539
Medford Hospital Facilities Authority,
 Asante Health Systems,
 Callable 08/15/08 @ 101 (MBIA)
   5.250%, 08/15/11                                                           1,000             1,084
   5.375%, 08/15/12                                                           1,000             1,083
Salem Hospital Facilities Authority,
 Callable 08/15/08 @ 101
   5.250%, 08/15/14                                                           1,000             1,055
Umatilla County Hospital Facilities Authority,
 Catholic Health Initiatives, Series A
   5.000%, 03/01/12                                                             690               738
                                                                                      ---------------
                                                                                                8,766
                                                                                      ---------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
HOUSING - 4.8%
Oregon State Housing & Community Services,
 Series A, Callable 07/01/03 @ 102
   4.900%, 07/01/05                                                 $         1,075   $         1,104
   5.750%, 07/01/12                                                           2,490             2,543
Oregon State Housing & Community Services,
 Series A, Callable 07/01/04 @ 102
   6.400%, 07/01/18                                                             690               718
Oregon State Housing & Community Services,
 Series A, Callable 07/01/06 @ 102
   6.000%, 07/01/16                                                             935               996
Oregon State Housing & Community Services,
 Series E, Callable 01/01/10 @ 100 (FHA)
   5.750%, 07/01/13                                                             770               828
Portland Housing Authority, Riverwood Project,
 Pre-refunded 01/01/06 @ 100
   6.000%, 01/01/11 (A)                                                       1,170             1,305
                                                                                      ---------------
                                                                                                7,494
                                                                                      ---------------
IMPROVEMENTS - 2.2%
Oregon State Department of Administrative
 Services Lottery, Series A,
 Callable 04/01/10 @ 100 (FSA)
   5.000%, 04/01/12                                                           1,050             1,139
Oregon State Department of Administrative
 Services Lottery, Series B
   5.250%, 04/01/08                                                           2,000             2,247
                                                                                      ---------------
                                                                                                3,386
                                                                                      ---------------
POLLUTION CONTROL - 1.5%
Port of St. Helens Pollution Control,
 Portland General Electric
   4.800%, 04/01/10                                                           2,450             2,051
   4.800%, 06/01/10                                                             400               335
                                                                                      ---------------
                                                                                                2,386
                                                                                      ---------------
TAX REVENUE - 1.4%
Medford Urban Renewal Agency,
 Callable 01/01/13 @ 101
   4.500%, 06/01/13                                                           1,010             1,044
Portland Urban Renewal & Redevelopment,
 Convention Center, Series A,
 Callable 06/15/10 @ 101 (AMBAC)
   5.750%, 06/15/15                                                           1,000             1,149
                                                                                      ---------------
                                                                                                2,193
                                                                                      ---------------
TRANSPORTATION - 7.2%
Oregon State Department of Transportation,
 Highway User Tax, Callable 11/15/10 @ 100
   5.125%, 11/15/14                                                           2,260             2,456
Oregon State Department of Transportation,
 Highway User Tax, Series A,
 Callable 11/15/12 @ 100
   5.500%, 11/15/16                                                           1,000             1,130
Oregon State Department of Transportation,
 Regional Light Rail Fund,
 Pre-refunded 06/01/04 @ 102 (MBIA)
   6.000%, 06/01/05 (A)                                                       2,000             2,152
Port Morrow, Callable 06/01/05 @ 100
   6.250%, 06/01/15                                                           1,500             1,526
Port Portland Airport, Series 12-A,
 Callable 01/01/09 @ 101 (FGIC)
   5.250%, 07/01/11                                                           1,165             1,273
   5.250%, 07/01/12                                                           2,000             2,203
Tri-County Metropolitan Transportation District,
 Series 1 (MGT)
   4.900%, 06/01/09                                                 $           500   $           543
                                                                                      ---------------
                                                                                               11,283
                                                                                      ---------------
UTILITIES - 13.8%
Clackamas County Service District #1,
 Callable 10/01/06 @ 100
   6.200%, 10/01/09                                                             700               804
Eugene Electric Utilities,
 Callable 08/01/06 @ 100 (FSA)
   5.375%, 08/01/11                                                           1,195             1,309
Eugene Electric Utilities,
 Callable 08/01/07 @ 100 (FSA)
   5.000%, 08/01/11                                                           1,305             1,425
Eugene Electric Utilities,
 Callable 08/01/08 @ 100 (FSA)
   4.800%, 08/01/13                                                             690               724
Eugene Electric Utilities, Series B,
 Callable 04/01/03 @ 100 (MBIA)
   4.750%, 08/01/12                                                             670               672
   4.900%, 08/01/14                                                             475               475
Marion County Solid Waste & Electric,
 Ogden Martin System Project (AMBAC)
   5.500%, 10/01/06                                                           1,400             1,560
Portland Sewer Systems, Series A,
 Callable 06/01/07 @ 100 (FGIC)
   5.000%, 06/01/09                                                           2,250             2,475
   5.000%, 06/01/10                                                           2,000             2,195
   5.000%, 06/01/15                                                             250               269
Salem Water & Sewer (MBIA)
   6.000%, 06/01/06                                                           1,135             1,280
Tualatin Valley Water District,
 Callable 06/01/08 @ 100 (FSA)
   5.000%, 06/01/12                                                           1,000             1,088
Washington County Clean Water Services,
 Callable 10/01/11 @ 100 (FGIC)
   5.125%, 10/01/14                                                           1,790             1,958
Washington County Unified Sewer Agency,
 Callable 10/01/06 @ 101 (FGIC)
   5.200%, 10/01/09                                                           1,300             1,452
Washington County Unified Sewer Agency,
 Series 1 (FGIC)
   5.750%, 10/01/08                                                           1,000             1,159
Washington County Unified Sewer Agency,
 Series A (FGIC)
   5.750%, 10/01/11                                                             500               583
Washington County Unified Sewer Agency,
 Series A, Zero Coupon Bond (AMBAC)
   3.170%, 10/01/05 (B)                                                       1,150             1,102
   4.200%, 10/01/07 (B)                                                       1,200             1,068
                                                                                      ---------------
                                                                                               21,598
                                                                                      ---------------
TOTAL REVENUE BONDS                                                                            66,385
                                                                                      ---------------
GENERAL OBLIGATIONS - 50.3%
Chemeketa Community College District (FGIC)
   5.500%, 06/01/13                                                           2,170             2,494
Chemeketa Community College,
 Pre-refunded 06/01/06 @ 100 (FGIC)
   5.650%, 06/01/09 (A)                                                       1,000             1,121
Clackamas County Limited Tax Assessment,
 Callable 05/01/03 @ 100
   6.000%, 05/01/10                                                           1,000             1,001

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Clackamas County School District #7,
 Lake Oswego, Callable 06/01/11 @ 100
   5.500%, 06/01/12                                                 $         1,240   $         1,409
Clackamas County School District #86,
 Canby, Callable 06/15/10 @ 100 (SBG)
   5.500%, 06/15/15                                                           1,835             2,052
Columbia County School District #502,
 Zero Coupon Bond (FGIC)
   5.000%, 06/01/16 (B)                                                       1,000               565
Deschutes County,
 Callable 12/01/12 @ 100 (FSA)
   5.000%, 12/01/14                                                           1,955             2,140
Deschutes County,
 Pre-refunded 12/01/06 @ 100 (MBIA)
   5.250%, 12/01/09 (A)                                                       1,000             1,120
Deschutes & Jefferson Counties
 School District #2, Callable 06/15/11 @ 100
   5.500%, 06/15/14                                                           1,725             1,946
Eugene Public Safety Facilities,
 Callable 06/01/06 @ 100 (FGIC)
   5.700%, 06/01/16                                                           1,295             1,426
Hood River County School District,
 Callable 06/15/11 @ 100 (SBG)
   5.250%, 06/15/16                                                           1,030             1,122
Jackson County School District #549,
 Medford (SBG)
   5.000%, 06/15/12                                                           2,000             2,218
Josephine County School District #7 (FGIC)
   5.750%, 06/01/06                                                           1,525             1,712
Lake Oswego (MBIA)
   5.250%, 06/01/13                                                           1,035             1,171
Lane County School District #4, Eugene (FGIC)
   5.000%, 07/01/11                                                           1,785             1,986
Lane County School District #40, Creswell,
 Callable 06/15/10 @ 100 (SBG)
   5.000%, 06/15/11                                                           1,120             1,232
Lane County School District #52, Bethel,
 Pre-refunded 06/15/10 @ 100 (SBG)
   5.350%, 06/15/11 (A)                                                       1,285             1,463
Lane & Douglas Counties School District #45-J3,
 Pre-refunded 06/15/10 @ 100 (SBG)
   6.000%, 06/15/13 (A)                                                       1,110             1,310
Lincoln County School District (FGIC)
   6.000%, 06/15/06                                                           1,055             1,193
Linn Benton Community College District,
 Zero Coupon Bond (FGIC) (SBG)
   4.000%, 06/15/08 (B)                                                         985               845
   4.210%, 06/15/09 (B)                                                       1,000               817
Linn County Community School District,
 Callable 06/15/13 @ 100 (FGIC) (SBG)
   5.550%, 06/15/21                                                           1,000             1,032
Marion & Polk Counties School District #7-J,
 Silverton, Callable 06/01/04 @ 101 (FSA)
   5.600%, 06/01/06                                                             860               911
McMinnville School District
   5.500%, 06/15/13                                                           1,000             1,144
Metro, Callable 09/01/10 @ 102
   5.250%, 09/01/14                                                           2,630             2,908
Metropolitan, Washington Park Zoo, Series A
   6.000%, 01/15/05                                                           1,215             1,313
Metropolitan, Washington Park Zoo, Series A,
 Callable 01/15/07 @ 100
   5.250%, 01/15/10                                                 $         1,000   $         1,104
Morrow County School District #1 (MBIA)
   5.500%, 06/01/05                                                             835               907
Multnomah-Clackamas County
 School District #10, Gresham-Barlow,
 Callable 06/15/11 @ 100 (FSA) (SBG)
   5.500%, 06/15/13                                                           1,780             2,007
Multnomah-Clackamas County
 School District #28-302, Centennial,
 Callable 06/15/11 @ 100 (FGIC) (SBG)
   5.500%, 06/15/14                                                           1,715             1,934
Multnomah County, Series A,
 Callable 04/01/10 @ 100
   5.000%, 04/01/11                                                           1,000             1,098
   5.125%, 04/01/13                                                           2,445             2,654
Multnomah County School District #3, Park Rose,
 Pre-refunded 12/01/05 @ 100 (FGIC)
   5.600%, 12/01/07 (A)                                                         530               587
Multnomah County School District #7,
 Reynolds (AMBAC)
   5.500%, 06/01/06                                                           1,000             1,115
Multnomah County School District #7,
 Reynolds, Callable 06/15/11 @ 100 (SBG)
   5.625%, 06/15/15                                                           1,000             1,128
Multnomah County School District #40
   5.250%, 06/01/04                                                           1,000             1,047
Oregon State Alternative Energy, Private Act,
 Callable 07/01/04 @ 100
   5.300%, 07/01/05                                                             900               943
Oregon State Board of Higher Education,
 Series A, Callable 08/01/09 @ 101
   5.500%, 08/01/15                                                           1,255             1,404
Oregon State Pollution Control, Series A,
 Callable 11/01/07 @ 100
   4.875%, 11/01/11                                                             455               492
Polk, Marion & Benton Counties
 School District #13-J,
 Callable 12/01/04 @ 101 (FGIC)
   5.500%, 12/01/05                                                             570               613
Port Portland, Series A
   4.500%, 03/01/06                                                           1,000             1,080
Portland Community College Services,
 Callable 06/01/11 @ 100
   5.375%, 06/01/15                                                           1,375             1,527
Portland Emergency Facilities, Series A,
 Callable 06/01/09 @ 100
   5.000%, 06/01/12                                                           1,060             1,154
Salem-Keizer School District #24-J,
 Callable 06/01/08 @ 100 (FSA)
   5.100%, 06/01/12                                                           2,000             2,191
Salem-Keizer School District #24-J,
 Callable 06/01/09 @ 100 (SBG)
   5.250%, 06/01/12                                                           1,000             1,104
Tri-County Metropolitan Transportation District,
 Light Rail Extension, Series A,
 Callable 07/01/09 @ 101
   5.250%, 07/01/10                                                           1,115             1,252
   5.250%, 07/01/12                                                           1,000             1,108
Tualatin Hills Park & Recreation District (FGIC)
   5.750%, 03/01/13                                                             870             1,015

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Umatilla County School District #016-R,
 Pendleton (FGIC)
   5.000%, 07/01/11                                                 $         1,000   $         1,113
Wasco County School District #12
   5.500%, 06/15/14                                                           1,080             1,242
Washington & Clackamas Counties
 School District #23-J, Tigard (FGIC)
   5.750%, 06/01/06                                                           1,055             1,184
   5.250%, 06/01/11                                                           1,335             1,507
Washington & Clackamas Counties
 School District #23-J, Tigard,
 Zero Coupon Bond
   5.281%, 06/15/14 (B)                                                       1,030               626
Washington County
   5.500%, 06/01/10                                                           1,000             1,146
Washington County School District #48-J,
 Beaverton, Callable 08/01/08 @ 100
   5.250%, 08/01/10                                                           2,000             2,231
Washington County School District #88,
 Sherwood, Callable 06/01/05 @ 100 (FSA)
   5.700%, 06/01/06                                                           1,000             1,083
Washington, Multnomah & Yamhill Counties
 School District #1-J
   5.000%, 11/01/14                                                           1,000             1,110
Washington, Multnomah & Yamhill Counties
 School District #1-J, Callable 06/01/09 @ 100
   5.250%, 06/01/12                                                           1,185             1,310
Wilsonville, Callable 06/01/08 @ 100
   5.000%, 12/01/10                                                             445               454
Yamhill County School District #40,
 McMinnville (FGIC)
   6.000%, 06/01/08                                                             600               699
                                                                                      ---------------
TOTAL GENERAL OBLIGATIONS                                                                      78,820
                                                                                      ---------------
CERTIFICATES OF PARTICIPATION - 5.8%
Multnomah County,
 Callable 08/01/08 @ 101 (MLO)
   4.750%, 08/01/11                                                           2,200             2,350
Oregon State Department of Administrative
 Services, Series A (AMBAC) (MLO)
   5.500%, 05/01/07                                                           1,000             1,126
Oregon State Department of Administrative
 Services, Series A,
 Callable 05/01/09 @ 101 (AMBAC) (MLO)
   5.000%, 05/01/14                                                           1,200             1,296
Oregon State Department of Administrative
 Services, Series A,
 Pre-refunded 11/01/05 @ 101 (MBIA) (MLO)
   5.000%, 11/01/06 (A)                                                       1,350             1,484
Oregon State Department of Administrative
 Services, Series B,
 Callable 11/01/07 @ 101 (AMBAC) (MLO)
   5.000%, 11/01/11                                                 $           840   $           919
Oregon State Department of Administrative
 Services, Series C,
 Pre-refunded 05/01/06 @ 101 (MBIA) (MLO)
   5.750%, 05/01/07 (A)                                                       1,635             1,849
                                                                                      ---------------
TOTAL CERTIFICATES OF PARTICIPATION                                                             9,024
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $144,467)                                                                            154,229
                                                                                      ---------------
TOTAL INVESTMENTS - 98.5%
   (Cost $144,467)                                                                            154,229
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.5%                                                        2,291
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $       156,520
                                                                                      ---------------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(B) The rate shown is the effective yield at the time of purchase.

AMBAC - American Municipal Bond Assurance Corporation

BA - Bank of America

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

MGT - Morgan Guaranty Trust

MLO - Municipal Lease Obligation

RAAI - Radian Asset Assurance Inc.

SBG - School Board Guaranty

SCHEUDLE OF INVESTMENTS March 31, 2003 (unaudited)

SHORT TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
ALABAMA - 1.3%
Foley Utilities Board, Escrowed to Maturity,
 Callable 09/01/03 @ 100 (RB)
   6.000%, 03/01/07 (A)                                             $         1,500   $         1,719
Homewood, Sewer 7, Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   6.125%, 03/01/07 (A)                                                       1,340             1,542
Mobile, Escrowed to Maturity,
 Callable 08/15/03 @ 100 (GO)
   6.200%, 02/15/07 (A)                                                       1,280             1,470
                                                                                      ---------------
                                                                                                4,731
                                                                                      ---------------
ALASKA - 1.5%
Anchorage, Series B (GO) (MBIA)
   5.000%, 07/01/06                                                           5,000             5,499
                                                                                      ---------------
ARIZONA - 2.5%
Arizona State Funding Program,
 Series 15, Escrowed to Maturity (COP)
   8.750%, 08/01/06 (A)                                                       2,115             2,587
   8.750%, 08/01/06 (A)                                                       1,410             1,725
Scottsdale Water & Sewer, Project of 1989,
 Series E (RB)
   7.000%, 07/01/08                                                           1,370             1,665
Yavapai County Industrial Development Authority,
 Waste Management Project, Series A-1,
 Mandatory Put 03/01/06 @ 100 (AMT) (GTY) (RB)
   3.650%, 03/01/28                                                           3,100             3,113
                                                                                      ---------------
                                                                                                9,090
                                                                                      ---------------
CALIFORNIA - 3.9%
California State (GO)
   5.000%, 06/01/07                                                           5,000             5,478
   5.000%, 02/01/08                                                           5,000             5,464
Contra Costa Transportation Authority,
 Series A, Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   6.875%, 03/01/07 (A)                                                       3,000             3,416
                                                                                      ---------------
                                                                                               14,358
                                                                                      ---------------
CONNECTICUT - 0.8%
Connecticut State Health & Educational Facilities
 Authority, Hartford University, Series C,
 Pre-refunded 07/01/03 @ 100 (RB)
   8.000%, 07/01/18 (C)                                                       1,870             1,902
Mashantucket Western Pequot Tribe,
 Series A, Escrowed to Maturity (RB)
   6.375%, 09/01/04 (A) (D)                                                   1,020             1,094
                                                                                      ---------------
                                                                                                2,996
                                                                                      ---------------
FLORIDA - 2.2%
Escambia County Health Facilities Authority,
 Ascension Health Credit, Series A (RB)
   5.000%, 11/15/06                                                             815               893
Highlands County Health Facilities Authority,
 The Adventist Health System, Series B (RB)
   3.750%, 11/15/06                                                           2,605             2,717
Miami-Dade County School Board, Series A,
 Mandatory Put 08/01/08 @ 100 (COP) (MBIA)
   5.000%, 08/01/27                                                           4,000             4,431
                                                                                      ---------------
                                                                                                8,041
                                                                                      ---------------
IDAHO - 1.8%
Idaho Falls, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   10.250%, 04/01/06 (A)                                            $         1,265   $         1,437
Idaho Falls, Pre-refunded 04/01/07 @ 100,
 Callable 10/01/03 @ 100 (RB)
   10.375%, 04/01/13 (C)                                                      1,075             1,410
Magic Valley Healthcare System, Magic Valley
 Regional Medical Center Project (RB) (VRDO)
   1.150%, 12/01/21                                                           3,795             3,795
                                                                                      ---------------
                                                                                                6,642
                                                                                      ---------------
ILLINOIS - 12.3%
Champaign County Community Unit School
 District #4 (GO)
   8.300%, 01/01/07                                                           1,120             1,350
Chicago O'Hare International Airport, Series A,
 Callable 01/01/04 @ 102 (AMBAC) (RB)
   4.800%, 01/01/05                                                           4,250             4,439
Chicago Park District, Partially Pre-refunded
 05/15/05 @ 102,
 Callable 05/15/05 @ 102 (GO)
   6.350%, 11/15/08 (C)                                                       2,000             2,237
Cook County Community High School
 District #218, Partially Escrowed to Maturity,
 Zero Coupon Bond (FSA) (GO)
   2.630%, 12/01/05 (A) (E)                                                   1,760             1,683
Cook County Consolidated High School
 District #200, Oak Park,
 Zero Coupon Bond (FSA) (GO)
   2.070%, 12/01/05 (E)                                                       2,265             2,156
Du Page Airport Authority, Series A (FGIC) (RB)
   3.000%, 02/01/07                                                           2,000             2,057
Illinois Development Finance Authority,
 Mercy Housing Corporation Project,
 Pre-refunded 08/01/04 @ 102 (GTY) (RB)
   7.000%, 08/01/24 (C)                                                       6,640             7,197
Illinois Development Finance Authority,
 People's Gas, Light & Coke, Series B,
 Mandatory Put 02/01/08 @ 100 (AMBAC) (RB)
   3.050%, 02/01/33 (B)                                                       3,000             3,008
Illinois Health Facilities Authority, Covenant
 Retirement Communities, Series A (RAAI) (RB)
   3.375%, 12/01/06                                                           1,365             1,400
Illinois Health Facilities Authority, St. Elizabeth's
 Hospital, Pre-refunded 07/01/04 @ 102 (RB)
   7.625%, 07/01/10 (C)                                                       1,000             1,098
   7.750%, 07/01/16 (C)                                                       3,150             3,460
Illinois Health Facilities Authority, United Medical
 Center, Pre-refunded 07/01/03 @ 100 (RB)
   8.375%, 07/01/12 (C)                                                       4,610             4,691
Illinois State Toll Highway Authority,
 Pre-refunded 07/01/06 @ 100,
 Callable 04/01/03 @ 100 (RB)
   6.750%, 01/01/10 (C)                                                          75                84
Illinois State, First Series (GO)
   4.000%, 12/01/06                                                           2,000             2,147
Lake County Community Unit School
 District #60, Waukegan, Series A (FSA) (GO)
   6.000%, 12/01/05                                                           1,115             1,243
Lake County School District #112,
 Highland Park (GO)
   9.000%, 12/01/06                                                           1,655             2,045
   9.000%, 12/01/07                                                           1,000             1,276

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Northern University, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   7.125%, 04/01/05 (A)                                             $         2,040   $         2,155
Sangamon County (COP)
   7.300%, 12/01/04                                                           1,500             1,639
                                                                                      ---------------
                                                                                               45,365
                                                                                      ---------------
INDIANA - 3.8%
East Chicago Multi School Building Corporation,
 Pre-refunded 07/15/06 @ 102 (RB) (STAID)
   6.500%, 01/15/16 (C)                                                       1,000             1,169
Indianapolis Industries Local Public
 Improvement, Airport Authority,
 Series A (AMT) (FSA) (RB)
   5.000%, 01/01/07                                                          10,000            10,852
Indianapolis Industries Local Public
 Improvement, Series A,
 Callable 04/01/03 @ 102 (RB)
   5.750%, 01/10/09                                                             390               399
New Albany Floyd County School Building,
 Escrowed to Maturity,
 Callable 07/01/03 @ 101 (RB) (STAID)
   6.200%, 07/01/04 (A)                                                       1,300             1,381
                                                                                      ---------------
                                                                                               13,801
                                                                                      ---------------
IOWA - 0.0%
Iowa Higher Education Loan Authority,
 St. Ambrose University (RB) (VRDO)
   1.150%, 10/01/09                                                             100               100
                                                                                      ---------------
KANSAS - 2.3%
Augusta Electric Generating & Distribution
 System, Escrowed to Maturity,
 Callable 05/15/03 @ 100 (RB)
   6.700%, 11/15/07 (A)                                                       1,440             1,475
Kansas State Department Transportation
 Highway, Series A (RB)
   5.000%, 09/01/05                                                           5,000             5,414
Newton Hospital, Newton Healthcare Corporation,
 Series A, Pre-refunded 11/15/04 @ 102 (RB)
   7.375%, 11/15/14 (C)                                                       1,500             1,670
                                                                                      ---------------
                                                                                                8,559
                                                                                      ---------------
KENTUCKY - 0.6%
Bowling Green Industrial Building, Koehring
 Company Project, Escrowed to Maturity,
 Callable 10/01/03 @ 100 (RB)
   7.250%, 04/01/04 (A)                                                         800               800
Kentucky State Turnpike Authority, Escrowed to
 Maturity, Callable 04/01/03 @ 100 (RB)
   6.125%, 07/01/07 (A)                                                         510               560
Owensboro Electric, Light & Power, Escrowed to
 Maturity, Callable 07/01/03 @ 100 (RB)
   6.850%, 01/01/08 (A)                                                         685               774
                                                                                      ---------------
                                                                                                2,134
                                                                                      ---------------
LOUISIANA - 0.3%
Louisiana State Health & Education Authority,
 Lambeth House Project, Pre-refunded
 10/01/06 @ 102 (RB)
   9.000%, 10/01/26 (C)                                                       1,000             1,259
                                                                                      ---------------
MAINE - 2.3%
Maine Municipal Bond Bank, Series A (RB)
   5.000%, 11/01/06                                                           7,500             8,302
                                                                                      ---------------
MARYLAND - 0.6%
Calvert County Economic Development,
 Asbury-Solomons Island Facilities Project,
 Pre-refunded 01/01/05 @ 102 (RB)
   8.375%, 01/01/15 (C)                                             $         1,000   $         1,140
Maryland State Health & Higher Education
 Facilities Authority, Memorial Hospital of
 Cumberland, Pre-refunded 07/01/04 @ 100 (RB)
   6.500%, 07/01/17 (C)                                                       1,000             1,063
                                                                                      ---------------
                                                                                                2,203
                                                                                      ---------------
MASSACHUSETTS - 4.7%
Massachusetts State Housing Finance Agency,
 Series B (RB)
   2.500%, 06/01/06                                                           6,000             6,069
Massachusetts State, Series E (GO)
   5.500%, 01/01/09                                                          10,000            11,283
                                                                                      ---------------
                                                                                               17,352
                                                                                      ---------------
MICHIGAN - 6.2%
Detroit Water Supply System,
 Callable 04/01/03 @ 102 (FGIC) (RB)
   6.250%, 07/01/05                                                             290               296
Detroit Water Supply System, Escrowed to
 Maturity, Callable 07/01/03 @ 100 (RB)
   8.875%, 01/01/05 (A)                                                       3,035             3,303
Lanse Creuse Public Schools, Building & Site
 (GO) (MQSBLF)
   2.500%, 05/01/07                                                           1,240             1,248
   3.000%, 05/01/08                                                           1,665             1,692
Michigan Municipal Bond Authority,
 Pre-refunded 10/01/04 @ 102 (RB)
   6.500%, 10/01/17 (C)                                                       3,100             3,404
Michigan Municipal Bond Authority,
 Series A, Escrowed to Maturity,
 Callable 04/01/03 @ 102 (RB)
   6.150%, 10/01/05 (A)                                                       1,500             1,673
Michigan State Hospital Finance Authority,
 Genesys Health System, Series A,
 Pre-refunded 10/01/05 @ 100 (RB)
   7.500%, 10/01/27 (C)                                                       6,620             7,600
Michigan State Hospital Finance Authority,
 Harper-Grace Hospital, Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   7.125%, 05/01/09 (A)                                                         510               588
Michigan State Hospital Finance Authority,
 Henry Ford Health System, Series A (RB)
   5.000%, 03/01/06                                                           1,000             1,070
Michigan State Strategic Fund, Dow-Chemical
 Project, Mandatory Put 06/01/06 @ 100 (RB)
   3.800%, 06/01/14 (B)                                                       1,800             1,806
                                                                                      ---------------
                                                                                               22,680
                                                                                      ---------------
MINNESOTA - 2.2%
Minneapolis Healthcare System,
 Allina Health System, Series A (RB)
   5.000%, 11/15/06                                                             295               319
Minneapolis, Convention Center (GO) (SPA) (VRDO)
   1.200%, 12/01/18                                                             400               400
Minneapolis, University Gateway
 Project (RB) (SPA) (VRDO)
   1.050%, 06/01/32                                                             150               150

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Minnesota State Higher Education Facilities
 Authority, Macalester College,
 Series 5-Q (RB) (VRDO)
   1.150%, 03/01/33                                                 $         3,325   $         3,325
Minnesota State Higher Education Facilities
 Authority, St. Catherine College,
 Series 5-N2 (RB) (VRDO)
   1.100%, 10/01/32                                                           1,990             1,990
Monticello, Big Lake Community Hospital
 District, Series C (RB)
   4.250%, 12/01/07                                                           1,845             1,873
Northwestern Mutual Life Insurance Co.
 Tax-Exempt Mortgage Trust #1 (RB)
   5.355%, 02/15/09 (B)                                                          56                56
                                                                                      ---------------
                                                                                                8,113
                                                                                      ---------------
MISSISSIPPI - 1.0%
Mississippi State, Escrowed to Maturity,
 Callable 02/01/08 @ 100 (GO)
   6.200%, 02/01/08 (A)                                                       3,125             3,625
                                                                                      ---------------
MISSOURI - 4.2%
Boone County Hospital (RB)
   5.000%, 08/01/06                                                           4,065             4,393
Little Blue Valley Sewer District,
 Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   5.750%, 10/01/04 (A)                                                       1,000             1,030
   5.500%, 10/01/07 (A)                                                       1,000             1,141
Missouri State Development Finance
 Board, Branson, Series A (RB)
   5.000%, 12/01/05                                                           1,000             1,071
Missouri State Environmental Improvement &
 Energy Resources Authority, Amerenue Project,
 Series A (RB) (VRDO)
   2.350%, 03/01/35                                                           1,800             1,800
St. Louis Airport, Pre-refunded 07/01/03 @ 101 (RB)
   6.000%, 01/01/04 (C)                                                       1,000             1,022
   6.000%, 01/01/06 (C)                                                       3,645             3,725
St. Louis International Airport, Series A (FSA) (RB)
   5.000%, 07/01/07                                                           1,100             1,216
                                                                                      ---------------
                                                                                               15,398
                                                                                      ---------------
NEBRASKA - 0.6%
Nebraska Investment Finance Authority,
 Catholic Health Initiatives, Series A (RB)
   5.500%, 12/01/07                                                           2,000             2,239
                                                                                      ---------------
NEVADA - 0.9%
Nevada State, Partially Pre-refunded
 12/01/04 @ 101, Callable 12/01/04 @ 101 (GO)
   6.500%, 12/01/12 (C)                                                       3,000             3,262
                                                                                      ---------------
NEW HAMPSHIRE - 1.6%
New Hampshire State, Series A (GO)
   5.000%, 07/15/07 (F)                                                       5,220             5,803
                                                                                      ---------------
NEW JERSEY - 3.6%
New Jersey Economic Development Authority,
 Arbor Glen Project,
 Series A, Pre-refunded 05/15/06 @ 102 (RB)
   8.000%, 05/15/12 (C)                                                       2,000             2,417
New Jersey Economic Development Authority,
 United Methodist Homes,
 Pre-refunded 07/01/05 @ 102 (RB)
   7.500%, 07/01/20 (C)                                             $         4,255   $         4,878
New Jersey Sports & Exposition Authority,
 Monmouth Park, Series A, Pre-refunded
 01/01/05 @ 102 (RB)
   8.000%, 01/01/25 (C)                                                       2,400             2,722
New Jersey State Educational Facilities
 Authority, Stevens Institute of Technology,
 Series C (RB)
   4.000%, 07/01/04                                                             500               514
New Jersey State Turnpike Authority,
 Escrowed to Maturity (RB)
   6.750%, 01/01/09 (A)                                                       2,585             2,884
                                                                                      ---------------
                                                                                               13,415
                                                                                      ---------------
NEW MEXICO - 0.5%
Farmington, Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 01/01/13 (C)                                                       1,450             1,691
                                                                                      ---------------
NEW YORK - 4.0%
New York State Dormitory Authority,
 Lutheran Medical (FHA) (MBIA) (RB)
   3.000%, 02/01/07                                                           1,410             1,448
   4.000%, 08/01/08                                                           1,000             1,067
New York, Series A (GO)
   5.250%, 08/01/08                                                           8,000             8,751
New York, Series G (GO)
   5.000%, 08/01/08                                                           1,615             1,747
New York, Series H (GO)
   4.000%, 08/01/08                                                           1,675             1,731
                                                                                      ---------------
                                                                                               14,744
                                                                                      ---------------
NORTH CAROLINA - 0.6%
North Carolina Municipal Power Agency,
 Series A (RB)
   3.000%, 01/01/05                                                           1,665             1,691
   5.000%, 01/01/05                                                             500               525
                                                                                      ---------------
                                                                                                2,216
                                                                                      ---------------
OHIO - 1.8%
Ohio State Building Authority, Toledo Government
 Office Building, Pre-refunded 04/01/03 @ 100 (RB)
   10.125%, 10/01/06 (C)                                                      1,320             1,320
Ohio State Higher Education Facilities,
 Series II-A (RB)
   5.250%, 12/01/06                                                           2,900             3,244
Ohio State Improvement Infrastructure,
 Series A (GO)
   5.000%, 08/01/06                                                           2,000             2,208
                                                                                      ---------------
                                                                                                6,772
                                                                                      ---------------
OKLAHOMA - 0.4%
Ponca City Utility Authority, Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   6.000%, 07/01/08 (A)                                                       1,110             1,300
                                                                                      ---------------
PENNSYLVANIA - 3.4%
Hampden Township Sewer Authority,
 Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   6.150%, 04/01/07 (A)                                                       1,150             1,283

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Lehigh County General Purpose Authority,
 Muhlenberg Hospital Center, Series A,
 Pre-refunded 07/15/04 @ 100 (RB)
   6.600%, 07/15/22 (C)                                             $         3,250   $         3,472
Montgomery County Development Authority,
 Assisted Living Facility, Series A, Pre-refunded
 05/01/03 @ 102 (RB)
   8.250%, 05/01/23 (C)                                                         955               961
Pennsylvania State, Second Series (GO)
   5.000%, 10/01/06                                                           5,000             5,537
Ringgold School District Authority,
 Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   6.700%, 01/15/08 (A)                                                       1,325             1,520
                                                                                      ---------------
                                                                                               12,773
                                                                                      ---------------
RHODE ISLAND - 0.5%
Rhode Island State Health & Educational
 Building, Higher Education Facility, Roger
 Williams, Pre-refunded
 11/15/04 @ 102 (CLE) (RB)
   7.200%, 11/15/14 (C)                                                       1,500             1,673
                                                                                      ---------------
SOUTH DAKOTA - 0.9%
Sioux Falls Health Facilities, Dow Rummel
 Village Project, Series B, Mandatory Put
 11/15/07 @ 100, Callable 11/15/07 @ 100 (RB)
   4.750%, 11/15/33                                                           1,675             1,674
South Dakota Housing Development Authority,
 Homeownership Mortgage, Series I (AMT) (RB)
   2.850%, 05/01/06                                                           1,600             1,632
                                                                                      ---------------
                                                                                                3,306
                                                                                      ---------------
TEXAS - 19.9%
Arlington Independent School District,
 Pre-refunded 02/15/05 @ 67.33,
 Zero Coupon Bond (GO) (PSFG)
   2.460%, 02/15/12 (C) (E)                                                   8,940             5,856
Austin Utility System, Pre-refunded
 11/15/04 @ 100 (FGIC) (RB)
   5.750%, 05/15/24 (C)                                                       1,530             1,641
Austin, Escrowed to Maturity,
 Callable 04/01/03 @ 100 (GO)
   8.500%, 07/01/05 (A)                                                       1,500             1,734
Brazos River Authority, Utilities Electric Co.,
 Series B, Mandatory Put 06/19/06 @
 100 (AMT) (RB)
   5.050%, 06/01/30 (B)                                                       1,800             1,775
Colorado River Municipal Water System
 (AMBAC) (RB)
   5.000%, 01/01/06                                                           1,500             1,629
Fort Bend Independent School District (GO) (PSFG)
   7.750%, 08/15/04                                                           1,485             1,614
Harris County Health Facilities Development,
 Hermann Hospital Project, Pre-refunded
 10/01/04 @ 101 (MBIA) (RB)
   6.375%, 10/01/24 (C)                                                         830               902
Hays Independent School District (GO) (PSFG)
   5.500%, 08/15/10                                                           2,000             2,281
Houston Airport Systems, Escrowed to Maturity (RB)
   8.200%, 07/01/05 (A)                                                       1,275             1,380
Houston Water & Sewer System, Series A (FSA) (RB)
   5.500%, 12/01/06                                                           4,500             5,070
Houston, Public Improvement (GO) (MBIA)
   5.000%, 03/01/07                                                 $         5,000   $         5,506
Laredo Independent School District (GO) (PSFG)
   6.750%, 08/01/08                                                           2,150             2,578
North East Independent School District (GO) (PSFG)
   7.000%, 02/01/05                                                           2,500             2,748
Port Arthur District (AMBAC) (GO)
   7.875%, 03/01/04                                                             405               428
Richardson Hospital Authority, Richardson Medical
 Center, Pre-refunded 12/01/03 @ 102 (RB)
   6.500%, 12/01/12 (C)                                                       1,810             1,895
San Antonio (GO)
   3.000%, 02/01/06                                                           1,700             1,757
Southeast Hospital Financing Agency, Memorial
 Hospital System Project, Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   8.500%, 12/01/08 (A)                                                         930             1,112
Tarrant County Health Facilities,
 Pre-refunded 05/15/03 @ 102 (RB)
   7.000%, 05/15/28 (C)                                                       1,950             2,003
Tarrant Regional Water District (FSA) (RB)
   4.000%, 03/01/07                                                           2,000             2,128
   5.000%, 03/01/08                                                           2,275             2,520
Texas State Public Finance Authority, Series A (GO)
   5.250%, 10/01/07                                                           5,250             5,911
Texas State Turnpike Authority (RB)
   5.000%, 06/01/08                                                          12,000            13,318
Trinity River Authority, Tarrant County Water
 Project (MBIA) (RB)
   3.000%, 02/01/05                                                           1,180             1,213
   3.000%, 02/01/06                                                           2,590             2,675
   3.250%, 02/01/07                                                           2,130             2,206
United Independent School District (GO) (PSFG)
   8.000%, 08/15/05                                                           1,075             1,234
                                                                                      ---------------
                                                                                               73,114
                                                                                      ---------------
UTAH - 2.2%
Intermountain Power Agency, Series A (MBIA) (RB)
   5.000%, 07/01/07                                                           7,000             7,761
Salt Lake City, Valley Mental Health
 Project (RB) (VRDO)
   1.150%, 12/01/21                                                             300               300
                                                                                      ---------------
                                                                                                8,061
                                                                                      ---------------
WASHINGTON - 2.0%
Washington State Housing Finance Commission,
 Presbyterian Ministries, Series A,
 Pre-refunded 07/01/06 @ 102 (RB)
   6.850%, 07/01/21 (C)                                                       1,390             1,640
Washington State, Series E (GO)
   6.000%, 07/01/07                                                           5,000             5,734
                                                                                      ---------------
                                                                                                7,374
                                                                                      ---------------
WISCONSIN - 0.3%
Wisconsin State Health & Educational Facilities,
 Marquette University Project, Pre-refunded
 12/01/04 @ 101 (FGIC) (RB)
   6.450%, 12/01/19 (C)                                                       1,000             1,095
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $347,403)                                                                            359,086
                                                                                      ---------------

DESCRIPTION                                                                  SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.9%
First American Tax Free Obligations Fund,
 Class Y (G)                                                              3,210,495   $         3,210
                                                                                      ---------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $3,210)                                                                                3,210
                                                                                      ---------------
TOTAL INVESTMENTS - 98.6%
   (Cost $350,613)                                                                            362,296
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 1.4%                                                        5,182
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $       367,478
                                                                                      ---------------

(A) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(B) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2003.

(C) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(D) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other Oqualified institutional buyers.O These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2003, the value of these investments was $1,094,368 or 0.3% of total net assets.

(E) The rate shown is the effective yield at the time of purchase.

(F) On March 31, 2003, the total cost of investments purchased on a when-issued basis was $5,744,401.

(G) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in the Notes to Financial Statements.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $17,371,138, which represents 4.7% of net assets.

CLE - Connie Lee

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FSA - Financial Security Assurance

GO - General Obligation

GTY - Guaranty

MBIA - Municipal Bond Insurance Association

MQSBLF - Michigan Qualified School Board Loan Fund Program

PSFG - Permanent School Fund Guarantee

RA - Radian Asset Assurance Inc.

RB - Revenue Bond

SPA - Standby Purchase Agreement

STAID - State Aid Withholding

VRDO - Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2003. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

TAX FREE FUND

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.4%
ALABAMA - 0.5%
Bessemer, Callable 07/01/06 @ 102 (AMBAC) (RB)
   5.750%, 07/01/16                                                 $         2,500   $         2,806
                                                                                      ---------------
ALASKA - 2.4%
Alaska Energy Authority, Bradley Lake,
 Third Series (FSA) (RB)
   6.000%, 07/01/10                                                           1,000             1,172
   6.000%, 07/01/11                                                           4,040             4,749
Alaska State Housing Finance Corporation,
 Series A, Callable 12/01/05 @ 105 (MBIA) (RB)
   5.700%, 12/01/11                                                             505               528
Alaska State Housing Finance Corporation,
 Series A, Callable 06/01/07 @ 102 (MBIA) (RB)
   5.900%, 12/01/19                                                           1,000             1,044
Anchorage, Series B,
 Callable 07/01/12 @ 100 (GO) (MBIA)
   5.000%, 07/01/22                                                           5,000             5,149
                                                                                      ---------------
                                                                                               12,642
                                                                                      ---------------
ARIZONA - 1.0%
Arizona State Transportation Board,
 Callable 07/01/09 @ 100 (RB)
   6.000%, 07/01/12                                                           3,830             4,435
Scottsdale, Individual Development Authority,
 Scottsdale Heathcare,
 Callable 12/01/11 @ 101 (RB)
   5.800%, 12/01/31                                                           1,000             1,019
                                                                                      ---------------
                                                                                                5,454
                                                                                      ---------------
CALIFORNIA - 2.6%
California State,
 Callable 02/01/13 @ 100 (GO)
   5.000%, 02/01/21                                                           5,500             5,576
California State,
 Callable 04/01/09 @ 101 (GO)
   4.750%, 04/01/22                                                             500               490
California State Department of Water, Series A,
 Callable 05/01/12 @ 101 (RB)
   5.375%, 05/01/22                                                           4,500             4,679
Vernon, Malburg Generating Station Project,
 Callable 04/01/08 @ 100 (RB)
   5.500%, 04/01/33 (E)                                                       3,000             3,084
                                                                                      ---------------
                                                                                               13,829
                                                                                      ---------------
COLORADO - 3.4%
Colorado State Educational & Cultural Facilities
 Authority, Bromley East Charter School Project,
 Callable 09/15/11 @ 100 (RB)
   7.250%, 09/15/30                                                           2,000             2,068
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy
 Charter School Project,
 Callable 12/01/11 @ 100 (RB)
   7.250%, 12/01/21                                                           1,500             1,564
Colorado State Health Facilities Authority,
 Covenant Retirement Communities, Series B,
 Callable 12/01/12 @ 101 (RB)
   6.125%, 12/01/33                                                           1,150             1,155
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 10/01/12 @ 100 (RB)
   5.900%, 10/01/27                                                           5,500             5,462

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Colorado State Health Facilities Authority,
 Parkview Medical Center,
 Callable 09/01/11 @ 100 (RB)
   6.500%, 09/01/20                                                 $         1,000   $         1,071
Colorado State Health Facilities Authority,
 Vail Valley Medical Center,
 Callable 01/15/12 @ 100 (RB)
   5.800%, 01/15/27                                                           1,500             1,508
The E-470 Public Highway Authority,
 Series B, Zero Coupon Bond (MBIA) (RB)
   5.470%, 09/01/32 (A)                                                      10,000             2,011
La Junta Hospital, Arkansas Valley Medical
 Center Project,
 Callable 04/01/09 @ 101 (RB)
   6.000%, 04/01/19                                                           1,000             1,004
Northwest Parkway Public Highway Authority,
 Zero Coupon Bond (AMBAC) (RB)
   6.290%, 06/15/29 (A)                                                      10,000             2,111
                                                                                      ---------------
                                                                                               17,954
                                                                                      ---------------
FLORIDA - 2.9%
Florida State Department of Transportation,
 Callable 07/01/06 @ 101 (GO)
   5.250%, 07/01/17                                                           5,525             5,969
Florida State Department of Transportation,
 Alligator Alley, Callable 07/01/07 @ 101
 (FGIC) (RB)
   5.125%, 07/01/13                                                           1,280             1,398
Martin County Health Facilities Authority,
 Martin Memorial Medical Center, Series A,
 Callable 11/15/12 @ 101 (RB)
   5.750%, 11/15/22                                                           1,350             1,331
Palm Beach County Health Facilities Authority,
 Boca Raton Community Hospital,
 Callable 12/01/11 @ 101 (RB)
   5.625%, 12/01/31                                                           1,000             1,018
Palm Beach County, Park & Recreational Facilities,
 Callable 11/01/06 @ 102 (FSA) (RB)
   5.250%, 11/01/16                                                           5,000             5,452
                                                                                      ---------------
                                                                                               15,168
                                                                                      ---------------
GEORGIA - 1.2%
Gainesville & Hall County Hospital Authority,
 Northeast Georgia Health Systems Inc. Project,
 Callable 05/15/11 @ 100 (RB)
   5.500%, 05/15/31                                                           5,000             5,003
Georgia Municipal Electric Authority Power,
 Series BB (MBIA) (RB)
   5.250%, 01/01/25                                                           1,000             1,084
                                                                                      ---------------
                                                                                                6,087
                                                                                      ---------------
HAWAII - 1.7%
Hawaii State, Series CN, Callable 03/01/07 @ 102
 (FGIC) (GO)
   5.500%, 03/01/14                                                           8,000             8,948
                                                                                      ---------------
ILLINOIS - 12.1%
Bolingbrook, Residential Mortgages,
 Escrowed to Maturity (FGIC) (RB)
   7.500%, 08/01/10 (B)                                                       1,080             1,319
Chicago, City Colleges, Zero Coupon Bond
 (FGIC) (GO)
   5.380%, 01/01/30 (A)                                                      10,000             2,336
Cook County, Series A (GO) (MBIA)
   6.250%, 11/15/12                                                           9,090            10,971
Cook County Community School
 District #97, Oak Park, Series B (FGIC) (GO)
   9.000%, 12/01/11                                                 $         2,235   $         3,137
Illinois Health Facilities Authority, Advocate
 Health Care Network, Series A,
 Callable 08/15/07 @ 102 (MBIA) (RB)
   5.800%, 08/15/16                                                           2,500             2,773
Illinois Health Facilities Authority,
 Condell Medical Center,
 Callable 05/15/12 @ 100 (RB)
   5.500%, 05/15/32                                                           2,500             2,502
Illinois Health Facilities Authority,
 Covenant Retirement Communities,
 Callable 12/01/11 @ 101 (RB)
   5.875%, 12/01/31                                                           4,500             4,239
Illinois Health Facilities Authority,
 Covenant Retirement Communities, Series A,
 Callable 12/01/12 @ 100 (RAAI) (RB)
   5.500%, 12/01/22                                                           4,000             4,063
Illinois Health Facilities Authority,
 Lutheran Senior Ministries, Series A,
 Callable 08/15/11 @ 101 (RB)
   7.375%, 08/15/31                                                           1,000             1,010
Illinois State Development Finance Authority,
 Pollution Control, Series A,
 Pre-refunded 07/01/06 @ 102 (RB)
   7.375%, 07/01/21 (C)                                                         500               592
Illinois State Development Finance Authority,
 Waste Management Project (AMT) (RB)
   5.850%, 02/01/07                                                           1,000             1,068
Illinois State Educational Facilities Authority,
 Augustana College,
 Callable 10/01/07 @ 100 (CLE) (RB)
   5.875%, 10/01/17                                                             500               578
Illinois State Educational Facilities Authority,
 Augustana College,
 Callable 10/01/08 @ 100 (RB)
   5.250%, 10/01/18                                                           1,000             1,128
Illinois State, Pre-refunded 02/01/05 @ 102
 (GO) (MBIA)
   6.100%, 02/01/17 (C)                                                       2,225             2,460
Illinois State, Pre-refunded 05/01/06 @ 102
 (GO) (MBIA)
   5.750%, 05/01/21 (C)                                                       1,410             1,563
Illinois State, Pre-refunded 02/01/07 @ 101
 (FGIC) (GO)
   5.250%, 02/01/13 (C)                                                       1,400             1,539
Illinois State Toll Highway Authority, Series A (RB)
   6.300%, 01/01/12                                                           1,000             1,191
McHenry County, Community Unit School
 District #200, Woodstock, Series A,
 Pre-refunded 01/01/08 @ 100 (FSA) (GO)
   5.850%, 01/01/16 (C)                                                       2,400             2,695
Metropolitan Pier & Exposition Authority,
 McCormick Place, Illinois Dedicated State Tax,
 Class B, Zero Coupon Bond (MBIA) (RB)
   5.650%, 06/15/22 (A)                                                       5,000             2,533
Northern Illinois University,
 Auxiliary Facilities Systems,
 Partially Pre-refunded 04/01/07 @ 100 (FGIC) (RB)
   5.700%, 04/01/16 (C)                                                       1,000             1,111
Rock Island, Friendship Manor Project (RB)
   7.000%, 06/01/06                                                             920               918

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Rock Island, Friendship Manor Project,
 Callable 06/01/03 @ 102 (RB)
   7.200%, 06/01/13                                                 $           400   $           402
Rockford Multifamily Housing,
 Rivers Edge Apartments, Series A,
 Callable 01/20/08 @ 102 (AMT) (GNMA) (RB)
   5.875%, 01/20/38                                                           1,215             1,236
Southern Illinois University, Housing & Auxiliary,
 Zero Coupon Bond, Series A (MBIA) (RB)
   5.500%, 04/01/20 (A)                                                       2,280               964
Springfield Electric, Callable 03/01/11 @ 101 (RB)
   5.500%, 03/01/15                                                           2,000             2,238
St. Clair County, Callable 10/01/09 @ 102
 (FGIC) (GO)
   6.000%, 10/01/11                                                           2,020             2,350
Will County Forest Preservation District,
 Series A (FGIC) (GO)
   6.000%, 12/01/10                                                           5,805             6,851
                                                                                      ---------------
                                                                                               63,767
                                                                                      ---------------
INDIANA - 2.8%
Crown Point, Multi-School Building Corporation,
 First Mortgage (MBIA) (RB)
   7.875%, 01/15/06                                                           2,630             3,053
Indiana State Educational Facilities Authority,
 St. Joseph's College Project,
 Callable 10/01/09 @ 102 (RB)
   7.000%, 10/01/29                                                           1,000             1,057
Indiana State Municipal Power Agency,
 Power Supply, Series B (MBIA) (RB)
   6.000%, 01/01/11                                                           1,000             1,165
   6.000%, 01/01/12                                                           1,000             1,172
Indiana Transportation Finance Authority,
 Series A (AMBAC) (MLO) (RB)
   5.000%, 11/01/07                                                           2,000             2,224
Indiana Transportation Finance Authority,
 Series A (AMBAC) (RB)
   5.750%, 06/01/12                                                           3,185             3,708
Indianapolis Industries Local Public
 Improvement Board, Series A (AMT) (FSA) (RB)
   5.000%, 01/01/06                                                           1,315             1,414
Lake County Redevelopment Authority,
 Callable 02/01/05 @ 102 (MBIA) (MLO) (RB)
   6.500%, 02/01/16                                                             800               880
                                                                                      ---------------
                                                                                               14,673
                                                                                      ---------------
IOWA - 1.1%
Iowa Higher Education Loan Authority,
 Central College Project,
 Callable 10/01/11 @ 100 (RAAI) (RB)
   5.500%, 10/01/31                                                           1,500             1,564
Muscatine Electric, Escrowed to Maturity,
 Callable 07/01/03 @ 100 (RB)
   6.700%, 01/01/13 (B)                                                       1,000             1,183
Scott County, Ridgecrest Village Project, Series A,
 Callable 11/15/10 @ 101 (RB)
   7.250%, 11/15/26                                                           2,750             2,818
                                                                                      ---------------
                                                                                                5,565
                                                                                      ---------------
KENTUCKY - 0.5%
Jefferson County Health Facilities,
 University Medical Center,
 Callable 07/01/07 @ 101 (MBIA) (RB)
   5.500%, 07/01/17                                                           2,500             2,728
                                                                                      ---------------
LOUISIANA - 1.4%
Baton Rouge Sales & Use Tax, Public
 Improvements, Series A,
 Callable 08/01/08 @ 101.50 (FGIC) (RB)
   5.250%, 08/01/15                                                 $         2,030   $         2,221
Jefferson Parish, Drain Sales Tax (AMBAC) (RB)
   5.000%, 11/01/11                                                           1,000             1,111
Jefferson Parish, Home Mortgage Authority,
 Escrowed to Maturity,
 Callable 08/01/03 @ 100 (FGIC) (FHA) (RB)
   7.100%, 08/01/11 (B)                                                       1,000             1,250
Lafayette, Public Improvement Sales Tax,
 Series B (FGIC) (RB)
   7.000%, 03/01/08                                                           1,000             1,200
Louisiana Public Facilities Authority,
 Tulane University of Louisiana, Series A-1,
 Callable 11/15/07 @ 102 (MBIA) (RB)
   5.100%, 11/15/14                                                           1,500             1,632
                                                                                      ---------------
                                                                                                7,414
                                                                                      ---------------
MASSACHUSETTS - 2.1%
Boston Industrial Development Financing Authority,
 Crosstown Center Project,
 Callable 09/01/12 @ 102 (AMT) (RB)
   6.500%, 09/01/35                                                           2,500             2,436
Massachusetts Bay Transportation
 Authority, Series A,
 Callable 03/01/07 @ 101 (FGIC) (RB)
   5.000%, 03/01/12                                                           5,795             6,280
Massachusetts Bay Transportation
 Authority, Series A,
 Callable 03/01/09 @ 101 (FGIC) (RB)
   5.750%, 03/01/21                                                           2,000             2,232
                                                                                      ---------------
                                                                                               10,948
                                                                                      ---------------
MICHIGAN - 2.4%
Dearborn Economic Development Corporation,
 Oakwood Obligation Group, Series A,
 Callable 11/15/05 @ 102 (FGIC) (RB)
   5.750%, 11/15/15                                                           2,450             2,691
Haslett Public School District,
 Pre-refunded 05/01/07 @ 100 (GO) (MBIA)
   5.700%, 05/01/16 (C)                                                       1,200             1,367
Lanse Creuse, Public Schools,
 Callable 05/01/07 @ 100 (AMBAC) (GO)
   5.250%, 05/01/16                                                           1,000             1,088
Michigan State Hospital Finance Authority,
 Henry Ford Health Systems, Series A,
 Callable 03/01/13 @ 100 (RB)
   5.500%, 03/01/15                                                           1,500             1,599
Thornapple Kellogg School Building & Site,
 Callable 11/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/14                                                           1,485             1,693
   5.500%, 05/01/16                                                           1,810             2,037
Ypsilanti School District,
 Pre-refunded 05/01/07 @ 100 (FGIC) (GO)
   5.600%, 05/01/12 (C)                                                       2,000             2,272
                                                                                      ---------------
                                                                                               12,747
                                                                                      ---------------
MINNESOTA - 7.8%
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102 (RB)
   6.000%, 06/01/29                                                             750               720

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Eden Prairie Multifamily Housing,
 Callable 01/20/08 @ 102 (GNMA) (RB)
   5.500%, 01/20/18                                                 $           500   $           524
Fergus Falls Health Care Facilities Authority,
 Lake Region Hospital, Long Term Care
 Facilities Project,
 Callable 12/01/05 @ 102 (RB)
   6.500%, 12/01/25                                                           1,530             1,561
Fergus Falls Health Care Facilities
 Authority, Series A,
 Callable 11/01/04 @ 102 (RB)
   7.000%, 11/01/19                                                             250               248
Glencoe Health Care Services Facilities Project,
 Callable 04/01/11 @ 101 (RB)
   7.500%, 04/01/31                                                             700               722
Glencoe Hospital Board,
 Pre-refunded 08/01/04 @ 102 (RB)
   6.750%, 04/01/16 (C)                                                         485               528
Lakeville Independent School District #194,
 Callable 02/01/09 @ 100 (GO) (MSDCEP)
   5.000%, 02/01/17                                                           2,200             2,329
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/09 @ 101 (AMT) (FGIC) (RB)
   5.250%, 01/01/19                                                           3,700             3,811
Minneapolis Healthcare System, Fairview
 Health Services, Series A,
 Callable 05/15/12 @ 101 (RB)
   5.625%, 05/15/32                                                           7,000             7,159
Minnesota Agriculture & Economic Development
 Board, Fairview Hospital, Series A (MBIA) (RB)
   5.000%, 11/15/03                                                             695               711
Minnesota Agriculture & Economic Development
 Board, Health Care System, Series A,
 Callable 11/15/10 @ 101 (RB)
   6.375%, 11/15/29                                                           3,000             3,199
Minnesota Agriculture & Economic Development
 Board, Minnesota Small Business Program,
 Callable 08/01/10 @ 100 (AMT) (RB)
   5.550%, 08/01/16                                                             900               916
Minnesota State, Callable 08/01/07 @ 100 (GO)
   4.900%, 08/01/14                                                           4,000             4,291
Minnesota State Housing Finance Agency,
 Single Family Housing (AMT) (RB)
   4.400%, 07/01/07                                                           1,965             2,095
Minnesota State Housing Finance Agency,
 Single Family Mortgage,
 Callable 04/01/03 @ 101 (AMT) (RB)
   6.500%, 01/01/26                                                             310               317
Monticello, Big Lake Community Hospital, Series C,
 Callable 12/01/12 @ 100 (RB)
   6.200%, 12/01/22                                                           3,395             3,436
New Hope Housing & Healthcare Facilities
 Authority, Masonic Home North Ridge,
 Callable 03/01/09 @ 102 (RB)
   5.750%, 03/01/15                                                           1,750             1,751
Rochester Health Care Facilities Authority,
 Mayo Foundation, Series A,
 Callable 05/15/08 @ 101 (RB)
   5.375%, 11/15/18                                                           4,000             4,255
Roseville Housing Facilities Authority,
 Pre-refunded 10/01/03 @ 102 (RB)
   7.125%, 10/01/13 (C)                                                       1,000             1,049
St. Anthony Housing & Redevelopment Authority,
 Callable 05/20/06 @ 102 (FHA) (GNMA) (RB)
   6.250%, 11/20/25                                                 $         1,000   $         1,124
St. Paul Housing & Redevelopment Authority,
 Como Lake Project, Series B,
 Callable 04/01/03 @ 100 (FHA) (RB)
   7.500%, 03/01/26                                                             500               467
                                                                                      ---------------
                                                                                               41,213
                                                                                      ---------------
MISSOURI - 1.1%
Cape Girardeau County Authority,
 Southeast Missouri Hospital,
 Callable 06/01/12 @ 100 (RB)
   5.750%, 06/01/32                                                           2,500             2,539
Kansas City Industrial Development Authority,
 Kingswood Retirement Facility, Series A,
 Callable 11/15/08 @ 102 (RB)
   5.375%, 11/15/09                                                           2,200             2,114
St. Louis Industrial Development Authority,
 Convention Center Project, Series A,
 Callable 12/15/10 @ 102 (AMT) (RB)
   7.000%, 12/15/15                                                           1,000             1,006
                                                                                      ---------------
                                                                                                5,659
                                                                                      ---------------
NEBRASKA - 1.4%
Douglas County (GO)
   5.000%, 07/01/09                                                           2,000             2,229
Douglas County School District #1, Series B,
 Callable 06/15/11 @ 100 (GO)
   5.000%, 12/15/22                                                           1,000             1,035
Hastings Electrical Systems,
 Callable 05/01/11 @ 100 (FSA) (RB)
   5.000%, 01/01/15                                                           1,000             1,074
Lancaster County, Hospital Authority,
 Callable 06/01/11 @ 100 (AMBAC) (RB)
   5.125%, 06/01/26                                                           1,000             1,020
Nebraska Educational Finance Authority,
 Concordia University Project,
 Callable 12/15/08 @ 100 (RB)
   5.250%, 12/15/15                                                             500               514
Washington County Wastewater Facilities,
 Cargill Inc. Project,
 Callable 11/01/12 @ 101 (RB)
   5.900%, 11/01/27                                                           1,700             1,723
                                                                                      ---------------
                                                                                                7,595
                                                                                      ---------------
NEVADA - 3.4%
Carson City, Carson-Tahoe Hospital Project,
 Callable 09/01/12 @ 101 (RB)
   5.750%, 09/01/31                                                           9,750             9,818
Clark County Flood Control, Series F,
 Callable 11/01/08 @ 101 (FGIC) (GO)
   5.000%, 11/01/12                                                           6,460             7,034
Washoe County Water Facility, Sierra Pacific
 Power Company, Mandatory Put
 05/01/03 @ 100 (AMT) (RB)
   5.750%, 03/01/36                                                           1,000               999
                                                                                      ---------------
                                                                                               17,851
                                                                                      ---------------
NEW JERSEY - 2.6%
Camden County, Municipal Utilities
 Authority, Series C,
 Callable 07/15/08 @ 101 (FGIC) (GO)
   5.100%, 07/15/12                                                           5,000             5,488

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
New Jersey State Transportation System, Series A,
 Callable 06/15/08 @ 100 (RB)
   5.000%, 06/15/14                                                 $         7,500   $         8,059
                                                                                      ---------------
                                                                                               13,547
                                                                                      ---------------
NEW YORK - 3.0%
New York, Series C,
 Callable 03/15/12 @ 100 (GO)
   5.250%, 03/15/32                                                          10,000            10,171
New York State Thruway Authority, Series A,
 Callable 04/01/07 @ 102 (AMBAC) (RB)
   5.250%, 04/01/14                                                           5,000             5,491
                                                                                      ---------------
                                                                                               15,662
                                                                                      ---------------
NORTH DAKOTA - 1.2%
Fargo Health Systems, Meritcare Obligated
 Group, Series A,
 Callable 06/01/10 @ 101 (FSA) (RB)
   5.600%, 06/01/21                                                           2,000             2,134
Mercer County Pollution Control, Antelope Valley
 Station (AMBAC) (RB)
   7.200%, 06/30/13                                                           3,300             4,130
                                                                                      ---------------
                                                                                                6,264
                                                                                      ---------------
OHIO - 2.6%
Cincinnati Water System,
 Callable 06/01/11 @ 100 (RB)
   5.000%, 12/01/20                                                             125               131
Cleveland Waterworks, Series H,
 Pre-refunded 01/01/06 @ 102 (MBIA) (RB)
   5.750%, 01/01/16 (C)                                                       1,460             1,647
Greater Cleveland Regional Transportation
  Authority, Pre-refunded 12/01/06 @ 101
 (FGIC) (GO)
   5.650%, 12/01/16 (C)                                                       2,500             2,859
Ohio State Building Authority, Administration
 Building Fund, Series A, Pre-refunded
 10/01/04 @ 102 (MBIA) (MLO) (RB)
   6.000%, 10/01/08 (C)                                                       1,000             1,091
   6.000%, 10/01/09 (C)                                                       1,225             1,336
Ohio State Higher Education, Series A,
 Callable 02/01/11 @ 100 (GO)
   5.000%, 02/01/19                                                           1,095             1,149
Ohio State Higher Education, Series B,
 Callable 11/01/11 @ 100 (GO)
   5.000%, 11/01/15                                                           1,250             1,354
   5.000%, 11/01/16                                                           1,500             1,614
Ohio State Water Development Authority,
 Callable 06/01/05 @ 101 (MBIA) (RB)
   5.250%, 12/01/09                                                           1,000             1,085
University of Cincinnati, Series A,
 Callable 06/01/11 @ 101 (FGIC) (RB)
   5.500%, 06/01/14                                                           1,325             1,500
                                                                                      ---------------
                                                                                               13,766
                                                                                      ---------------
OREGON - 1.4%
Washington County Unified Sewer Agency,
 Series 1 (FGIC) (RB)
   5.750%, 10/01/10                                                           6,110             7,113
                                                                                      ---------------
PENNSYLVANIA - 1.9%
Bucks County Water & Sewer Authority,
 Callable 12/01/06 @ 100 (FGIC) (RB)
   5.550%, 12/01/17                                                           1,000             1,110
Chester Upland School Authority, Series A,
 Callable 09/01/07 @ 100 (FSA) (RB)
   5.250%, 09/01/17                                                 $         2,000   $         2,167
Pennsylvania State, Callable 03/15/07 @ 101.50
 (AMBAC) (GO)
   5.125%, 09/15/11                                                           5,000             5,498
Pennsylvania State Higher Education
 Facilties Authority, University of Pennsylvania
 Health Services, Series A,
 Callable 07/01/08 @ 100 (MBIA) (RB)
   5.250%, 01/01/12                                                           1,000             1,088
                                                                                      ---------------
                                                                                                9,863
                                                                                      ---------------
PUERTO RICO - 0.1%
Puerto Rico Public Improvements,
 Callable 07/01/10 @ 100 (GO) (MBIA)
   5.750%, 07/01/26                                                             500               585
                                                                                      ---------------
RHODE ISLAND - 1.1%
Rhode Island State, Series A,
 Callable 08/01/07 @ 101 (GO) (MBIA)
   5.125%, 08/01/12                                                           5,055             5,544
                                                                                      ---------------
SOUTH CAROLINA - 0.4%
Lexington County Health Services District Inc.,
 Lexington Medical Center,
 Callable 11/01/13 @ 100 (RB)
   5.500%, 11/01/23                                                           2,000             2,032
                                                                                      ---------------
SOUTH DAKOTA - 1.2%
Sioux Falls, Dow Rummel Village Project,
 Series A,
 Callable 11/15/12 @ 100 (RB)
   6.625%, 11/15/23                                                           2,200             2,175
South Dakota Economic Development
 Finance Authority, DTS Inc. Project, Series A,
 Callable 04/01/09 @ 102 (AMT) (RB)
   5.500%, 04/01/19                                                           1,055             1,059
South Dakota Housing Development Authority,
 Series H,
 Callable 05/01/10 @ 100 (FHA) (RB)
   5.900%, 05/01/28                                                           2,000             2,105
South Dakota State Health & Educational
 Facilities Authority,
 Callable 07/01/06 @ 102 (MBIA) (RB)
   6.000%, 07/01/14                                                           1,000             1,121
                                                                                      ---------------
                                                                                                6,460
                                                                                      ---------------
TENNESSEE - 2.7%
Jackson Water & Sewer, Escrowed to Maturity,
 Callable 04/01/03 @ 102.25 (RB)
   6.300%, 07/01/11 (B)                                                       2,900             3,334
Johnson City Health & Educational Facilities
 Authority, Series A,
 Callable 07/01/12 @ 103 (RB)
   7.500%, 07/01/33                                                           2,000             2,171
Shelby County Health, Educational & Housing
 Facilities Board, Methodist Healthcare,
 Callable 09/01/12 @ 100 (RB)
   6.500%, 09/01/21 (D)                                                       3,000             3,239

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
Sullivan County Health, Educational & Housing
 Facilities Board, Wellmont Health Systems Project,
 Callable 09/01/12 @ 101 (RB)
   6.250%, 09/01/32                                                 $         5,500   $         5,626
                                                                                      ---------------
                                                                                               14,370
                                                                                      ---------------
TEXAS - 14.4%
Abilene Health Facilities Development,
  Sears Methodist Retirement Project (RB)
   4.900%, 11/15/03                                                             665               667
Abilene Health Facilities Development, Sears
 Methodist Retirement Project, Series A,
 Callable 11/15/08 @ 101 (RB)
   5.875%, 11/15/18                                                           1,500             1,399
Bexar County Housing Finance Authority,
 American Opportunity Housing, Series A,
 Callable 01/01/11 @ 102 (MBIA) (RB)
   5.800%, 01/01/31                                                           2,000             2,096
Brazos River Authortity,
 Callable 04/01/13 @ 101 (AMT) (RB)
   7.700%, 04/01/33 (E)                                                       1,000             1,038
Brazos River Harbor District, Dow Chemical,
 Series A-5, Mandatory Put
 05/15/12 @ 100 (AMT) (RB)
   5.700%, 05/15/33                                                           2,500             2,586
Crawford Education Facilities Corp.,
 University of St. Thomas Project,
 Callable 10/01/12 @ 100 (RB)
   5.250%, 10/01/22                                                           1,300             1,287
   5.375%, 10/01/27                                                           1,750             1,712
Cypress-Fairbanks Independent School District,
 Callable 02/15/10 @ 100 (GO) (PSFG) (STAID)
   5.500%, 02/15/18                                                           5,000             5,475
Fort Bend Independent School District,
 Pre-refunded 02/15/05 @ 100 (GO) (PSFG)
   5.000%, 02/15/14 (C)                                                         500               556
Gregg County Health Facilities Development
 Corporation, Good Shepherd Health Systems,
 Series A,
 Callable 10/01/12 @ 100 (RB)
   6.500%, 10/01/26                                                           5,320             5,403
Harris County Health Facilities Development,
 Memorial Hospital Systems Project, Series A,
 Callable 06/01/07 @ 102 (MBIA) (RB)
   5.500%, 06/01/17                                                           8,000             8,570
   5.750%, 06/01/19                                                           2,500             2,718
Laredo Independent School District (GO) (PSFG)
   6.750%, 08/01/09                                                           2,290             2,770
Nueces County Housing Financial Corporation,
 Dolphins Landing Apartments Project, Series A,
 Callable 07/01/10 @ 102 (RB)
   6.875%, 07/01/30                                                           1,860             1,886
Red River Authority Sewer & Solidwaste Disposal,
 Callable 02/01/12 @ 101 (AMT) (RB)
   6.100%, 02/01/22                                                           3,775             3,783
Remington Municipal Utility District #1, Series A,
 Callable 09/01/08 @ 100 (GO) (RAAI)
   5.800%, 09/01/25                                                           1,000             1,079
Sam Rayburn Municipal Power Agency,
 Callable 10/01/12 @ 100 (RAAI) (RB)
   5.750%, 10/01/21                                                           3,800             4,061
San Antonio Independent School District,
 Callable 08/15/08 @ 100 (GO) (PSFG)
   5.125%, 08/15/14                                                           6,000             6,503
Spring Branch Independent School District,
 Callable 02/01/10 @ 100 (GO) (PSFG)
   5.750%, 02/01/25                                                 $         2,400   $         2,575
Tarrant County Housing Financial Corporation,
 Multifamily Housing, Fair Oaks,
 Callable 07/01/10 @ 102 (RB)
   6.750%, 07/01/20                                                             500               518
   6.875%, 07/01/30                                                           1,000             1,031
Texas Employment Community,
 Callable 07/15/03 @ 101 (COP) (MLO)
   8.200%, 08/01/03                                                              35                36
   8.250%, 08/01/04                                                              40                41
   8.300%, 02/01/05                                                              40                41
   8.300%, 08/01/05                                                              45                46
   8.350%, 02/01/06                                                              20                21
   8.350%, 08/01/06                                                              50                51
   8.400%, 08/01/07                                                              25                26
   8.450%, 08/01/08                                                              55                56
Texas Employment Community, Emnora
 Lane Project (COP) (MLO)
   7.850%, 05/01/04                                                              10                10
   7.850%, 11/01/04                                                              25                25
   7.900%, 05/01/05                                                              25                25
   7.900%, 11/01/05                                                              25                25
   8.000%, 11/01/06                                                              30                30
   8.050%, 05/01/07                                                              20                20
Texas State, Water Development,
 Callable 08/01/06 @ 100 (GO)
   5.400%, 08/01/21                                                           6,750             6,940
Texas Water Development Board, Series A,
 Callable 07/15/06 @ 100 (RB)
   5.500%, 07/15/10                                                           2,500             2,787
University of Texas Permanent University Fund,
 Callable 07/01/08 @ 100 (PUFG) (RB)
   5.000%, 07/01/14                                                           7,060             7,568
                                                                                      ---------------
                                                                                               75,461
                                                                                      ---------------
UTAH - 0.2%
Intermountain Power Agency, Utah Power Supply,
 Series A (AMBAC) (RB)
   6.500%, 07/01/11                                                             365               442
Intermountain Power Agency, Utah Power Supply,
 Series A, Escrowed to Maturity (AMBAC) (RB)
   6.500%, 07/01/11 (B)                                                         635               776
                                                                                      ---------------
                                                                                                1,218
                                                                                      ---------------
VIRGINIA - 0.2%
Arlington County Industrial Development Authority,
 Berkeley Apartments,
 Callable 12/01/10 @ 102 (AMT) (FNMA) (RB)
   5.850%, 12/01/20                                                           1,000             1,080
                                                                                      ---------------
WASHINGTON - 6.6%
Chelan County Public Utility District No. 1,
 Chelan Hydro Systems, Series A,
 Callable 07/01/12 @ 100 (AMBAC) (AMT) (RB)
   5.450%, 07/01/37                                                           4,000             4,110
Energy Northwest, Washington Wind Project,
 Callable 01/01/07 @ 103 (RB)
   5.600%, 07/01/15                                                           4,640             4,755
King County, Series F,
 Callable 12/01/07 @ 100 (GO)
   5.125%, 12/01/14                                                           5,000             5,452

DESCRIPTION                                                               PAR (000)       VALUE (000)
-----------------------------------------------------------------------------------------------------
King County School District #415,
 Callable 12/01/07 @ 100 (GO) (MBIA)
   5.350%, 12/01/16                                                 $         4,050   $         4,459
Snohomish County Public Utilities District #1,
 Escrowed to Maturity,
 Callable 04/01/03 @ 100 (RB)
   6.750%, 01/01/12 (B)                                                       1,000             1,215
Washington State, Series C,
 Callable 01/01/07 @ 100 (GO)
   5.500%, 01/01/17                                                           4,190             4,599
Washington State Motor Vehicle Fuel Tax, Series D,
 Callable 01/01/07 @ 100 (FGIC) (GO)
   5.375%, 01/01/22                                                           8,000             8,241
Washington State Public Power Supply System,
 Nuclear Project #3, Series A,
 Callable 07/01/07 @ 102 (FSA) (RB)
   5.250%, 07/01/16                                                           1,000             1,089
Washington State Public Power Supply System,
 Nuclear Project #3, Series B (RB)
   7.125%, 07/01/16                                                             600               779
                                                                                      ---------------
                                                                                               34,699
                                                                                      ---------------
WEST VIRGINIA - 0.2%
West Virginia State, Series D,
 Callable 11/01/16 @ 102 (FGIC) (GO)
   6.500%, 11/01/26                                                           1,000             1,185
                                                                                      ---------------
WISCONSIN - 5.1%
Amery, Apple River Hospital Project,
 Callable 06/01/08 @ 100 (RB)
   5.700%, 06/01/13                                                           1,440             1,473
Badger Tobacco Asset Securitization,
 Callable 06/01/12 @ 100 (RB)
   6.000%, 06/01/17                                                           3,000             2,799
Wisconsin State Health & Educational
 Facilities Authority, Attic Angel Obligation Group,
 Callable 11/15/08 @ 102 (RB)
   5.750%, 11/15/27                                                           1,000               856
Wisconsin State Health & Educational Facilities
 Authority, Aurora Medical Group Inc. Project,
 Callable 05/15/06 @ 102 (FSA) (RB)
   5.600%, 11/15/16                                                           2,460             2,683
Wisconsin State Health & Educational Facilities
 Authority, Beloit Memorial Hospital,
 Callable 07/01/03 @ 102 (RB)
   5.800%, 07/01/09                                                             555               568
Wisconsin State Health & Educational Facilities
 Authority, Franciscan Skemp Medical Center,
 Callable 11/15/05 @ 102 (RB)
   6.125%, 11/15/15                                                           1,000             1,061
Wisconsin State Health & Educational Facilities
 Authority, Marshfield Clinic, Series B,
 Callable 02/15/12 @ 100 (RB)
   6.000%, 02/15/25                                                           3,500             3,509
Wisconsin State Health & Educational Facilities
 Authority, Meriter Hospital Inc.,
 Callable 12/01/06 @ 102 (MBIA) (RB)
   6.000%, 12/01/17                                                           2,000             2,255
Wisconsin State Health & Educational Facilities
 Authority, New Castle Place Project, Series A,
 Callable 12/01/11 @ 101 (RB)
   7.000%, 12/01/31                                                           2,000             1,999
Wisconsin State Health & Educational Facilities
 Authority, Synergy Health Inc.,
 Callable 08/15/13 @ 100 (RB)
   6.000%, 11/15/23                                                           1,500             1,509

DESCRIPTION                                                        PAR (000)/SHARES       VALUE (000)
-----------------------------------------------------------------------------------------------------
Wisconsin State Health & Educational Facilities
 Authority, Wheaton Franciscan Services,
 Callable 02/15/12 @ 100 (RB)
   5.750%, 08/15/30                                                 $         5,500   $         5,582
Wisconsin State, Series C, Pre-refunded
 05/01/07 @ 100 (FGIC) (GO)
   5.500%, 05/01/10 (C)                                                       2,095             2,371
                                                                                      ---------------
                                                                                               26,665
                                                                                      ---------------
WYOMING - 0.7%
Teton County Hospital District,
 St. John's Medical Center,
 Callable 06/01/12 @ 101 (RB)
   6.750%, 12/01/22                                                           2,100             2,109
   6.750%, 12/01/27                                                           1,500             1,479
                                                                                      ---------------
                                                                                                3,588
                                                                                      ---------------
TOTAL MUNICIPAL BONDS
   (Cost $477,623)                                                                            512,150
                                                                                      ---------------
RELATED PARTY MONEY MARKET FUND - 2.1%
First American Tax Free Obligations Fund,
 Class Y (F)                                                             11,045,922            11,046
                                                                                      ---------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $11,046)                                                                              11,046
                                                                                      ---------------
TOTAL INVESTMENTS - 99.5%
   (Cost $488,669)                                                                            523,196
                                                                                      ---------------
OTHER ASSETS AND LIABILITIES, NET - 0.5%                                                        2,832
                                                                                      ---------------
TOTAL NET ASSETS - 100.0%                                                             $       526,028
                                                                                      ---------------

(A) The rate shown is the effective yield at the time of purchase.

(B) Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(C) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(D) Inverse Floating Rate Security - Security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid.

(E) On March 31, 2003, the total cost of investments purchased on a when-issued basis was $3,969,490.

(F) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in the Notes to Financial Statements.

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax. As of March 31, 2003, the aggregate market value of securities subject to the AMT was $28,952,624, which represents 5.5% of net assets.

CLE - Connie Lee

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Authority

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

MBIA - Municipal Bond Insurance Association

MLO - Municipal Lease Obligation

MQSBLF - Michigan Qualified School Board Loan Fund Program

MSDCEP - Minnesota School District Credit Enhancement Program

PSFG - Permanent School Fund Guarantee

PUFG - Permanent University Fund Guarantee

RAAI - Radian Asset Assurance Inc.

RB - Revenue Bond

STAID - State Aid Withholding

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2003 (unaudited), in thousands, except per share data

                                                             CALIFORNIA                    COLORADO
                                                  ARIZONA  INTERMEDIATE    CALIFORNIA  INTERMEDIATE       COLORADO  INTERMEDIATE
                                            TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND  TAX FREE FUND TAX FREE FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value*         $     27,021  $     49,646  $     29,775  $     74,381   $     30,357  $    728,741
Cash                                                   --            --            --            --             --            20
Dividends and interest receivable                     343           608           348           985            409         9,331
Receivable for investment securities sold              --            --            --           247             --           990
Capital shares sold                                    --            --            44           170             --           491
Prepaid expenses and other assets                       7             2             3             4              4            17
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                       27,371        50,256        30,170        75,787         30,770       739,590
==================================================================================================================================
LIABILITIES:
Bank overdraft                                         --            --            --            --             --            --
Payable for investment securities purchased            --            --            --           247            516         2,005
Capital shares redeemed                                --            --            --            --             57         1,568
Payable for advisory, co-administration,
 and custodian fees                                    --            29             4            43              8           417
Payable for distribution and shareholder
 servicing fees                                         4             1             1             3              6             7
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                       4            30             5           293            587         3,997
==================================================================================================================================
NET ASSETS                                   $     27,367  $     50,226  $     30,165  $     75,494   $     30,183  $    735,593
==================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                            $     25,547  $     46,496  $     28,002  $     70,723   $     27,541  $    679,494
Undistributed net investment income                    18            21            28            45             59           151
Accumulated net realized gain (loss) on
 investments                                           80           103            11          (442)            57          (620)
Net unrealized appreciation of investments          1,722         3,606         2,124         5,168          2,526        56,568
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $     27,367  $     50,226  $     30,165  $     75,494   $     30,183  $    735,593
==================================================================================================================================
*Investments in securities, at cost          $     25,299  $     46,040  $     27,651  $     69,213   $     27,831  $    672,173
CLASS A:
Net assets                                   $     14,109  $      4,305  $     12,278  $     24,141   $     15,969  $     31,909
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)        1,251           406         1,081         2,187          1,386         2,840
Net asset value and redemption price per
 share                                       $      11.28  $      10.60  $      11.36  $      11.04   $      11.52  $      11.24
Maximum offering price per share(1)          $      11.78  $      10.84  $      11.86  $      11.29   $      12.03  $      11.50
CLASS C:
Net assets                                   $      2,544            --  $      1,085            --   $      4,571            --
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)          226            --            95            --            397            --
Net asset value per share(2)                 $      11.27            --  $      11.37            --   $      11.50            --
Maximum offering price per share(1)          $      11.38            --  $      11.48            --   $      11.62            --
CLASS Y:
Net assets                                   $     10,714  $     45,921  $     16,802  $     51,353   $      9,643  $    703,684
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)          949         4,327         1,479         4,662            836        62,737
Net asset value, offering price, and
 redemption price per share                  $      11.28  $      10.61  $      11.36  $      11.02   $      11.54  $      11.22



The accompanying notes are an integral part of the financial statements.

                                                      MINNESOTA
                                                   INTERMEDIATE       MINNESOTA        MISSOURI        NEBRASKA
                                                  TAX FREE FUND   TAX FREE FUND   TAX FREE FUND   TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value*             $      267,409  $      191,654  $      196,945  $       34,234
Cash                                                         --              --              --`             --
Dividends and interest receivable                         2,872           2,725           2,590             446
Receivable for investment securities sold                    --              --              --`             --
Capital shares sold                                          88             130              --              --
Prepaid expenses and other assets                             5               9               5               4
-----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                            270,374         194,518         199,540          34,684
=================================================================================================================
LIABILITIES:
Bank overdraft                                               --              --              --`             --
Payable for investment securities purchased                  --              --              --`             --
Capital shares redeemed                                      62              84             107              --
Payable for advisory, co-administration, and
 custodian fees                                             159             114             144               6
Payable for distribution and shareholder
 servicing fees                                               3              29               6               1
-----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                           224             227             257               7
=================================================================================================================
NET ASSETS                                       $      270,150  $      194,291  $      199,283  $       34,677
=================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                $      252,374  $      182,523  $      187,461  $       32,948
Undistributed net investment income                         231             258              63              17
Accumulated net realized gain (loss) on
 investments                                                407             423             290              32
Net unrealized appreciation of investments               17,138          11,087          11,469           1,680
-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $      270,150  $      194,291  $      199,283  $       34,677
=================================================================================================================
*Investments in securities, at cost              $      250,271  $      180,567  $      185,476  $       32,554
CLASS A:
Net assets                                       $       24,585  $      130,715  $       27,668  $        4,409
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)              2,359          11,550           2,249             416
Net asset value and redemption price per share   $        10.42  $        11.32  $        12.30  $        10.59
Maximum offering price per share(1)              $        10.66  $        11.82  $        12.85  $        11.06
CLASS C:
Net assets                                                   --  $       12,825  $          257  $        1,303
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)                 --           1,136              21             124
Net asset value per share(2)                                 --  $        11.28  $        12.28  $        10.52
Maximum offering price per share(1)                          --  $        11.39  $        12.40  $        10.63
CLASS Y:
Net assets                                       $      245,565  $       50,751  $      171,358  $       28,965
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)             23,664           4,489          13,926           2,736
Net asset value, offering price, and redemption
 price per share                                 $        10.38  $        11.31  $        12.30  $        10.59

                                                                         OREGON
                                                           OHIO    INTERMEDIATE           SHORT
                                                  TAX FREE FUND   TAX FREE FUND   TAX FREE FUND   TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value*             $       38,966  $      154,229  $      362,296  $      523,196
Cash                                                        228              --              --              --
Dividends and interest receivable                           606           2,254           4,705           7,405
Receivable for investment securities sold                    --              --           5,754              --
Capital shares sold                                          --             550             742              --
Prepaid expenses and other assets                            10               4               3              77
-----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                             39,810         157,037         373,500         530,678
=================================================================================================================
LIABILITIES:
Bank overdraft                                               --             218               2
Payable for investment securities purchased                  --              --           5,744           3,974
Capital shares redeemed                                      --             204             105             356
Payable for advisory, co-administration, and
 custodian fees                                              17              94             171             308
Payable for distribution and shareholder
 servicing fees                                              --               1              --              12
-----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                            17             517           6,022           4,650
=================================================================================================================
NET ASSETS                                       $       39,793  $      156,520  $      367,478  $      526,028
=================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                $       38,166  $      146,223  $      353,305  $      489,022
Undistributed net investment income                           3             105             124             424
Accumulated net realized gain (loss) on
 investments                                                 54             430           2,366           2,055
Net unrealized appreciation of investments                1,570           9,762          11,683          34,527
-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $       39,793  $      156,520  $      367,478  $      526,028
=================================================================================================================
*Investments in securities, at cost              $       37,396  $      144,467  $      350,613  $      488,669
CLASS A:
Net assets                                       $          525  $        7,780  $        1,675  $       42,006
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)                 50             749             165           3,746
Net asset value and redemption price per share   $        10.48  $        10.39  $        10.14  $        11.21
Maximum offering price per share(1)              $        10.95  $        10.63  $        10.37  $        11.71
CLASS C:
Net assets                                       $          214              --              --  $        6,348
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)                 21              --              --             568
Net asset value per share(2)                     $        10.38              --              --  $        11.17
Maximum offering price per share(1)              $        10.48              --              --  $        11.28
CLASS Y:
Net assets                                       $       39,054  $      148,740  $      365,803  $      477,674
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)              3,725          14,312          36,079          42,566
Net asset value, offering price, and redemption
 price per share                                 $        10.48  $        10.39  $        10.14  $        11.22

(1)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

(2)Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the six months ended March 31, 2003(unaudited), in thousands

                                                              CALIFORNIA                    COLORADO
                                                   ARIZONA  INTERMEDIATE    CALIFORNIA  INTERMEDIATE      COLORADO  INTERMEDIATE
                                             TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND TAX FREE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                      $        658  $      1,168  $        656  $      1,612  $        774  $     16,744
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                658         1,168           656         1,612           774        16,744
==================================================================================================================================
EXPENSES:

Investment advisory fees                                69           123            66           174            77         1,761
Co-administration fees and expenses
 (including per account transfer agency fees)           41            71            39            99            45           995
Distribution and shareholder servicing fees
 - Class A                                              17             5            15            25            22            38
Distribution and shareholder servicing fees
 - Class C                                              13            --             5            --            20            --
Registration fees                                        4             4             3             3             3             2
Custodian fees                                           1             2             1             3             2            35
Directors' fees                                         --            --            --            --            --             5
Professional fees                                       --             1             1             1             1             9
Printing                                                --             1             1             1             1            13
Other                                                   --             1            --             1            --             8
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                         145           208           131           307           171         2,866
==================================================================================================================================
Less: Fee waivers                                      (51)          (32)          (47)          (48)          (59)         (378)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                      94           176            84           259           112         2,488
==================================================================================================================================
INVESTMENT INCOME - NET                                564           992           572         1,353           662        14,256
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS - NET:
Net realized gain on investments                        81           111            12            30            94           381
Net change in unrealized appreciation or
 depreciation of investments                          (261)         (937)         (420)         (277)         (515)          636
----------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                        (180)         (826)         (408)         (247)         (421)        1,017
==================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                   $        384  $        166  $        164  $      1,106  $        241  $     15,273
==================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                            MINNESOTA
                                                         INTERMEDIATE        MINNESOTA         MISSOURI         NEBRASKA
                                                        TAX FREE FUND    TAX FREE FUND    TAX FREE FUND    TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                               $        6,319   $        5,048   $        4,391   $          772
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                         6,319            5,048            4,391              772
==========================================================================================================================
EXPENSES:

Investment advisory fees                                          662              481              470               83
Co-administration fees and expenses
 (including per account transfer agency fees)                     376              274              267               48
Distribution and shareholder servicing fees - Class A              28              161               33                6
Distribution and shareholder servicing fees - Class C              --               60                1                6
Registration fees                                                   1                7               11                3
Custodian fees                                                     13               10                9                2
Directors' fees                                                     2                1                1               --
Professional fees                                                   3                2                2               --
Printing                                                            5                3                4                1
Other                                                               3                3                2               --
--------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                  1,093            1,002              800              149
==========================================================================================================================
Less: Fee waivers                                                (149)            (129)            (109)             (57)
--------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                944              873              691               92
==========================================================================================================================
INVESTMENT INCOME - NET                                         5,375            4,175            3,700              680
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS - NET:
Net realized gain on investments                                  500              424              291               32
Net change in unrealized appreciation or
 depreciation of investments                                   (2,074)          (1,676)          (1,193)            (326)
--------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                 (1,574)          (1,252)            (902)            (294)
==========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $        3,801   $        2,923   $        2,798   $          386
==========================================================================================================================

                                                                                OREGON
                                                                 OHIO     INTERMEDIATE           SHORT
                                                        TAX FREE FUND    TAX FREE FUND  TAX FREE FUND(1)   TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                               $          843   $        3,583   $        5,551   $       13,611
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           843            3,583            5,551           13,611
==========================================================================================================================
EXPENSES:

Investment advisory fees                                           97              389              718            1,318
Co-administration fees and expenses
 (including per account transfer agency fees)                      59              220              400              749
Distribution and shareholder servicing fees - Class A              --                9                1               53
Distribution and shareholder servicing fees - Class C              --               --               --               31
Registration fees                                                   3                1                2               --
Custodian fees                                                      2                8               14               26
Directors' fees                                                    --                1                2                4
Professional fees                                                   4                2                4                6
Printing                                                            1                3                5               10
Other                                                              --                2                2                4
--------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                    166              635            1,148            2,201
==========================================================================================================================
Less: Fee waivers                                                 (69)             (85)            (286)            (282)
--------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                 97              550              862            1,919
==========================================================================================================================
INVESTMENT INCOME - NET                                           746            3,033            4,689           11,692
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS - NET:
Net realized gain on investments                                   54              477            2,366            2,057
Net change in unrealized appreciation or
 depreciation of investments                                     (362)          (1,831)          11,683           (6,950)
--------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                   (308)          (1,354)          14,049           (4,893)
==========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $          438   $        1,679   $       18,738   $        6,799
==========================================================================================================================

(1)Commenced operations on October 25, 2002.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                                     CALIFORNIA
                                                                                          ARIZONA                  INTERMEDIATE
                                                                                    TAX FREE FUND                 TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                           10/1/02        10/1/01        10/1/02        10/1/01
                                                                                TO             TO             TO             TO
                                                                           3/31/03        9/30/02        3/31/03        9/30/02
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)                   (UNAUDITED)
OPERATIONS:

Investment income - net                                               $        564   $        958   $        992   $      1,970
Net realized gain (loss) on investments                                         81             78            111            179
Net change in unrealized appreciation or depreciation of investments          (261)           846           (937)         1,625
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           384          1,882            166          3,774
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
    Class A                                                                   (281)          (520)           (90)          (173)
    Class C                                                                    (46)          (107)            --             --
    Class Y                                                                   (236)          (334)          (893)        (1,803)
Net realized gain on investments:
    Class A                                                                    (32)           (20)           (10)            --
    Class C                                                                     (7)            (4)            --             --
    Class Y                                                                    (29)           (10)           (92)            --
Return of capital:
    Class A                                                                     --             --             --             --
    Class Y                                                                     --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           (631)          (995)        (1,085)        (1,976)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):

Class A:
    Proceeds from sales                                                      3,786          3,094            953          1,679
    Reinvestment of distributions                                              298            509             79            125
    Payments for redemptions                                                (2,306)        (5,594)        (1,503)          (504)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                  1,778         (1,991)          (471)         1,300
---------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                        108          1,205             --             --
    Reinvestment of distributions                                               51            108             --             --
    Payments for redemptions                                                  (485)          (522)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                   (326)           791             --             --
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                      2,172          5,213          2,909          5,825
    Reinvestment of distributions                                               27              7             34              8
    Payments for redemptions                                                (2,016)          (724)        (1,409)        (5,888)
    Shares issued in connection with the acquisition of Common Trust
     Fund net assets                                                            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                    183          4,496          1,534            (55)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            1,635          3,296          1,063          1,245
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      1,388          4,183            144          3,043
NET ASSETS AT BEGINNING OF PERIOD                                           25,979         21,796         50,082         47,039
=================================================================================================================================
NET ASSETS AT END OF PERIOD                                           $     27,367   $     25,979   $     50,226   $     50,082
=================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                              $         18   $         17   $         21   $         12
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                                                                       COLORADO
                                                                                       CALIFORNIA                  INTERMEDIATE
                                                                                    TAX FREE FUND                 TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                           10/1/02        10/1/01        10/1/02        10/1/01
                                                                                TO             TO             TO             TO
                                                                           3/31/03        9/30/02        3/31/03        9/30/02
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)                   (UNAUDITED)
OPERATIONS:

Investment income - net                                               $        572   $      1,163   $      1,353   $      2,682
Net realized gain (loss) on investments                                         12            159             30            113
Net change in unrealized appreciation or depreciation of investments          (420)           975           (277)         1,672
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           164          2,297          1,106          4,467
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
    Class A                                                                   (252)          (705)          (410)          (512)
    Class C                                                                    (20)           (29)            --             --
    Class Y                                                                   (307)          (421)        (1,056)        (2,072)
Net realized gain on investments:
    Class A                                                                    (76)           (84)            --             --
    Class C                                                                     (7)            (3)            --             --
    Class Y                                                                    (77)           (33)            --             --
Return of capital:
    Class A                                                                     --             --             --             --
    Class Y                                                                     --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           (739)        (1,275)        (1,466)        (2,584)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):

Class A:
    Proceeds from sales                                                        941          1,655         11,076         11,043
    Reinvestment of distributions                                              283            698            327            338
    Payments for redemptions                                                (1,592)        (8,044)        (2,458)        (4,889)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                   (368)        (5,691)         8,945          6,492
---------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                         75          1,180             --             --
    Reinvestment of distributions                                               27             32             --             --
    Payments for redemptions                                                  (107)          (789)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                     (5)           423             --             --
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                      5,975          5,495          6,884         12,937
    Reinvestment of distributions                                               40             12              4
    Payments for redemptions                                                  (824)          (851)        (3,621)       (13,897)
    Shares issued in connection with the acquisition of Common Trust
     Fund net assets                                                            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                  5,191          4,656          3,267           (960)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            4,818           (612)        12,212          5,532
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      4,243            410         11,852          7,415
NET ASSETS AT BEGINNING OF PERIOD                                           25,922         25,512         63,642         56,227
=================================================================================================================================
NET ASSETS AT END OF PERIOD                                           $     30,165   $     25,922   $     75,494   $     63,642
=================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                              $         28   $         35   $         45   $        158
=================================================================================================================================


                                                                                         COLORADO                  INTERMEDIATE
                                                                                    TAX FREE FUND                 TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                           10/1/02        10/1/01        10/1/02        10/1/01
                                                                                TO             TO             TO             TO
                                                                           3/31/03        9/30/02        3/31/03        9/30/02
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)                   (UNAUDITED)
OPERATIONS:

Investment income - net                                               $        662   $      1,254   $     14,256   $     19,860
Net realized gain (loss) on investments                                         94            (37)           381          1,115
Net change in unrealized appreciation or depreciation of investments          (515)         1,598            636         17,459
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           241          2,815         15,273         38,434
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
    Class A                                                                   (362)          (866)          (589)          (952)
    Class C                                                                    (78)           (98)
    Class Y                                                                   (208)          (279)       (13,512)       (19,122)
Net realized gain on investments:
    Class A                                                                     --            (12)            --             --
    Class C                                                                     --             (1)            --             --
    Class Y                                                                     --             (3)            --             --
Return of capital:
    Class A                                                                     --             --             --            (67)
    Class Y                                                                     --             --             --         (1,095)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           (648)        (1,259)       (14,101)       (21,236)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):

Class A:
    Proceeds from sales                                                        597          2,520          6,932         12,166
    Reinvestment of distributions                                              334            770            450            750
    Payments for redemptions                                                (4,320)        (5,216)        (5,110)        (7,229)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                 (3,389)        (1,926)         2,272          5,687
---------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                        910          2,026             --             --
    Reinvestment of distributions                                               67             93             --             --
    Payments for redemptions                                                   (78)          (277)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                    899          1,842             --             --
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                        990          8,424         65,648        115,817
    Reinvestment of distributions                                                9              6            907          1,823
    Payments for redemptions                                                  (501)        (1,491)       (62,838)      (107,074)
    Shares issued in connection with the acquisition of Common Trust
     Fund net assets                                                            --             --        213,002             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                    498          6,939        216,719         10,566
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           (1,992)         6,855        218,991         16,253
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     (2,399)         8,411        220,163         33,451
NET ASSETS AT BEGINNING OF PERIOD                                           32,582         24,171        515,430        481,979
=================================================================================================================================
NET ASSETS AT END OF PERIOD                                           $     30,183   $     32,582   $    735,593   $    515,430
=================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                              $         59   $         45   $        151   $         (4)
=================================================================================================================================

                                                                                        MINNESOTA
                                                                                     INTERMEDIATE
                                                                                    TAX FREE FUND
---------------------------------------------------------------------------------------------------
                                                                           10/1/02        10/1/01
                                                                                TO             TO
                                                                           3/31/03        9/30/02
---------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)    (UNAUDITED)
OPERATIONS:

Investment income - net                                               $      5,375   $     11,614
Net realized gain (loss) on investments                                        500            664
Net change in unrealized appreciation or depreciation of investments        (2,074)         6,657
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         3,801         18,935
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
    Class A                                                                   (460)          (642)
    Class C
    Class Y                                                                 (5,133)       (10,528)
Net realized gain on investments:
    Class A                                                                    (37)            --
    Class C                                                                     --             --
    Class Y                                                                   (395)            --
Return of capital:
    Class A                                                                     --             --
    Class Y                                                                     --             --
---------------------------------------------------------------------------------------------------
Total distributions                                                         (6,025)       (11,170)
===================================================================================================
CAPITAL SHARE TRANSACTIONS (1):

Class A:
    Proceeds from sales                                                      7,922          8,163
    Reinvestment of distributions                                              333            390
    Payments for redemptions                                                (3,437)        (1,625)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                  4,818          6,928
---------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                         --             --
    Reinvestment of distributions                                               --             --
    Payments for redemptions                                                    --             --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                     --             --
---------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                     19,562         27,781
    Reinvestment of distributions                                              184            275
    Payments for redemptions                                               (23,701)       (39,585)
    Shares issued in connection with the acquisition of Common Trust
     Fund net assets                                                            --             --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                 (3,955)       (11,529)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions              863         (4,601)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     (1,361)         3,164
NET ASSETS AT BEGINNING OF PERIOD                                          271,511        268,347
===================================================================================================
NET ASSETS AT END OF PERIOD                                           $    270,150   $    271,511
===================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                              $        231   $        449
===================================================================================================

(1)See note 4 in Notes to Financial Statements for additional information.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

---------------------------------------------------------------------------------------------------------------------------------
                                                                                        MINNESOTA                      MISSOURI
                                                                                    TAX FREE FUND                 TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                           10/1/02        10/1/01        10/1/02        10/1/01
                                                                                TO             TO             TO             TO
                                                                           3/31/03        9/30/02        3/31/03        9/30/02
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)                   (UNAUDITED)
OPERATIONS:

Investment income - net                                               $      4,175   $      7,951   $      3,700   $      6,539
Net realized gain on investments                                               424            483            291          1,082
Net change in unrealized appreciation or depreciation of investments        (1,676)         5,644         (1,193)         5,188
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                         2,923         14,078          2,798         12,809
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
    Class A                                                                 (2,601)        (5,320)          (493)          (917)
    Class C                                                                   (220)          (364)            (3)            --
    Class Y                                                                 (1,096)        (2,297)        (3,141)        (5,848)
Net realized gain on investments:
    Class A                                                                   (308)          (152)          (138)           (73)
    Class C                                                                    (28)            (9)            (1)            --
    Class Y                                                                   (121)           (65)          (721)          (472)
Return of capital:
    Class A                                                                     --             --             --             --
    Class Y                                                                     --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (4,374)        (8,207)        (4,497)        (7,310)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):

Class A:
    Proceeds from sales                                                     10,682         41,019          2,321          4,237
    Reinvestment of distributions                                            2,717          5,167            364            592
    Payments for redemptions                                               (17,315)       (21,731)        (1,153)        (1,773)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                 (3,916)        24,455          1,532          3,056
---------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                      2,050          5,653            234             21
    Reinvestment of distributions                                              231            352              4             --
    Payments for redemptions                                                (1,091)        (1,035)            (2)            --
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                             1,190          4,970            236             21
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                      2,124         13,298          9,763         33,932
    Reinvestment of distributions                                              154            300            198            227
    Payments for redemptions                                                (5,758)        (9,666)       (12,074)       (26,162)
    Shares issued in connection with the acquisition of Common Trust
     Fund net assets                                                            --             --         32,466             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                 (3,480)         3,932         30,353          7,997
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           (6,206)        33,357         32,121         11,074
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     (7,657)        39,228         30,422         16,573
NET ASSETS AT BEGINNING OF PERIOD                                          201,948        162,720        168,861        152,288
=================================================================================================================================
NET ASSETS AT END OF PERIOD                                           $    194,291   $    201,948   $    199,283   $    168,861
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                  $        258   $         --   $         63   $         --
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                                                         NEBRASKA                          OHIO
                                                                                    TAX FREE FUND                 TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                           10/1/02        10/1/01        10/1/02     4/30/02(1)
                                                                                TO             TO             TO             TO
                                                                           3/31/03        9/30/02        3/31/03        9/30/02
---------------------------------------------------------------------------------------------------------------------------------
                                                                       (UNAUDITED)                   (UNAUDITED)
OPERATIONS:

Investment income - net                                               $        680   $      1,254   $        746   $        531
Net realized gain on investments                                                32             44             54             17
Net change in unrealized appreciation or depreciation of investments          (326)         1,520           (362)         1,932
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           386          2,818            438          2,480
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
    Class A                                                                    (86)          (203)            (9)            (3)
    Class C                                                                    (20)           (21)            (1)            --
    Class Y                                                                   (571)        (1,016)          (733)          (545)
Net realized gain on investments:
    Class A                                                                     (3)            --             --             --
    Class C                                                                     (1)            --             --             --
    Class Y                                                                    (21)            --             --             --
Return of capital:
    Class A                                                                     --             --             --             --
    Class Y                                                                     --             --             --             (5)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           (702)        (1,240)          (743)          (553)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):

Class A:
    Proceeds from sales                                                        282            720             99            435
    Reinvestment of distributions                                               56            129              5              3
    Payments for redemptions                                                  (773)        (1,271)           (29)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                   (435)          (422)            75            438
---------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                        332            711            212              1
    Reinvestment of distributions                                               18             20              1             --
    Payments for redemptions                                                   (22)           (18)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                               328            713            213              1
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                      2,245          6,896          3,877         40,931
    Reinvestment of distributions                                               25             29             98             71
    Payments for redemptions                                                  (404)        (3,319)        (2,702)        (4,831)
    Shares issued in connection with the acquisition of Common Trust
     Fund net assets                                                            --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                  1,866          3,606          1,273         36,171
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            1,759          3,897          1,561         36,610
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      1,443          5,475          1,256         38,537
NET ASSETS AT BEGINNING OF PERIOD                                           33,234         27,759         38,537
=================================================================================================================================
NET ASSETS AT END OF PERIOD                                           $     34,677   $     33,234   $     39,793   $     38,537
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                  $         17   $         14   $          3   $          2
=================================================================================================================================

                                                                                      OREGON
                                                                                INTERMEDIATE         SHORT
                                                                               TAX FREE FUND TAX FREE FUND           TAX FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                         10/1/02     10/1/01   10/25/02(1)     10/1/02     10/1/01
                                                                              TO          TO            TO          TO          TO
                                                                         3/31/03     9/30/02       3/31/03     3/31/03     9/30/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                      (UNAUDITED)              (UNAUDITED) (UNAUDITED)
OPERATIONS:

Investment income - net                                               $    3,033  $    6,418    $    4,689  $   11,692  $   24,106
Net realized gain on investments                                             477         568         2,366       2,057       7,874
Net change in unrealized appreciation or depreciation of investments      (1,831)      4,230        11,683      (6,950)     13,206
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       1,679      11,216        18,738       6,799      45,186
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

Investment income - net:
    Class A                                                                 (144)       (267)          (12)       (898)     (1,862)
    Class C                                                                 (119)       (212)
    Class Y                                                               (2,842)     (6,184)       (4,553)    (10,678)    (22,023)
Net realized gain on investments:
    Class A                                                                  (12)         --            --        (486)         --
    Class C                                                                  (70)
    Class Y                                                                 (208)         --            --      (5,440)         --
Return of capital:
    Class A                                                                   --          --            --          --          --
    Class Y                                                                   --          --            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       (3,206)     (6,451)       (4,565)    (17,691)    (24,097)
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):

Class A:
    Proceeds from sales                                                    1,600       4,716         1,653       5,155       7,678
    Reinvestment of distributions                                             95         147            11       1,226       1,655
    Payments for redemptions                                                (878)     (3,525)       (7,228)    (16,023)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                  817       1,338         1,664        (847)     (6,690)
------------------------------------------------------------------------------------------------------------------------------------
Class C:
    Proceeds from sales                                                       --          --            --         167       1,459
    Reinvestment of distributions                                             --          --            --         182         205
    Payments for redemptions                                                  --          --            --         (80)       (201)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                              --          --            --         269       1,463
------------------------------------------------------------------------------------------------------------------------------------
Class Y:
    Proceeds from sales                                                    8,019      12,607       391,408      35,415      77,354
    Reinvestment of distributions                                            225         299            49       1,126         903
    Payments for redemptions                                              (9,972)    (19,479)      (39,816)    (46,090)   (101,695)
    Shares issued in connection with the acquisition of Common Trust
     Fund net assets                                                          --          --            --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions               (1,728)     (6,573)      351,641      (9,549)    (23,438)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           (911)     (5,235)      353,305     (10,127)    (28,665)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (2,438)       (470)      367,478     (21,019)     (7,576)
NET ASSETS AT BEGINNING OF PERIOD                                        158,958     159,428            --     547,047     554,623
====================================================================================================================================
NET ASSETS AT END OF PERIOD                                           $  156,520  $  158,958    $  367,478  $  526,028  $  547,047
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                  $      105  $       58    $      124  $      424  $      427
====================================================================================================================================

(1)Commencement of operations.

(2)See note 4 in Notes to Financial Statements for additional information.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                                  REALIZED AND
                                                 NET ASSET                          UNREALIZED          DIVIDENDS
                                                     VALUE               NET          GAINS OR           FROM NET    DISTRIBUTIONS
                                                 BEGINNING        INVESTMENT       (LOSSES) ON         INVESTMENT     FROM CAPITAL
                                                 OF PERIOD            INCOME       INVESTMENTS             INCOME            GAINS
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA TAX FREE FUND
Class A
  2003(1)                                  $         11.41   $          0.23   $         (0.10)   $         (0.23)  $        (0.03)
  2002                                               10.99              0.48              0.44              (0.48)           (0.02)
  2001                                               10.45              0.55              0.53              (0.54)              --
  2000(2)                                            10.00              0.36              0.45              (0.36)              --
Class C
  2003(1)                                  $         11.40   $          0.21   $         (0.11)   $         (0.20)  $        (0.03)
  2002                                               10.98              0.44              0.44              (0.44)           (0.02)
  2001                                               10.44              0.53              0.51              (0.50)              --
  2000(2)                                            10.00              0.34              0.44              (0.34)              --
Class Y
  2003(1)                                  $         11.41   $          0.24   $         (0.10)   $         (0.24)  $        (0.03)
  2002                                               10.99              0.51              0.44              (0.51)           (0.02)
  2001                                               10.45              0.57              0.53              (0.56)              --
  2000(2)                                            10.00              0.37              0.45              (0.37)              --

CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                  $         10.80   $          0.20   $         (0.18)   $         (0.20)  $        (0.02)
  2002                                               10.41              0.42              0.39              (0.42)              --
  2001                                               10.02              0.44              0.39              (0.44)              --
  2000                                                9.89              0.43              0.13              (0.43)              --
  1999                                               10.37              0.42             (0.46)             (0.41)           (0.03)
  1998                                               10.04              0.43              0.33              (0.43)              --
Class Y
  2003(1)                                  $         10.81   $          0.21   $         (0.18)   $         (0.21)  $        (0.02)
  2002                                               10.43              0.43              0.38              (0.43)              --
  2001                                               10.04              0.44              0.39              (0.44)              --
  2000                                                9.89              0.43              0.15              (0.43)              --
  1999                                               10.36              0.42             (0.45)             (0.41)           (0.03)
  1998                                               10.03              0.43              0.33              (0.43)              --

CALIFORNIA TAX FREE FUND
Class A
  2003(1)                                  $         11.63   $          0.24   $         (0.20)   $         (0.24)  $        (0.07)
  2002                                               11.17              0.48              0.50              (0.47)           (0.05)
  2001                                               10.66              0.52              0.50              (0.51)              --
  2000(2)                                            10.00              0.35              0.66              (0.35)              --
Class C
  2003(1)                                  $         11.64   $          0.22   $         (0.20)   $         (0.22)  $        (0.07)
  2002                                               11.18              0.42              0.52              (0.43)           (0.05)
  2001                                               10.66              0.47              0.51              (0.46)              --
  2000(2)                                            10.00              0.32              0.66              (0.32)              --
Class Y
  2003(1)                                  $         11.63   $          0.24   $         (0.19)   $         (0.25)  $        (0.07)
  2002                                               11.17              0.49              0.52              (0.50)           (0.05)
  2001                                               10.66              0.54              0.50              (0.53)              --
  2000(2)                                            10.00              0.37              0.65              (0.36)              --

COLORADO INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                  $         11.12   $          0.20   $         (0.06)   $         (0.22)  $           --
  2002                                               10.79              0.47              0.32              (0.46)              --
  2001                                               10.28              0.46              0.52              (0.47)              --
  2000                                               10.32              0.48             (0.04)             (0.48)              --
  1999                                               10.89              0.46             (0.55)             (0.46)           (0.02)
  1998                                               10.61              0.47              0.30              (0.47)           (0.02)
Class Y
  2003(1)                                  $         11.10   $          0.21   $         (0.06)   $         (0.23)  $           --
  2002                                               10.76              0.49              0.33              (0.48)              --
  2001                                               10.26              0.48              0.49              (0.47)              --
  2000                                               10.29              0.48             (0.03)             (0.48)              --
  1999                                               10.88              0.46             (0.57)             (0.46)           (0.02)
  1998                                               10.61              0.47              0.29              (0.47)           (0.02)

The accompanying notes are an integral part of the financial statements.

                                                NET ASSETS                                               RATIO OF
                                                     VALUE                          NET ASSETS        EXPENSES TO
                                                    END OF             TOTAL            END OF            AVERAGE
                                                    PERIOD         RETURN(3)      PERIOD (000)         NET ASSETS
-----------------------------------------------------------------------------------------------------------------
ARIZONA TAX FREE FUND
Class A
  2003(1)                                  $         11.28              1.16%   $       14,109               0.75%
  2002                                               11.41              8.69            12,413               0.75
  2001                                               10.99             10.50            13,971               0.25
  2000(2)                                            10.45              8.21             9,668               0.25
Class C
  2003(1)                                  $         11.27              0.95%   $        2,544               1.15%
  2002                                               11.40              8.28             2,910               1.15
  2001                                               10.98             10.15             2,003               0.65
  2000(2)                                            10.44              7.88                22               0.65
Class Y
  2003(1)                                  $         11.28              1.29%   $       10,714               0.50%
  2002                                               11.41              8.95            10,656               0.50
  2001                                               10.99             10.76             5,822               0.00
  2000(2)                                            10.45              8.36             2,670               0.00

CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                  $         10.60              0.27%   $        4,305               0.85%
  2002                                               10.80              8.01             4,870               0.85
  2001                                               10.41              8.41             3,392               0.70
  2000                                               10.02              5.84             2,344               0.70
  1999                                                9.89             (0.40)            2,042               0.70
  1998                                               10.37              7.80                82               0.70
Class Y
  2003(1)                                  $         10.61              0.34%   $       45,921               0.70%
  2002                                               10.81              8.05            45,212               0.70
  2001                                               10.43              8.39            43,647               0.70
  2000                                               10.04              6.05            43,262               0.70
  1999                                                9.89             (0.30)           41,469               0.70
  1998                                               10.36              7.80            37,275               0.70

CALIFORNIA TAX FREE FUND
Class A
  2003(1)                                  $         11.36              0.42%   $       12,278               0.75%
  2002                                               11.63              9.10            12,954               0.75
  2001                                               11.17              9.73            18,139               0.25
  2000(2)                                            10.66             10.23             6,029               0.25
Class C
  2003(1)                                  $         11.37              0.22%   $        1,085               1.15%
  2002                                               11.64              8.69             1,115               1.15
  2001                                               11.18              9.42               647               0.65
  2000(2)                                            10.66              9.95                34               0.65
Class Y
  2003(1)                                  $         11.36              0.55%   $       16,802               0.50%
  2002                                               11.63              9.36            11,853               0.50
  2001                                               11.17              9.99             6,726               0.00
  2000(2)                                            10.66             10.38             4,766               0.00

COLORADO INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                  $         11.04              1.34%   $       24,141               0.85%
  2002                                               11.12              7.56            15,244               0.85
  2001                                               10.79              9.75             8,320               0.70
  2000                                               10.28              4.40             3,485               0.70
  1999                                               10.32             (0.88)            4,733               0.70
  1998                                               10.89              7.43             4,301               0.70
Class Y
  2003(1)                                  $         11.02              1.42%   $       51,353               0.70%
  2002                                               11.10              7.83            48,398               0.70
  2001                                               10.76              9.67            47,907               0.70
  2000                                               10.26              4.51            52,885               0.70
  1999                                               10.29             (1.07)           57,236               0.70
  1998                                               10.88              7.33            59,631               0.70

                                                                    RATIO OF         RATIO OF NET
                                              RATIO OF NET       EXPENSES TO           INVESTMENT
                                                INVESTMENT           AVERAGE               INCOME
                                                    INCOME        NET ASSETS       TO AVERAGE NET       PORTFOLIO
                                                TO AVERAGE        (EXCLUDING    ASSETS (EXCLUDING        TURNOVER
                                                NET ASSETS          WAIVERS)             WAIVERS)            RATE
-----------------------------------------------------------------------------------------------------------------
ARIZONA TAX FREE FUND
Class A
  2003(1)                                             4.06%             1.09%                3.72%             20%
  2002                                                4.40              1.37                 3.78              30
  2001                                                5.10              1.45                 3.90              19
  2000(2)                                             5.31              1.80                 3.76              27
Class C
  2003(1)                                             3.65%             1.84%                2.96%             20%
  2002                                                4.00              2.12                 3.03              30
  2001                                                4.66              1.84                 3.47              19
  2000(2)                                             4.95              2.72                 2.88              27
Class Y
  2003(1)                                             4.30%             0.84%                3.96%             20%
  2002                                                4.64              1.12                 4.02              30
  2001                                                5.33              1.19                 4.14              19
  2000(2)                                             5.53              1.53                 4.00              27

CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                             3.87%             1.07%                3.65%             10%
  2002                                                4.01              1.14                 3.72              23
  2001                                                4.25              1.21                 3.74              12
  2000                                                4.35              1.18                 3.87              23
  1999                                                4.19              1.17                 3.72               9
  1998                                                4.22              1.21                 3.71              22
Class Y
  2003(1)                                             4.03%             0.82%                3.91%             10%
  2002                                                4.16              0.89                 3.97              23
  2001                                                4.26              0.96                 4.00              12
  2000                                                4.36              0.93                 4.13              23
  1999                                                4.11              0.92                 3.89               9
  1998                                                4.27              0.96                 4.01              22

CALIFORNIA TAX FREE FUND
Class A
  2003(1)                                             4.21%             1.09%                3.87%              2%
  2002                                                4.26              1.31                 3.70              33
  2001                                                4.75              1.35                 3.65              19
  2000(2)                                             5.20              1.85                 3.60              12
Class C
  2003(1)                                             3.81%             1.84%                3.12%              2%
  2002                                                3.86              2.06                 2.95              33
  2001                                                4.38              1.75                 3.28              19
  2000(2)                                             5.12              2.25                 3.52              12
Class Y
  2003(1)                                             4.45%             0.84%                4.11%              2%
  2002                                                4.51              1.06                 3.95              33
  2001                                                5.00              1.10                 3.90              19
  2000(2)                                             5.42              1.59                 3.83              12

COLORADO INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                             3.77%             1.06%                3.56%              6%
  2002                                                4.48              1.11                 4.22              15
  2001                                                4.55              1.34                 3.91              24
  2000                                                4.66              1.25                 4.11              42
  1999                                                4.32              1.15                 3.87              33
  1998                                                4.43              1.17                 3.96              19
Class Y
  2003(1)                                             3.93%             0.81%                3.82%              6%
  2002                                                4.60              0.86                 4.44              15
  2001                                                4.58              1.09                 4.19              24
  2000                                                4.66              1.00                 4.36              42
  1999                                                4.31              0.90                 4.11              33
  1998                                                4.43              0.92                 4.21              19

(1) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                                                     REALIZED AND
                                                                   NET ASSET                           UNREALIZED
                                                                       VALUE               NET           GAINS OR
                                                                   BEGINNING        INVESTMENT        (LOSSES) ON
                                                                   OF PERIOD            INCOME        INVESTMENTS
-----------------------------------------------------------------------------------------------------------------
COLORADO TAX FREE FUND
Class A
  2003(1)                                                    $         11.65   $          0.25    $         (0.14)
  2002                                                                 11.09              0.48               0.56
  2001                                                                 10.42              0.54               0.66
  2000(2)                                                              10.00              0.35               0.42
Class C
  2003(1)                                                    $         11.63   $          0.22    $         (0.13)
  2002                                                                 11.08              0.44               0.56
  2001                                                                 10.41              0.49               0.67
  2000(2)                                                              10.00              0.34               0.41
Class Y
  2003(1)                                                    $         11.67   $          0.26    $         (0.14)
  2002                                                                 11.10              0.48               0.60
  2001                                                                 10.43              0.58               0.64
  2000(2)                                                              10.00              0.37               0.42

INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                                    $         11.32   $          0.22    $         (0.08)
  2002                                                                 10.95              0.43               0.40
  2001                                                                 10.48              0.48               0.46
  2000                                                                 10.45              0.48               0.04
  1999                                                                 11.05              0.46              (0.55)
  1998                                                                 10.84              0.47               0.27
Class Y
  2003(1)                                                    $         11.30   $          0.23    $         (0.08)
  2002                                                                 10.93              0.44               0.40
  2001                                                                 10.46              0.48               0.46
  2000                                                                 10.43              0.48               0.04
  1999                                                                 11.03              0.46              (0.55)
  1998                                                                 10.82              0.47               0.27

MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                                    $         10.51   $          0.20    $         (0.06)
  2002                                                                 10.21              0.43               0.29
  2001                                                                  9.80              0.44               0.41
  2000                                                                  9.79              0.45               0.02
  1999                                                                 10.29              0.43              (0.47)
  1998                                                                 10.09              0.43               0.24
Class Y
  2003(1)                                                    $         10.46   $          0.21    $         (0.05)
  2002                                                                 10.17              0.45               0.27
  2001                                                                  9.76              0.44               0.41
  2000                                                                  9.76              0.45               0.01
  1999                                                                 10.26              0.43              (0.47)
  1998                                                                 10.06              0.43               0.24

                                                                   DIVIDENDS                        DISTRIBUTIONS
                                                                    FROM NET     DISTRIBUTIONS               FROM
                                                                  INVESTMENT      FROM CAPITAL          RETURN OF
                                                                      INCOME             GAINS            CAPITAL
-----------------------------------------------------------------------------------------------------------------
COLORADO TAX FREE FUND
Class A
  2003(1)                                                    $         (0.24)  $            --    $            --
  2002                                                                 (0.47)            (0.01)                --
  2001                                                                 (0.53)               --                 --
  2000(2)                                                              (0.35)               --                 --
Class C
  2003(1)                                                    $         (0.22)  $            --    $            --
  2002                                                                 (0.44)            (0.01)                --
  2001                                                                 (0.49)               --                 --
  2000(2)                                                              (0.34)               --                 --
Class Y
  2003(1)                                                    $         (0.25)  $            --    $            --
  2002                                                                 (0.50)            (0.01)                --
  2001                                                                 (0.55)               --                 --
  2000(2)                                                              (0.36)               --                 --

INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                                    $         (0.22)  $            --    $            --
  2002                                                                 (0.43)               --              (0.03)
  2001                                                                 (0.47)               --                 --
  2000                                                                 (0.49)               --                 --
  1999                                                                 (0.46)            (0.05)                --
  1998                                                                 (0.47)            (0.06)                --
Class Y
  2003(1)                                                    $         (0.23)  $            --    $            --
  2002                                                                 (0.44)               --              (0.03)
  2001                                                                 (0.47)               --                 --
  2000                                                                 (0.49)               --                 --
  1999                                                                 (0.46)            (0.05)                --
  1998                                                                 (0.47)            (0.06)                --

MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                                    $         (0.21)  $         (0.02)   $            --
  2002                                                                 (0.42)               --                 --
  2001                                                                 (0.44)               --                 --
  2000                                                                 (0.45)            (0.01)                --
  1999                                                                 (0.43)            (0.03)                --
  1998                                                                 (0.43)            (0.04)                --
Class Y
  2003(1)                                                    $         (0.22)  $         (0.02)   $            --
  2002                                                                 (0.43)               --                 --
  2001                                                                 (0.44)               --                 --
  2000                                                                 (0.45)            (0.01)                --
  1999                                                                 (0.43)            (0.03)                --
  1998                                                                 (0.43)            (0.04)                --

The accompanying notes are an integral part of the financial statements.

                                                NET ASSETS                                               RATIO OF
                                                     VALUE                          NET ASSETS        EXPENSES TO
                                                    END OF             TOTAL            END OF            AVERAGE
                                                    PERIOD         RETURN(3)      PERIOD (000)         NET ASSETS
-----------------------------------------------------------------------------------------------------------------
COLORADO TAX FREE FUND
Class A
  2003(1)                                  $         11.52              0.98%  $        15,969               0.75%
  2002                                               11.65              9.72            19,633               0.75
  2001                                               11.09             11.78            20,550               0.25
  2000(2)                                            10.42              7.80             8,068               0.25
Class C
  2003(1)                                  $         11.50              0.78%  $         4,571               1.15%
  2002                                               11.63              9.23             3,705               1.15
  2001                                               11.08             11.41             1,698               0.65
  2000(2)                                            10.41              7.52               156               0.65
Class Y
  2003(1)                                  $         11.54              1.11%  $         9,643               0.50%
  2002                                               11.67             10.07             9,244               0.50
  2001                                               11.10             12.02             1,923               0.00
  2000(2)                                            10.43              8.05             2,430               0.00

INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                  $         11.24              1.25%  $        31,909               0.85%
  2002                                               11.32              7.78            29,838               0.85
  2001                                               10.95              9.19            23,236               0.70
  2000                                               10.48              5.10             8,994               0.70
  1999                                               10.45             (0.78)           10,713               0.70
  1998                                               11.05              7.04             9,196               0.70
Class Y
  2003(1)                                  $         11.22              1.33%  $       703,684               0.70%
  2002                                               11.30              7.95           485,592               0.70
  2001                                               10.93              9.21           458,743               0.70
  2000                                               10.46              5.11           375,279               0.70
  1999                                               10.43             (0.79)          442,464               0.70
  1998                                               11.03              7.05           460,714               0.70

MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                  $         10.42              1.36%  $        24,585               0.85%
  2002                                               10.51              7.23            19,914               0.85
  2001                                               10.21              8.85            12,408               0.70
  2000                                                9.80              4.94            12,469               0.70
  1999                                                9.79             (0.43)           14,629               0.70
  1998                                               10.29              6.80            10,330               0.70
Class Y
  2003(1)                                  $         10.38              1.54%  $       245,565               0.70%
  2002                                               10.46              7.31           251,597               0.70
  2001                                               10.17              8.89           255,939               0.70
  2000                                                9.76              5.04           244,353               0.70
  1999                                                9.76             (0.44)          279,776               0.70
  1998                                               10.26              6.82           317,598               0.70

                                                                    RATIO OF         RATIO OF NET
                                              RATIO OF NET       EXPENSES TO           INVESTMENT
                                                INVESTMENT           AVERAGE               INCOME
                                                    INCOME        NET ASSETS       TO AVERAGE NET       PORTFOLIO
                                                TO AVERAGE        (EXCLUDING    ASSETS (EXCLUDING        TURNOVER
                                                NET ASSETS          WAIVERS)             WAIVERS)            RATE
-----------------------------------------------------------------------------------------------------------------
COLORADO TAX FREE FUND
Class A
  2003(1)                                             4.26%             1.08%                3.93%             11%
  2002                                                4.32              1.30                 3.77              22
  2001                                                5.03              1.42                 3.86              23
  2000(2)                                             5.28              1.80                 3.73              36
Class C
  2003(1)                                             3.86%             1.83%                3.18%             11%
  2002                                                3.95              2.05                 3.05              22
  2001                                                4.61              1.82                 3.44              23
  2000(2)                                             4.92              2.58                 2.99              36
Class Y
  2003(1)                                             4.51%             0.83%                4.18%             11%
  2002                                                4.59              1.05                 4.04              22
  2001                                                5.32              1.18                 4.14              23
  2000(2)                                             5.47              1.53                 3.94              36

INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                             3.91%             1.05%                3.71%              9%
  2002                                                3.87              1.03                 3.69              28
  2001                                                4.43              1.13                 4.00              12
  2000                                                4.61              1.12                 4.19              29
  1999                                                4.31              1.12                 3.89              23
  1998                                                4.31              1.11                 3.90              27
Class Y
  2003(1)                                             4.05%             0.80%                3.95%              9%
  2002                                                4.04              0.78                 3.96              28
  2001                                                4.43              0.87                 4.26              12
  2000                                                4.62              0.87                 4.45              29
  1999                                                4.31              0.87                 4.14              23
  1998                                                4.32              0.86                 4.16              27

MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                             3.93%             1.05%                3.73%              7%
  2002                                                4.27              1.03                 4.09              15
  2001                                                4.38              1.13                 3.95              13
  2000                                                4.59              1.12                 4.17              18
  1999                                                4.30              1.12                 3.88              12
  1998                                                4.30              1.11                 3.89              24
Class Y
  2003(1)                                             4.08%             0.80%                3.98%              7%
  2002                                                4.41              0.78                 4.33              15
  2001                                                4.38              0.88                 4.20              13
  2000                                                4.59              0.87                 4.42              18
  1999                                                4.28              0.87                 4.11              12
  1998                                                4.30              0.86                 4.14              24

(1) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                                  REALIZED AND
                                                 NET ASSET                          UNREALIZED          DIVIDENDS
                                                     VALUE               NET          GAINS OR           FROM NET    DISTRIBUTIONS
                                                 BEGINNING        INVESTMENT       (LOSSES) ON         INVESTMENT     FROM CAPITAL
                                                 OF PERIOD            INCOME       INVESTMENTS             INCOME            GAINS
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX FREE FUND(1)
Class A
  2003(2)                                  $         11.39   $          0.24   $         (0.06)   $         (0.22)  $        (0.03)
  2002                                               11.06              0.47              0.34              (0.47)           (0.01)
  2001                                               10.64              0.53              0.43              (0.54)              --
  2000                                               10.70              0.55             (0.06)             (0.55)              --
  1999                                               11.46              0.55             (0.69)             (0.56)           (0.06)
  1998                                               11.15              0.57              0.36              (0.56)           (0.06)
Class C
  2003(2)                                  $         11.36   $          0.22   $         (0.07)   $         (0.20)  $        (0.03)
  2002                                               11.04              0.43              0.33              (0.43)           (0.01)
  2001                                               10.62              0.49              0.43              (0.50)              --
  2000                                               10.69              0.53             (0.09)             (0.51)              --
  1999(3)                                            11.38              0.37             (0.71)             (0.35)              --
Class Y
  2003(2)                                  $         11.38   $          0.26   $         (0.06)   $         (0.24)  $        (0.03)
  2002                                               11.05              0.49              0.35              (0.50)           (0.01)
  2001                                               10.63              0.55              0.44              (0.57)              --
  2000                                               10.69              0.58             (0.07)             (0.57)              --
  1999                                               11.45              0.58             (0.69)             (0.59)           (0.06)
  1998                                               11.14              0.60              0.36              (0.59)           (0.06)

MISSOURI TAX FREE FUND(4)
Class A
  2003(2)                                  $         12.47   $          0.23   $         (0.11)   $         (0.23)  $        (0.06)
  2002                                               12.05              0.46              0.47              (0.47)           (0.04)
  2001(5)                                            11.54              0.46              0.50              (0.44)           (0.01)
  2000(6)                                            11.31              0.48              0.23              (0.48)              --
  1999(7)                                            12.08              0.50             (0.74)             (0.51)           (0.02)
  1998(7)                                            11.87              0.52              0.21              (0.52)              --
  1997(7)                                            11.69              0.53              0.18              (0.53)              --
Class C
  2003(2)                                  $         12.46   $          0.20   $         (0.11)   $         (0.21)  $        (0.06)
  2002                                               12.05              0.41              0.48              (0.44)           (0.04)
  2001(8)                                            12.03                --              0.02                 --               --
Class Y
  2003(2)                                  $         12.48   $          0.24   $         (0.12)   $         (0.24)  $        (0.06)
  2002                                               12.06              0.48              0.48              (0.50)           (0.04)
  2001(5)                                            11.55              0.49              0.50              (0.47)           (0.01)
  2000(6)                                            11.32              0.50              0.23              (0.50)              --
  1999(7)                                            12.08              0.53             (0.74)             (0.53)           (0.02)
  1998(7)                                            11.87              0.55              0.21              (0.55)              --
  1997(7)                                            11.69              0.56              0.18              (0.56)              --

NEBRASKA TAX FREE FUND
Class A
  2003(2)                                  $         10.70   $          0.21   $         (0.11)   $         (0.20)  $        (0.01)
  2002                                               10.20              0.41              0.49              (0.40)              --
  2001(9)                                            10.00              0.24              0.20              (0.24)              --
Class C
  2003(2)                                  $         10.63   $          0.18   $         (0.10)   $         (0.18)  $        (0.01)
  2002                                               10.14              0.36              0.50              (0.37)              --
  2001(9)                                            10.00              0.20              0.17              (0.23)              --
Class Y
  2003(2)                                  $         10.69   $          0.22   $         (0.10)   $         (0.21)  $        (0.01)
  2002                                               10.19              0.43              0.50              (0.43)              --
  2001(9)                                            10.00              0.26              0.19              (0.26)              --

The accompanying notes are an integral part of the financial statements.

                                                NET ASSETS                                               RATIO OF
                                                     VALUE                          NET ASSETS        EXPENSES TO
                                                    END OF             TOTAL            END OF            AVERAGE
                                                    PERIOD         RETURN(3)      PERIOD (000)         NET ASSETS
-----------------------------------------------------------------------------------------------------------------
MINNESOTA TAX FREE FUND(1)
Class A
  2003(2)                                  $         11.32              1.66%  $       130,715               0.95%
  2002                                               11.39              7.23           135,607               0.95
  2001                                               11.06              9.24           107,260               0.95
  2000                                               10.64              4.75            93,995               0.95
  1999                                               10.70             (1.31)          108,116               0.95
  1998                                               11.46              8.85           118,937               0.95
Class C
  2003(2)                                  $         11.28              1.38%  $        12,825               1.35%
  2002                                               11.36              7.10            11,703               1.35
  2001                                               11.04              8.88             6,382               1.35
  2000                                               10.62              4.25             2,037               1.35
  1999(3)                                            10.69             (3.03)            1,682               1.35
Class Y
  2003(2)                                  $         11.31              1.79%  $        50,751               0.70%
  2002                                               11.38              7.84            54,638               0.70
  2001                                               11.05              9.52            49,078               0.70
  2000                                               10.63              5.00            40,860               0.70
  1999                                               10.69             (1.07)           17,356               0.70
  1998                                               11.45              8.83             8,155               0.78

MISSOURI TAX FREE FUND(4)
Class A
  2003(2)                                  $         12.30              1.01%  $        27,668               0.95%
  2002                                               12.47              7.99            26,496               0.95
  2001(5)                                            12.05              8.44            22,573               0.94
  2000(6)                                            11.54              6.41            19,876               0.87
  1999(7)                                            11.31             (2.09)           21,242               0.86
  1998(7)                                            12.08              6.31            23,611               0.86
  1997(7)                                            11.87              6.27            23,722               0.86
Class C
  2003(2)                                  $         12.28              0.80%  $           257               1.35%
  2002                                               12.46              7.58                21               1.35
  2001(8)                                            12.05              0.17                --               0.00
Class Y
  2003(2)                                  $         12.30              1.05%  $       171,358               0.70%
  2002                                               12.48              8.25           142,344               0.70
  2001(5)                                            12.06              8.67           129,715               0.69
  2000(6)                                            11.55              6.60           126,896               0.67
  1999(7)                                            11.32             (1.81)          111,842               0.66
  1998(7)                                            12.08              6.52            94,402               0.66
  1997(7)                                            11.87              6.48            75,431               0.66

NEBRASKA TAX FREE FUND
Class A
  2003(2)                                  $         10.59              0.99%  $         4,409               0.75%
  2002                                               10.70              9.09             4,904               0.75
  2001(9)                                            10.20              4.48             5,090               0.55
Class C
  2003(2)                                  $         10.52              0.81%  $         1,303               1.15%
  2002                                               10.63              8.66               982               1.15
  2001(9)                                            10.14              3.71               226               0.95
Class Y
  2003(2)                                  $         10.59              1.21%  $        28,965               0.50%
  2002                                               10.69              9.37            27,348               0.50
  2001(9)                                            10.19              4.51            22,443               0.30

                                                                    RATIO OF         RATIO OF NET
                                              RATIO OF NET       EXPENSES TO           INVESTMENT
                                                INVESTMENT           AVERAGE               INCOME
                                                    INCOME        NET ASSETS       TO AVERAGE NET       PORTFOLIO
                                                TO AVERAGE        (EXCLUDING    ASSETS (EXCLUDING        TURNOVER
                                                NET ASSETS          WAIVERS)             WAIVERS)            RATE
-----------------------------------------------------------------------------------------------------------------
MINNESOTA TAX FREE FUND (1)
Class A
  2003(2)                                             4.30%             1.06%                4.19%              6%
  2002                                                4.22              1.09                 4.08              26
  2001                                                4.84              1.18                 4.61              15
  2000                                                5.22              1.17                 5.00              34
  1999                                                4.98              1.17                 4.76              15
  1998                                                5.05              1.01                 4.99              16
Class C
  2003(2)                                             3.90%             1.81%                3.44%              6%
  2002                                                3.80              1.84                 3.31              26
  2001                                                4.39              1.58                 4.16              15
  2000                                                4.83              1.77                 4.41              34
  1999(3)                                             4.70              1.87                 4.18              15
Class Y
  2003(2)                                             4.55%             0.81%                4.44%              6%
  2002                                                4.47              0.84                 4.33              26
  2001                                                5.09              0.93                 4.86              15
  2000                                                5.49              0.93                 5.26              34
  1999                                                5.26              0.87                 5.09              15
  1998                                                5.79              0.82                 5.75              16

MISSOURI TAX FREE FUND (4)
Class A
  2003(2)                                             3.73%             1.07%                3.61%              4%
  2002                                                3.81              1.06                 3.70              25
  2001(5)                                             4.23              1.00                 4.17               9
  2000(6)                                             4.59              0.98                 4.48               3
  1999(7)                                             4.30              1.07                 4.09               1
  1998(7)                                             4.38              1.06                 4.18               6
  1997(7)                                             4.57              1.06                 4.37               4
Class C
  2003(2)                                             3.35%             1.81%                2.88%              4%
  2002                                                3.28              1.81                 2.82              25
  2001(8)                                             0.00              0.00                 0.00               9
Class Y
  2003(2)                                             3.97%             0.81%                3.86%              4%
  2002                                                4.06              0.81                 3.95              25
  2001(5)                                             4.48              0.75                 4.42               9
  2000(6)                                             4.79              1.08                 4.38               3
  1999(7)                                             4.51              1.07                 4.10               1
  1998(7)                                             4.57              1.06                 4.17               6
  1997(7)                                             4.76              1.06                 4.36               4

NEBRASKA TAX FREE FUND
Class A
  2003(2)                                             3.91%             1.08%                3.58%              4%
  2002                                                3.98              1.29                 3.44              35
  2001(9)                                             4.12              1.38                 3.29              30
Class C
  2003(2)                                             3.51%             1.83%                2.83%              4%
  2002                                                3.57              2.04                 2.68              35
  2001(9)                                             3.73              1.75                 2.93              30
Class Y
  2003(2)                                             4.16%             0.83%                3.83%              4%
  2002                                                4.22              1.04                 3.68              35
  2001(9)                                             4.36              1.13                 3.53              30

(1) The financial highlights for the Minnesota Tax Free Fund as set forth herein include the historical financial highlights of the Piper Minnesota Tax-Exempt Fund Class A shares and Class Y shares. The assets of the Piper Minnesota Tax-Exempt Fund were acquired by Minnesota Tax Free Fund on July 31, 1998. In connection with this acquisition, (i) Class A shares of the Piper Minnesota Tax-Exempt Fund were exchanged for Class A shares of the Minnesota Tax Free Fund, (ii) Class Y shares of the Piper Minnesota Tax-Exempt Fund were exchanged for Class Y shares of the Minnesota Tax Free Fund. On July 31, 1998, the Fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.

(2) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) The financial highlights for the Missouri Tax Free Fund as set forth herein include the historical financial highlights of the Firstar Missouri Tax-Exempt Bond Fund Class A shares and Class I shares. The assets of the Firstar Missouri Tax-Exempt Bond Fund were acquired by Missouri Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar Missouri Tax-Exempt Bond Fund were exchanged for Class A shares and Class Y shares of Missouri Tax Free Fund, respectively.

(5) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(7)  For the fiscal year ended November 30.

(8) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(9) Commenced operations on February 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(10) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                                  REALIZED AND
                                                 NET ASSET                          UNREALIZED          DIVIDENDS
                                                     VALUE               NET          GAINS OR           FROM NET    DISTRIBUTIONS
                                                 BEGINNING        INVESTMENT       (LOSSES) ON         INVESTMENT     FROM CAPITAL
                                                 OF PERIOD            INCOME       INVESTMENTS             INCOME            GAINS
----------------------------------------------------------------------------------------------------------------------------------
OHIO TAX FREE FUND
Class A
  2003(1)                                  $         10.58   $          0.18   $         (0.10)   $         (0.18)  $           --
  2002(2)                                            10.00              0.15              0.59              (0.16)              --
Class C
  2003(1)                                  $         10.57   $          0.16   $         (0.19)   $         (0.16)  $           --
  2002(2)                                            10.00              0.13              0.58              (0.14)              --
Class Y
  2003(1)                                  $         10.57   $          0.20   $         (0.09)   $         (0.20)  $           --
  2002(2)                                            10.00              0.16              0.58              (0.17)              --

OREGON INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                  $         10.49   $          0.19   $         (0.08)   $         (0.19)  $        (0.02)
  2002                                               10.18              0.40              0.31              (0.40)              --
  2001                                                9.74              0.43              0.44              (0.43)              --
  2000                                                9.72              0.43              0.02              (0.43)              --
  1999(3)                                            10.23              0.29             (0.51)             (0.29)              --
Class Y
  2003(1)                                  $         10.49   $          0.20   $         (0.08)   $         (0.20)  $        (0.02)
  2002                                               10.18              0.42              0.31              (0.42)              --
  2001                                                9.74              0.43              0.44              (0.43)              --
  2000                                                9.72              0.43              0.02              (0.43)              --
  1999                                               10.24              0.43             (0.49)             (0.43)           (0.03)
  1998                                               10.05              0.45              0.21              (0.45)           (0.02)

SHORT TAX FREE FUND(4)
Class A
  2003                                     $         10.00   $          0.13   $          0.14    $         (0.13)  $           --
Class Y
  2003                                     $         10.00   $          0.14   $          0.14    $         (0.14)  $           --

TAX FREE FUND(5)
Class A
  2003(1)                                  $         11.44   $          0.24   $         (0.10)   $         (0.24)  $        (0.13)
  2002                                               10.99              0.47              0.44              (0.46)              --
  2001(6)                                            10.53              0.42              0.43              (0.39)              --
  2000(7)                                            10.20              0.40              0.34              (0.41)              --
  1999(8)                                            11.06              0.44             (0.75)             (0.44)           (0.11)
  1998(8)                                            11.11              0.48              0.33              (0.48)           (0.38)
  1997(8)                                            10.87              0.56              0.24              (0.56)              --
Class C
  2003(1)                                  $         11.40   $          0.21   $         (0.10)   $         (0.21)  $        (0.13)
  2002                                               10.96              0.42              0.45              (0.43)              --
  2001(9)                                            10.93              0.01              0.02                 --               --
Class Y
  2003(1)                                  $         11.45   $          0.25   $         (0.10)   $         (0.25)  $        (0.13)
  2002                                               11.00              0.49              0.45              (0.49)              --
  2001(6)                                            10.53              0.44              0.45              (0.42)              --
  2000(7)                                            10.21              0.42              0.33              (0.43)              --
  1999(8)                                            11.10              0.47             (0.78)             (0.47)           (0.11)
  1998(8)                                            11.15              0.50              0.33              (0.50)           (0.38)
  1997(8)                                            10.90              0.59              0.25              (0.59)              --

The accompanying notes are an integral part of the financial statements.

                                                NET ASSETS                                               RATIO OF
                                                     VALUE                          NET ASSETS        EXPENSES TO
                                                    END OF             TOTAL            END OF            AVERAGE
                                                    PERIOD         RETURN(3)      PERIOD (000)         NET ASSETS
-----------------------------------------------------------------------------------------------------------------
OHIO TAX FREE FUND
Class A
  2003(1)                                  $         10.48              0.85%  $           525               0.75%
  2002(2)                                            10.58              7.42               453               0.75
Class C
  2003(1)                                  $         10.38             (0.21)% $           214               1.15%
  2002(2)                                            10.57              7.13                 1               1.15
Class Y
  2003(1)                                  $         10.48              1.07%  $        39,054               0.50%
  2002(2)                                            10.57              7.41            38,083               0.50

OREGON INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                  $         10.39              1.04%  $         7,780               0.85%
  2002                                               10.49              7.23             7,030               0.85
  2001                                               10.18              9.08             5,477               0.70
  2000                                                9.74              4.79             3,303               0.70
  1999(3)                                             9.72             (2.22)            2,005               0.70
Class Y
  2003(1)                                  $         10.39              1.12%  $       148,740               0.70%
  2002                                               10.49              7.39           151,928               0.70
  2001                                               10.18              9.08           153,951               0.70
  2000                                                9.74              4.78           160,124               0.70
  1999                                                9.72             (0.66)          178,411               0.70
  1998                                               10.24              6.66           187,383               0.70

SHORT TAX FREE FUND(4)
Class A
  2003                                     $         10.14              2.74%  $         1,675               0.75%
Class Y
  2003                                     $         10.14              2.79%  $       365,803               0.60%

TAX FREE FUND(5)
Class A
  2003(1)                                  $         11.21              1.24%  $        42,006               0.95%
  2002                                               11.44              8.56            43,708               0.95
  2001(6)                                            10.99              8.22            48,769               1.16
  2000(7)                                            10.53              7.43             1,526               0.98
  1999(8)                                            10.20             (2.87)            1,582               0.96
  1998(8)                                            11.06              7.56             1,162               0.85
  1997(8)                                            11.11              7.61               717               0.35
Class C
  2003(1)                                  $         11.17              1.05%  $         6,348               1.35%
  2002                                               11.40              8.14             6,199               1.35
  2001(9)                                            10.96              0.27             4,494               1.04
Class Y
  2003(1)                                  $         11.22              1.37%  $       477,674               0.70%
  2002                                               11.45              8.84           497,140               0.70
  2001(6)                                            11.00              8.59           501,361               0.73
  2000(7)                                            10.53              7.63           253,803               0.78
  1999(8)                                            10.21             (2.97)          326,840               0.76
  1998(8)                                            11.10              7.76           384,518               0.56
  1997(8)                                            11.15              7.97           366,889               0.14

                                                                    RATIO OF         RATIO OF NET
                                              RATIO OF NET       EXPENSES TO           INVESTMENT
                                                INVESTMENT           AVERAGE               INCOME
                                                    INCOME        NET ASSETS       TO AVERAGE NET       PORTFOLIO
                                                TO AVERAGE        (EXCLUDING    ASSETS (EXCLUDING        TURNOVER
                                                NET ASSETS           WAIVERS)            WAIVERS)            RATE
-----------------------------------------------------------------------------------------------------------------
OHIO TAX FREE FUND
Class A
  2003(1)                                             3.61%             1.11%                3.25%              5%
  2002(2)                                             3.25              1.23                 2.77               3
Class C
  2003(1)                                             3.24%             1.86%                2.53%              5%
  2002(2)                                             3.01              1.98                 2.18               3
Class Y
  2003(1)                                             3.85%             0.86%                3.49%              5%
  2002(2)                                             3.74              0.98                 3.26               3

OREGON INTERMEDIATE TAX FREE FUND
Class A
  2003(1)                                             3.76%             1.06%                3.55%              9%
  2002                                                3.95              1.05                 3.75              18
  2001                                                4.27              1.13                 3.84              20
  2000                                                4.47              1.13                 4.04              18
  1999(3)                                             4.37              1.12                 3.95              13
Class Y
  2003(1)                                             3.91%             0.81%                3.80%              9%
  2002                                                4.10              0.80                 4.00              18
  2001                                                4.28              0.89                 4.09              20
  2000                                                4.47              0.88                 4.29              18
  1999                                                4.30              0.87                 4.13              13
  1998                                                4.43              0.87                 4.26              20

SHORT TAX FREE FUND(4)
Class A
  2003                                                3.00%             1.05%                2.70%             35%
Class Y
  2003                                                3.30%             0.80%                3.10%             35%

TAX FREE FUND(5)
Class A
  2003(1)                                             4.22%             1.05%                4.12%             13%
  2002                                                4.20              1.02                 4.13              39
  2001(6)                                             4.27              1.18                 4.25               3
  2000(7)                                             4.34              1.09                 4.23               4
  1999(8)                                             4.14              1.16                 3.94              --
  1998(8)                                             4.18              1.16                 3.87              18
  1997(8)                                             4.71              1.17                 3.89              84
Class C
  2003(1)                                             3.81%             1.80%                3.36%             13%
  2002                                                3.82              1.77                 3.40              39
  2001(9)                                             5.61              1.04                 5.61               3
Class Y
  2003(1)                                             4.46%             0.80%                4.36%             13%
  2002                                                4.47              0.77                 4.40              39
  2001(6)                                             4.32              0.74                 4.31               3
  2000(7)                                             4.54              1.19                 4.13               4
  1999(8)                                             4.33              1.16                 3.93              --
  1998(8)                                             4.52              1.16                 3.92              18
  1997(8)                                             5.38              1.17                 4.35              84

(1) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

(2) Commenced operations on April 30,2002. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) The financial highlights for the Tax Free Fund as set forth herein include the historical financial highlights of the Firstar National Municipal Bond Fund Class A shares and Class I shares. The assets of the Firstar National Municipal Bond Fund were acquired by Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar National Municipal Bond Fund were exchanged for Class A shares and Class Y shares of Tax Free Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Tax Free Fund and the Firstar National Municipal Bond Fund. Firstar National Municipal Bond Fund is the accounting survivor.

(6) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(7) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(8)  For the fiscal year ended November 30.

(9) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(10) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.

NOTES TO FINANCIAL STATEMENTS  March 31, 2003 (unaudited)

1 >  Organization

     The First American Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. FAIF currently offers 37 funds, including the Funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the board of directors to create additional funds in the future.

     Each of these Funds offers Class A and Class Y shares. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund are sold with a front-end sales charge of 4.25%. Class A shares of California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund are sold with a front-end sales charge of 2.25%. Class C shares are sold with a front-end sales charge of 1.00% and are subject to a contingent deferred sales charge for 18 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by one or more independent pricing services that have been approved by the board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the board of directors. As of March 31, 2003, the Funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     TAXES -

     FEDERAL

     It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences.

     The character of distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. The character of the distributions paid during the six months ended March 31, 2003 (estimated) and the fiscal year ended September 30, 2002, were as follows:

                                                                              2003
              ------------------------------------------------------------------------------------
                                                         TAX EXEMPT     LONG TERM
              FUND                                     INCOME (000)     GAIN (000)     TOTAL (000)
              ------------------------------------------------------------------------------------
              Arizona Tax Free Fund                        $    563        $    68        $    631
              California Intermediate Tax Free Fund             983            102           1,085
              California Tax Free Fund                          579            160             739
              Colorado Intermediate Tax Free Fund             1,466             --           1,466
              Colorado Tax Free Fund                            648             --             648
              Intermediate Tax Free Fund                     14,101             --          14,101
              Minnesota Intermediate Tax Free Fund            5,593            432           6,025
              Minnesota Tax Free Fund                         3,917            457           4,374
              Missouri Tax Free Fund                          3,637            860           4,497
              Nebraska Tax Free Fund                            677             25             702
              Ohio Tax Free Fund                                743             --             743
              Oregon Intermediate Tax Free Fund               2,986            220           3,206
              Short Tax Free Fund                             4,565             --           4,565
              Tax Free Fund                                  11,695          5,996          17,691

                                                                              2002
-----------------------------------------------------------------------------------------------------------------------
                                          TAX EXEMPT        ORDINARY     LONG TERM             RETURN
FUND                                    INCOME (000)    INCOME (000)    GAIN (000)    OF CAPITAL (000)    TOTAL (000)
-----------------------------------------------------------------------------------------------------------------------
Arizona Tax Free Fund                      $     952          $   42        $    1            $     --      $     995
California Intermediate Tax Free Fund          1,966              10            --                  --          1,976
California Tax Free Fund                       1,155              99            21                  --          1,275
Colorado Intermediate Tax Free Fund            2,462             122            --                  --          2,584
Colorado Tax Free Fund                         1,220              32             7                  --          1,259
Intermediate Tax Free Fund                    20,000              74            --               1,162         21,236
Minnesota Intermediate Tax Free Fund          10,749             421            --                  --         11,170
Minnesota Tax Free Fund                        7,945              36           226                  --          8,207
Missouri Tax Free Fund                         6,741              23           546                  --          7,310
Nebraska Tax Free Fund                         1,240              --            --                  --          1,240
Ohio Tax Free Fund                               531              17            --                   5            553
Oregon Intermediate Tax Free Fund              6,451              --            --                  --          6,451
Tax Free Fund                                 24,041              56            --                  --         24,097

In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

As of September 30, 2002, the Funds' most recently completed fiscal year end, the components of accumulated earnings on a tax basis were:

                                                                                       ACCUMULATED
                                    UNDISTRIBUTED  UNDISTRIBUTED       UNDISTRIBUTED   CAPITAL AND                             TOTAL
                                         ORDINARY     TAX EXEMPT           LONG TERM  POST-OCTOBER         UNREALIZED    ACCUMULATED
FUND                        INCOME (DEFICIT)(000)    INCOME(000)  CAPITAL GAINS(000)   LOSSES(000)  APPRECIATION(000)  EARNINGS(000)
------------------------------------------------------------------------------------------------------------------------------------
Arizona Tax Free Fund                      $   25         $   17            $     42      $     --          $   1,983      $   2,067
California Intermediate
  Tax Free Fund                                --             12                  94            --              4,543          4,649
California Tax Free Fund                       83             35                  76            --              2,544          2,738
Colorado Intermediate
  Tax Free Fund                                --            158                  --          (472)             5,445          5,131
Colorado Tax Free Fund                         --             45                  --           (37)             3,041          3,049
Intermediate Tax Free Fund                     (4)            --                  --        (1,001)            37,115         36,110
Minnesota Intermediate
  Tax Free Fund                                --            449                 339            --             19,212         20,000
Minnesota Tax Free Fund                       331             --                 125            --             12,763         13,219
Missouri Tax Free Fund                         79             --                 781            --             11,475         12,335
Nebraska Tax Free Fund                         --             14                  25            --              2,006          2,045
Ohio Tax Free Fund                             --             --                  --            --              1,932          1,932
Oregon Intermediate Tax
  Free Fund                                    23             35                 173            --             11,593         11,824
Tax Free Fund                                  --            427               5,994            --             41,477         47,898

     As of September 30, 2002, the Funds' most recently completed fiscal year end, the following Funds have capital loss carryforwards:

     FUND                                         AMOUNT(000)    EXPIRATION DATE
     ---------------------------------------------------------------------------
     Colorado Intermediate Tax Free Fund             $   472           2008-2009
     Colorado Tax Free Fund                                2                2010
     Intermediate Tax Free Fund                        1,001           2007-2009


     The Colorado Tax Free Fund incurred a loss for tax purposes of $35,024 for the period from November 1, 2001 to September 30, 2002. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ended September 30, 2003.

     STATE

     Minnesota taxable net income is based generally on federal taxable income. The portion of any tax-exempt dividends paid by the Fund that is derived from interest on Minnesota municipal bonds will be excluded from Minnesota taxable net income of individuals, estates, and trusts, provided that the portion of the tax-exempt dividends paid from these obligations represents 95% or more of the exempt-interest dividends paid by the Fund. The remaining portion of these dividends, and dividends that are not exempt-interest dividends or capital gains distributions, will be included in the Minnesota taxable net income of individuals, estates, and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At March 31, 2003, the Colorado Tax Free Fund, Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund had outstanding when-issued commitments of $514,665, $1,021,300, $5,744,401, and
     $3,973,615, respectively.

     INVERSE FLOATERS - As part of their investment strategy, the Funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject a Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the Funds invest in inverse floaters, the net asset value of the Funds' shares may be more volatile than if the Funds did not invest in such securities. At March 31, 2003, the Tax Free Fund had investments in inverse floaters with a value of $3,238,620, which represents 0.6% of the Fund's net assets.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Missouri Tax Free Fund and Tax Free Fund, prior to September 24, 2001, is that of Firstar Missouri Tax-Exempt Bond Fund and Firstar National Municipal Bond Fund.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The fee for each Fund is equal to an annual rate of 0.50% of the average daily net assets of the Fund. USBAM may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. USBAM also may absorb or reimburse expenses of the Funds from time to time, at its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year.

     The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of nonrelated entities except that, to avoid duplicative investment advisory fees, USBAM reimburses each FAIF Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and FAIF. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% on the next $17 billion of aggregate average daily net assets, 0.22% on the next $25 billion of aggregate daily net assets, and 0.20% of the aggregate daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. In addition, the Funds pay the Administrators annual fees of $18,500 per class and additional per account fees for transfer agent services.

     For the six months ended March 31, 2003, administration and transfer agent fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows:

     FUND                                                            AMOUNT(000)
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                $   38
     California Intermediate Tax Free Fund                                    68
     California Tax Free Fund                                                 36
     Colorado Intermediate Tax Free Fund                                      96
     Colorado Tax Free Fund                                                   42
     Intermediate Tax Free Fund                                              965
     Minnesota Intermediate Tax Free Fund                                    363
     Minnesota Tax Free Fund                                                 263
     Missouri Tax Free Fund                                                  257
     Nebraska Tax Free Fund                                                   45
     Ohio Tax Free Fund                                                       53
     Oregon Intermediate Tax Free Fund                                       213
     Short Tax Free Fund                                                     394
     Tax Free Fund                                                           722

     CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors,
     LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to a distribution agreement with FAIF. Under the respective distribution agreement, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee at an annual rate of 0.25% and 1.00% of each Fund's average daily net assets of the Class A shares and Class C shares, respectively, which may be used by Quasar to provide compensation for sales support, distribution activities, and shareholder servicing activities. The distributor is currently waiving fees equal to 0.10% of average daily net assets for Class A shares in the California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund. For Class C shares, the distributor is currently waiving fees equal to 0.35% of average daily net assets for Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund. No distribution or shareholder servicing fees are paid by Class Y shares.

     For the six months ended March 31, 2003, total distribution and shareholder servicing fees waived by the distributor for the Funds included in this semiannual report were as follows:

     FUND                                                            AMOUNT(000)
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                $    4
     California Intermediate Tax Free Fund                                     2
     California Tax Free Fund                                                  2
     Colorado Intermediate Tax Free Fund                                      10
     Colorado Tax Free Fund                                                    7
     Intermediate Tax Free Fund                                               15
     Minnesota Intermediate Tax Free Fund                                     11
     Minnesota Tax Free Fund                                                  21
     Nebraska Tax Free Fund                                                    2
     Oregon Intermediate Tax Free Fund                                         4
     Tax Free Fund                                                            11

     Under the distribution agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the six months ended March 31, 2003:

     FUND                                                            AMOUNT(000)
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                $   20
     California Intermediate Tax Free Fund                                     3
     California Tax Free Fund                                                 17
     Colorado Intermediate Tax Free Fund                                      13
     Colorado Tax Free Fund                                                   27
     Intermediate Tax Free Fund                                               18
     Minnesota Intermediate Tax Free Fund                                     14
     Minnesota Tax Free Fund                                                 162
     Missouri Tax Free Fund                                                   29
     Nebraska Tax Free Fund                                                    6
     Ohio Tax Free Fund                                                        1
     Oregon Intermediate Tax Free Fund                                         5
     Short Tax Free Fund                                                       1
     Tax Free Fund                                                            55

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses.

     For the six months ended March 31, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions made in the Class C shares for the first 18 months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2003, total front-end and contingent deferred sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows:

     FUND                                                            AMOUNT(000)
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                $   --
     California Intermediate Tax Free Fund                                    19
     California Tax Free Fund                                                 11
     Colorado Intermediate Tax Free Fund                                     151
     Colorado Tax Free Fund                                                   19
     Intermediate Tax Free Fund                                               45
     Minnesota Intermediate Tax Free Fund                                     65
     Minnesota Tax Free Fund                                                 145
     Missouri Tax Free Fund                                                  115
     Nebraska Tax Free Fund                                                   --
     Ohio Tax Free Fund                                                        8
     Oregon Intermediate Tax Free Fund                                        16
     Short Tax Free Fund                                                       9
     Tax Free Fund                                                            18

4 >  Capital Share Transactions

     FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows:

                                                            ARIZONA           CALIFORNIA                                COLORADO
                                                           TAX FREE         INTERMEDIATE           CALIFORNIA        INTERMEDIATE
                                                          FUND(000)   TAX FREE FUND(000)   TAX FREE FUND(000)   TAX FREE FUND000)
------------------------------------------------------------------------------------------------------------------------------------
                                                  10/1/02   10/1/01    10/1/02   10/1/01    10/1/02   10/1/01    10/1/02   10/1/01
                                                       TO        TO         TO        TO         TO        TO         TO        TO
                                                  3/31/03   9/30/02    3/31/03   9/30/02    3/31/03   9/30/02    3/31/03   9/30/02
------------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)          (UNAUDITED)          (UNAUDITED)          (UNAUDITED)
CLASS A:
  SHARES ISSUED                                       340       279         90       162         84       149      1,010     1,023
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS          27        46          7        12         25        63         30        31
  SHARES REDEEMED                                    (204)     (508)      (142)      (49)      (142)     (722)      (224)     (454)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                            163      (183)       (45)      125        (33)     (510)       816       600
====================================================================================================================================
CLASS C:
  SHARES ISSUED                                        10       111         --        --          6       105         --        --
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS           5        10         --        --          2         3         --        --
  SHARES REDEEMED                                     (44)      (48)        --        --         (9)      (70)        --        --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                            (29)       73         --        --         (1)       38         --        --
====================================================================================================================================
CLASS Y:
  SHARES ISSUED                                       194       470        276       561        529       492        632     1,194
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS           2         1          3         1          4         1          1        --
  SHARES REDEEMED                                    (181)      (67)      (134)     (566)       (73)      (76)      (331)   (1,284)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                             15       404        145        (4)       460       417        302       (90)
====================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES             149       294        100       121        426       (55)     1,118       510
====================================================================================================================================

                                                                                                                        MINNESOTA
                                                                 COLORADO                INTERMEDIATE                INTERMEDIATE
                                                       TAX FREE FUND(000)          TAX FREE FUND(000)          TAX FREE FUND(000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                    10/1/02       10/1/01       10/1/02       10/1/01       10/1/02       10/1/01
                                                         TO            TO            TO            TO            TO            TO
                                                    3/31/03       9/30/02       3/31/03       9/30/02       3/31/03       9/30/02
-----------------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CLASS A:
  SHARES ISSUED                                          52           227           620         1,106           763           801
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS            29            70            41            69            32            38
  SHARES REDEEMED                                      (381)         (464)         (457)         (662)         (332)         (159)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                             (300)         (167)          204           513           463           680
===================================================================================================================================
CLASS C:
  SHARES ISSUED                                          80           182            --            --            --            --
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS             6             8            --            --            --            --
  SHARES REDEEMED                                        (7)          (25)           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                               79           165            --            --            --            --
===================================================================================================================================
CLASS Y:
  SHARES ISSUED                                          87           751         5,885        10,625         1,897         2,730
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS             1             1            82           167            18            27
  SHARES REDEEMED                                       (44)         (133)       (5,634)       (9,800)       (2,295)       (3,891)
  SHARES ISSUED IN CONNECTION WITH ACQUISITION
    OF COMMON TRUST FUND NET ASSETS                      --            --        19,435            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                               44           619        19,768           992          (380)       (1,134)
===================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES              (177)          617        19,972         1,505            83          (454)
===================================================================================================================================

                                                                  MINNESOTA                      MISSOURI
                                                         TAX FREE FUND(000)            TAX FREE FUND(000)
-----------------------------------------------------------------------------------------------------------
                                                     10/1/02        10/1/01        10/1/02        10/1/01
                                                          TO             TO             TO             TO
                                                     3/31/03        9/30/02        3/31/03        9/30/02
-----------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)                   (UNAUDITED)
CLASS A:
  SHARES ISSUED                                          954          3,715            190            349
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS            244            469             30             49
  SHARES REDEEMED                                     (1,550)        (1,977)           (95)          (147)
-----------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                              (352)         2,207            125            251
===========================================================================================================
CLASS C:
  SHARES ISSUED                                          183            514             19              2
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS             21             32             --             --
  SHARES REDEEMED                                        (98)           (94)            --             --
-----------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                               106            452             19              2
===========================================================================================================
CLASS Y:
  SHARES ISSUED                                          190          1,205            798          2,815
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS             14             27             16             19
  SHARES REDEEMED                                       (515)          (873)          (992)        (2,187)
  SHARES ISSUED IN CONNECTION WITH ACQUISITION
    OF COMMON TRUST FUND NET ASSETS                       --             --          2,697             --
-----------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                              (311)           359          2,519            647
===========================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES               (557)         3,018          2,663            900
===========================================================================================================

                                                                                                                          OREGON
                                                                NEBRASKA                        OHIO                INTERMEDIATE
                                                      TAX FREE FUND(000)          TAX FREE FUND(000)          TAX FREE FUND(000)
----------------------------------------------------------------------------------------------------------------------------------
                                                   10/1/02       10/1/01       10/1/02    4/30/02(1)       10/1/02       10/1/01
                                                        TO            TO            TO            TO            TO            TO
                                                   3/31/03       9/30/02       3/31/03       9/30/02       3/31/03       9/30/02
----------------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)                 (UNAUDITED)                 (UNAUDITED)
CLASS A:
  SHARES ISSUED                                         27            72            10            43           155           466
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS            5            13            --            --             9            14
  SHARES REDEEMED                                      (75)         (125)           (3)           --           (85)         (348)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                             (43)          (40)            7            43            79           132
==================================================================================================================================
CLASS C:
  SHARES ISSUED                                         32            69            21            --            --            --
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS            2             2            --            --            --            --
  SHARES REDEEMED                                       (2)           (2)           --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                              32            69            21            --            --            --
==================================================================================================================================
CLASS Y:
  SHARES ISSUED                                        215           678           374         4,073           776         1,243
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS            2             3            10             7            22            29
  SHARES REDEEMED                                      (38)         (326)         (261)         (478)         (968)       (1,914)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                             179           355           123         3,602          (170)         (642)
==================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES              168           384           151         3,645           (91)         (510)
==================================================================================================================================

                                                             SHORT
                                                TAX FREE FUND(000)      TAX FREE FUND(000)
---------------------------------------------------------------------------------------------
                                                       10/25/02(1)       10/1/02   10/1/01
                                                                TO            TO        TO
                                                           3/31/03       3/31/03   9/30/02
---------------------------------------------------------------------------------------------
                                                       (UNAUDITED)    (UNAUDITED)
CLASS A:
  SHARES ISSUED                                                164           464       697
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS                    1           111       151
  SHARES REDEEMED                                               --          (649)   (1,465)
---------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                     165           (74)     (617)
=============================================================================================
CLASS C:
  SHARES ISSUED                                                 --            15       133
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS                   --            16        19
  SHARES REDEEMED                                               --            (7)      (18)
---------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                      --            24       134
=============================================================================================
CLASS Y:
  SHARES ISSUED                                             40,003         3,170     7,040
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS                    5           102        83
  SHARES REDEEMED                                           (3,929)       (4,124)   (9,277)
---------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                  36,079          (852)   (2,154)
=============================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                   36,244          (902)   (2,637)
=============================================================================================

(1) Commencement of operations.

5 >  Investment Security Transactions

     During the six months ended March 31, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

     FUND                                       PURCHASES(000)                         SALES(000)
     ------------------------------------------------------------------------------------------------
     Arizona Tax Free Fund                           $   7,734                          $   5,200
     California Intermediate Tax Free Fund               5,595                              4,954
     California Tax Free Fund                            5,199                                505
     Colorado Intermediate Tax Free Fund                10,531                              3,892
     Colorado Tax Free Fund                              3,441                              4,203
     Intermediate Tax Free Fund                         74,519                             64,251
     Minnesota Intermediate Tax Free Fund               18,802                             25,481
     Minnesota Tax Free Fund                            10,582                             18,494
     Missouri Tax Free Fund                             11,666                              7,742
     Nebraska Tax Free Fund                              2,951                              1,368
     Ohio Tax Free Fund                                  3,234                              1,881
     Oregon Intermediate Tax Free Fund                  13,798                             15,725
     Short Tax Free Fund                               175,826                            113,599
     Tax Free Fund                                      70,918                             68,588

     At March 31, 2003, the total cost of securities for federal income tax purposes was the same as amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2003, is as follows:

                                                                                          FEDERAL
                                                AGGREGATE       AGGREGATE                   INCOME
                                                    GROSS           GROSS                      TAX
                                             APPRECIATION    DEPRECIATION           NET       COST
     FUND                                           (000)           (000)         (000)      (000)
     --------------------------------------------------------------------------------------------
     Arizona Tax Free Fund                     $    1,727        $    (5)   $    1,722   $ 25,299
     California Intermediate Tax Free Fund          3,606             --         3,606     46,039
     California Tax Free Fund                       2,140            (16)        2,124     27,651
     Colorado Intermediate Tax Free Fund            5,170             (2)        5,168     69,213
     Colorado Tax Free Fund                         2,540            (14)        2,526     27,831
     Intermediate Tax Free Fund                    56,882           (314)       56,568    672,173
     Minnesota Intermediate Tax Free Fund          17,208            (70)       17,138    250,271
     Minnesota Tax Free Fund                       11,377           (290)       11,087    180,567
     Missouri Tax Free Fund                        11,469             --        11,469    185,476
     Nebraska Tax Free Fund                         1,686             (6)        1,680     32,554
     Ohio Tax Free Fund                             1,570             --         1,570     37,396
     Oregon Intermediate Tax Free Fund             10,191           (429)        9,762    144,467
     Short Tax Free Fund                           11,916           (233)       11,683    350,613
     Tax Free Fund                                 35,120           (593)       34,527    488,670

6 >  Concentration of Credit Risk

     The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these Funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

     The rating of long-term securities as a percentage of the total value of investments at March 31, 2003, is as follows:

     STANDARD &               CALIFORNIA                   COLORADO
     POOR'S/       ARIZONA  INTERMEDIATE   CALIFORNIA  INTERMEDIATE
     MOODY'S      TAX FREE      TAX FREE     TAX FREE      TAX FREE
     RATINGS:         FUND          FUND         FUND          FUND
     -----------------------------------------------------------------
     AAA/Aaa            66%           60%          57%           65%
     AA/Aa              15             9           17            16
     A/A                 4            15           10             4
     BBB/Baa             9            13           13             8
     NR                  6             3            3             7
                 -----------------------------------------------------
                       100%          100%         100%          100%

     STANDARD &                              MINNESOTA
     POOR'S/      COLORADO  INTERMEDIATE  INTERMEDIATE  MINNESOTA  MISSOURI
     MOODY'S      TAX FREE      TAX FREE      TAX FREE   TAX FREE  TAX FREE
     RATINGS:         FUND          FUND          FUND       FUND      FUND
     -------------------------------------------------------------------------
     AAA/Aaa            63%           66%           60%        41%       54%
     AA/Aa              14            17            23         22        42
     A/A                 8             8             7         16         2
     BBB/Baa            12             6             3          7         1
     NR                  3             3             7         14         1
                  ------------------------------------------------------------
                       100%          100%          100%       100%      100%


     STANDARD &                             OREGON
     POOR'S/      NEBRASKA      OHIO  INTERMEDIATE     SHORT
     MOODY'S      TAX FREE  TAX FREE      TAX FREE  TAX FREE  TAX FREE
     RATINGS:         FUND      FUND          FUND      FUND      FUND
     ---------------------------------------------------------------------
     AAA/Aaa            48%       63%           55%       48%       56%
     AA/Aa              33        35            37        27        11
     A/A                 8         2             4        11        18
     BBB/Baa                                     2         6         9
     NR                 11                       2         8         6
                  --------------------------------------------------------
                       100%      100%          100%      100%      100%


     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.

7 >  Common Trust Fund Conversions

     On October 25, 2002, the Intermediate Tax Free Fund acquired substantially all of the assets of the Total Return Tax Exempt Bond Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y shares of the Intermediate Tax Free Fund. On November 22, 2002, the Missouri Tax Free Fund acquired substantially all of the assets of the Common Fund M (Joplin) Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y shares of the Missouri Tax Free Fund. In addition, the First American Short Tax Free Fund shell portfolio acquired substantially all of the assets of the Intermediate Tax Exempt Bond Common Trust Fund (sponsored by U.S. Bank) in exchange for Class Y of the Short Tax Free Fund. The following table illustrates the specifics of the common trust fund conversions of certain Funds included in this semiannual report:

                                                     ACQUIRED      SHARES ISSUED TO
                                                    FUNDS NET       SHAREHOLDERS OF   ACQUIRING FUND         COMBINED    TAX STATUS
ACQUIRED FUND       ACQUIRING FUND                ASSETS(000)    ACQUIRED FUND(000)  NET ASSETS(000)  NET ASSETS(000)   OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
Total Return Tax
 Exempt Bond
 Common Trust Fund  Intermediate
                      Tax Free Fund - Class Y       $ 213,002(2)             19,435        $ 516,336        $ 729,338   Non-taxable

Common Fund M
 (Joplin) Common
 Trust Fund         Missouri
                      Tax Free Fund - Class Y       $  32,466(3)              2,697        $ 164,002        $ 196,468   Non-taxable

Intermediate Tax
 Exempt Bond
 Common Trust Fund  Short
                      Tax Free Fund - Class Y(1)    $ 314,140                31,414               --        $ 314,140   Non-taxable

(1) Shell portfolio

(2) Includes unrealized appreciation of $19,765.

(3) Includes unrealized appreciation of $1,179.

BOARD OF DIRECTORS FIRST AMERICAN INVESTMENT FUNDS, INC.

Roger Gibson
Director of First American Investment Funds, Inc.
Vice President, Cargo-United Airlines

Leonard Kedrowski
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

John Murphy Jr.
Director of First American Investment Funds, Inc.
Retired; former Executive Vice President of U.S. Bancorp

Richard Riederer
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of First American Investment Funds, Inc.
Former Chairperson of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

Virginia Stringer
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

James Wade
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

[FIRST AMERICAN FUNDS LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This material must be preceded or accompanied by a current prospectus, which contains more complete information about First American Funds, including risks, fees, and expenses. Please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit firstamericanfunds.com for additional information about First American Funds.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

2051-03      5/2003     SAR-TAXFREE

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

     (e)(2) Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed - end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a)- Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b)-- Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses. N/A

Item 10 - Exhibits 10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By  /s/ THOMAS S. SCHREIER, JR.
    ----------------------------
    Thomas S. Schreier, Jr.
    President

Date: May ____, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ THOMAS S. SCHREIER, JR.
    ----------------------------
    Thomas S. Schreier, Jr.
    President

Date:  May ____, 2003

By  /s/ ROBERT H. NELSON
    ---------------------
       Robert H. Nelson
       Treasurer

Date:  May ____, 2003